File Nos. 333-34817
                                                                       811-07060
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ ]
     Pre-Effective Amendment No.                                      [ ]
     Post-Effective Amendment No. 3                                   [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]
     Amendment No. 14                                                     [X]

                      (Check appropriate box or boxes.)

     COVA VARIABLE ANNUITY ACCOUNT FIVE
     ___________________________________
     (Exact Name of Registrant)

     COVA FINANCIAL LIFE INSURANCE COMPANY
     ______________________________________
     (Name of Depositor)

     4100 Newport Place Drive, Suite 840, Newport Beach, CA      92600
     ______________________________________________________      ______
     (Address of Depositor's Principal Executive Offices)      (Zip Code)


Depositor's Telephone Number, including Area Code (800) 831-5433
                                                  ______________

     Name and Address of Agent for Service
          Lorry J. Stensrud, President
          Cova Financial Life Insurance Company
          One Tower Lane, Suite 3000
          Oakbrook Terrace, Illinois  60181-4644
          (800) 831-5433

     Copies to:
          Judith A. Hasenauer     and          Frances S. Cook
          Blazzard, Grodd & Hasenauer, P.C.    First Vice President and
          943 Post Road East                   Associate Counsel
          P.O. Box 5108                        Cova Financial Life Insurance
          Westport, CT  06881                       Company
          (203) 226-7866                       One Tower Lane, Suite 3000
                                               Oakbrook Terrace, IL 60181-4644



It is proposed that this filing will become effective:

    _____ immediately upon filing pursuant to paragraph (b) of Rule 485
    __X__ on October 28, 1998 pursuant to paragraph (b) of Rule 485
    _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
    _____ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:

    _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
   Individual Variable Annuity Contracts.

==============================================================================



                               EXPLANATORY NOTE

==============================================================================

This Registration Statement contains two prospectuses (Version A and Version B). The two versions are identical except for the funding options. Different versions of Version A of the Prospectus will be created -- each one with different funding options available. The Prospectuses will be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933. The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.

==============================================================================

          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           --------

          PART A

Item 1.   Cover Page . . . . . . . . . . . . . .   Cover Page

Item 2.   Definitions  . . . . . . . . . . . . .   Index of Special Terms

Item 3.   Synopsis . . . . . . . . . . . . . . .   Profile

Item 4.   Condensed Financial Information  . . .   Condensed Financial Information

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies . .   Other Information - Cova; The
                                                   Separate Account; Investment
                                                   Options

Item 6.   Deductions and Expenses. . . . . . . .   Expenses

Item 7.   General Description of Variable
          Annuity Contracts. . . . . . . . . . .   The Fixed and Variable Annuity

Item 8.   Annuity Period . . . . . . . . . . . .   Income Phase

Item 9.   Death Benefit. . . . . . . . . . . . .   Death Benefit

Item 10.  Purchases and Contract Value . . . . .   Purchase

Item 11.  Redemptions. . . . . . . . . . . . . .   Access to Your Money

Item 12.  Taxes. . . . . . . . . . . . . . . . .   Taxes

Item 13.  Legal Proceedings. . . . . . . . . . .   None

Item 14.  Table of Contents of the Statement of
          Additional Information . . . . . . . .   Table of Contents of the
                                                   Statement of Additional
                                                   Information

          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           --------

          PART B

Item 15.  Cover Page . . . . . . . . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . .   Table of Contents

Item 17.  General Information and History. . . .   Company

Item 18.  Services . . . . . . . . . . . . . . .   Not Applicable

Item 19.  Purchase of Securities Being Offered .   Not Applicable

Item 20.  Underwriters . . . . . . . . . . . . .   Distribution

Item 21.  Calculation of Performance Data. . . .   Performance Information

Item 22.  Annuity Payments . . . . . . . . . . .   Annuity Provisions

Item 23.  Financial Statements . . . . . . . . .   Financial Statements



                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.



                               PART A - VERSION A




                                    THE FIXED
                              AND VARIABLE ANNUITY
                                    ISSUED BY
                       COVA VARIABLE ANNUITY ACCOUNT FIVE
                                       AND
                      COVA FINANCIAL LIFE INSURANCE COMPANY


This prospectus describes the Fixed and Variable Annuity Contract offered by Cova Financial Life Insurance Company (Cova).

The annuity contract has 50 investment choices - a fixed account which offers an interest rate which is guaranteed by Cova, and 49 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios. CURRENTLY, IF YOU ARE NOT PARTICIPATING IN AN ASSET ALLOCATION PROGRAM, YOU CAN ONLY INVEST IN 15 INVESTMENT PORTFOLIOS AT ANY ONE TIME.


AIM VARIABLE INSURANCE FUNDS, INC.:
      MANAGED A I M ADVISORS, INC.
      AIM V.I. Capital Appreciation Fund
      AIM V.I. International Equity Fund
      AIM V.I. Value Fund

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
      MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
      Premier Growth Portfolio
      Real Estate Investment Portfolio

COVA SERIES TRUST:
      MANAGED BY J. P. MORGAN INVESTMENT MANAGEMENT INC.
      Small Cap Stock Portfolio
      Large Cap Stock Portfolio
      Select Equity Portfolio
      International Equity Portfolio
      Quality Bond Portfolio
      MANAGED BY LORD, ABBETT & CO.
      Bond Debenture Portfolio (a "high yield" portfolio under
        California insurance regulations)
      Large Cap Research Portfolio
      Developing Growth Portfolio
      Mid Cap Value Portfolio
      Lord Abbett Growth & Income Portfolio

GENERAL AMERICAN CAPITAL COMPANY:
      MANAGED BY CONNING ASSET MANAGEMENT COMPANY
      Money Market Fund

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
      MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
      Goldman Sachs Growth and Income Fund
      MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
      Goldman Sachs International Equity Fund
      Goldman Sachs Global Income Fund

INVESTORS FUND SERIES:
      MANAGED BY SCUDDER KEMPER INVESTMENTS, INC.
      Kemper Small Cap Value Portfolio
      Kemper Government Securities Portfolio
      Kemper Small Cap Growth Portfolio

LIBERTY VARIABLE INVESTMENT TRUST:
      MANAGED BY NEWPORT FUND MANAGEMENT INC.
      Newport Tiger, Variable Series

LORD ABBETT SERIES FUND, INC.
      MANAGED BY LORD, ABBETT & CO.
      Growth and Income Portfolio

MFS VARIABLE INSURANCE TRUST:
      MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
      MFS Emerging Growth Series
      MFS Research Series
      MFS Growth With Income Series
      MFS High Income Series
      MFS World Governments Series
      MFS/Foreign & Colonial Emerging Markets Equity Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
      MANAGED BY OPPENHEIMER FUNDS, INC.
      Oppenheimer High Income Fund
      Oppenheimer Bond Fund
      Oppenheimer Growth Fund
      Oppenheimer Growth & Income Fund
      Oppenheimer Strategic Bond Fund

PUTNAM VARIABLE TRUST:
      MANAGED BY PUTNAM INVESTMENT MANAGEMENT, INC.
      Putnam VT Growth and Income Fund
      Putnam VT International Growth Fund
      Putnam VT International New Opportunities Fund
      Putnam VT New Value Fund
      Putnam VT Vista Fund

TEMPLETON VARIABLE PRODUCTS SERIES FUND, CLASS 1 SHARES
      MANAGED BY FRANKLIN ADVISERS, INC.
      Franklin Growth Investments Fund
      Franklin Small Cap Investments Fund
      MANAGED BY TEMPLETON ASSET MANAGEMENT LTD.
      Templeton Developing Markets Fund
      MANAGED BY TEMPLETON INVESTMENT COUNSEL, INC.
      Templeton International Fund
      Templeton Asset Allocation Fund
      Templeton Bond Fund
      Templeton Stock Fund
      MANAGED BY FRANKLIN MUTUAL ADVISERS, INC.
      Mutual Shares Investments Fund

      Mutual Discovery Investments Fund

In California, the Franklin Growth Investments Fund, the Franklin Small Cap Investments Fund, the Templeton Asset Allocation Fund, the Templeton Bond Fund, the Templeton Stock Fund, and the Mutual Discovery Investments Fund are not available until approved by the California Insurance Department (check with your broker regarding availability).

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Cova Fixed and Variable Annuity Contract.

To learn more about the Cova Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated ______,1998. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.
gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The Table of Contents of the SAI is on Page __ of this prospectus. For a free copy of the SAI, call us at (800) 523-1661 or write us at : One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.

INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

__________, 1998.


                               TABLE OF CONTENTS
                                                                   Page
  INDEX  OF  SPECIAL  TERMS
  SUMMARY
  FEE TABLE
  EXAMPLES
1.  THE  ANNUITY  CONTRACT
2.  ANNUITY  PAYMENTS  (THE  INCOME  PHASE)
3.  PURCHASE
  Purchase  Payments
  Allocation  of  Purchase  Payments
  Accumulation  Units
4.  INVESTMENT  OPTIONS
   AIM Variable Insurance Funds, Inc.
   Alliance Variable Products Series Fund, Inc.
   Cova Series Trust
   General American Capital Company
   Goldman Sachs Variable Insurance Trust
   Investors Fund Series
   Liberty Variable Investment Trust
   Lord Abbett Series Fund, Inc.
   MFS Variable Insurance Trust
   Oppenheimer Variable Account Funds
   Putnam Variable Trust
   Templeton Variable Products Series Fund
   Transfers
   Dollar  Cost  Averaging  Program
   Automatic  Rebalancing  Program
Approved  Asset  Allocation  Programs
Voting  Rights
Substitution
5.  EXPENSES
Insurance  Charges
Contract  Maintenance  Charge
Withdrawal  Charge
Reduction  or  Elimination  of  the
   Withdrawal  Charge
Premium  Taxes
Transfer  Fee
Income  Taxes
Investment  Portfolio  Expenses
6.  TAXES
Annuity  Contracts  in  General
Qualified  and  Non-Qualified  Contracts
Withdrawals  -  Non-Qualified  Contracts
Withdrawals  -  Qualified  Contracts
Withdrawals  -  Tax-Sheltered  Annuities
Diversification
7.  ACCESS  TO  YOUR  MONEY
Systematic  Withdrawal  Program
8.  PERFORMANCE
9.  DEATH  BENEFIT
Upon  Your  Death
Death  of  Annuitant
10.  OTHER  INFORMATION
Cova
   Year 2000
The  Separate  Account
Distributor
Ownership
Beneficiary
Assignment
Suspension  of  Payments  or  Transfers
Financial  Statements
TABLE  OF  CONTENTS  OF  THE  STATEMENT  OF
ADDITIONAL  INFORMATION


APPENDIX A - CONDENSED FINANCIAL INFORMATION

APPENDIX B - PERFORMANCE INFORMATION



                            INDEX OF SPECIAL TERMS

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. They are identified in the text in italic and the page that is indicated here is where we believe you will find the best explanation for the word or term.

                                                                Page
Accumulation  Phase
Accumulation  Unit
Annuitant
Annuity  Date
Annuity  Options
Annuity  Payments
Annuity  Unit
Beneficiary
Fixed  Account
Income  Phase
Investment  Portfolios
Joint  Owner
Non-Qualified
Owner
Purchase  Payment
Qualified
Tax  Deferral



SUMMARY

THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THIS PROSPECTUS WHICH DISCUSS THE TOPICS IN MORE DETAIL.

1. THE ANNUITY CONTRACT. The fixed and variable annuity contract offered by Cova is a contract between you, the owner, and Cova, an insurance company. The Contract provides a means for investing on a tax-deferred basis in a fixed account of Cova and 49 investment portfolios. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The fixed account offers an interest rate that is guaranteed by the insurance company, Cova. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by Cova.

This contract also offers 49 investment  portfolios  which are listed in Section
4. These portfolios are designed to offer a potentially better return than the fixed account. However, this is NOT guaranteed. You can also lose your money.

You can put money in up to 15 of the investment portfolios and the fixed account. (If you are participating in an asset allocation program, this limit may not apply). You can transfer between accounts up to 12 times a year without charge or tax implications. After 12 transfers, the charge is $25 or 2% of the amount transferred, whichever is less.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.

The amount of money you are able to accumulate in your account during the accumulation phase will determine the amount of income payments during the income phase.

2. ANNUITY PAYMENTS (THE INCOME PHASE). If you want to receive regular income from your annuity, you can choose one of three options. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.

3. PURCHASE. You can buy this contract with $5,000 or more under most circumstances. You can add $500 or more any time you like during the accumulation phase. Your registered representative can help you fill out the proper forms.

4. INVESTMENT OPTIONS. You can put your money in the following investment portfolios which are described in the prospectuses for the funds. Currently, if you are not participating in an asset allocation program, you can invest in 15 investment portfolios at any one time.

AIM VARIABLE INSURANCE FUNDS, INC.:
      MANAGED BY A I M ADVISORS, INC.
      AIM V.I. Capital Appreciation Fund
      AIM V.I. International Equity Fund
      AIM V.I. Value Fund

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
      MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
      Premier Growth Portfolio
      Real Estate Investment Portfolio

COVA SERIES TRUST:
      MANAGED BY J. P. MORGAN INVESTMENT MANAGEMENT INC.
      Small Cap Stock Portfolio
      Large Cap Stock Portfolio
      Select Equity Portfolio
      International Equity Portfolio
      Quality Bond Portfolio
      MANAGED BY LORD, ABBETT & CO.
      Bond Debenture Portfolio (a "high yield" portfolio under California insurance regulations)
      Large Cap Research Portfolio
      Developing Growth Portfolio
      Mid Cap Value Portfolio
      Lord Abbett Growth & Income Portfolio

GENERAL AMERICAN CAPITAL COMPANY:
      MANAGED BY CONNING ASSET MANAGEMENT COMPANY
      Money Market Fund

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
      MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
      Goldman Sachs Growth and Income Fund
      MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
      Goldman Sachs International Equity Fund
      Goldman Sachs Global Income Fund

INVESTORS FUND SERIES:
      MANAGED BY SCUDDER KEMPER INVESTMENTS, INC.
      Kemper Small Cap Value Portfolio
      Kemper Government Securities Portfolio
      Kemper Small Cap Growth Portfolio

LIBERTY VARIABLE INVESTMENT TRUST:
      MANAGED BY NEWPORT FUND MANAGEMENT INC.
      Newport Tiger, Variable Series

LORD ABBETT SERIES FUND, INC.
      MANAGED BY LORD, ABBETT & CO.
      Growth and Income Portfolio

MFS VARIABLE INSURANCE TRUST:
      MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
      MFS Emerging Growth Series
      MFS Research Series
      MFS Growth With Income Series
      MFS High Income Series
      MFS World Governments Series
      MFS/Foreign & Colonial Emerging Markets Equity Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
      MANAGED BY OPPENHEIMER FUNDS, INC.
      Oppenheimer High Income Fund
      Oppenheimer Bond Fund
      Oppenheimer Growth Fund
      Oppenheimer Growth & Income Fund
      Oppenheimer Strategic Bond Fund

PUTNAM VARIABLE TRUST:
      MANAGED BY PUTNAM INVESTMENT MANAGEMENT, INC.
      Putnam VT Growth and Income Fund
      Putnam VT International Growth Fund
      Putnam VT International New Opportunities Fund
      Putnam VT New Value Fund
      Putnam VT Vista Fund

TEMPLETON VARIABLE PRODUCTS SERIES FUND, CLASS 1 SHARES
      MANAGED BY FRANKLIN ADVISERS, INC.
      Franklin Growth Investments Fund
      Franklin Small Cap Investments Fund
      MANAGED BY TEMPLETON ASSET MANAGEMENT LTD.
      Templeton Developing Markets Fund
      MANAGED BY TEMPLETON INVESTMENT COUNSEL, INC.
      Templeton International Fund
      Templeton Asset Allocation Fund
      Templeton Bond Fund
      Templeton Stock Fund
      MANAGED BY FRANKLIN MUTUAL ADVISERS, INC.
      Mutual Shares Investments Fund
      Mutual Discovery Investments Fund

In California, the Franklin Growth Investments Fund, the Franklin Small Cap Investments Fund, the Templeton Asset Allocation Fund, the Templeton Bond Fund, the Templeton Stock Fund, and the Mutual Discovery Investments Fund are not available until approved by the California Insurance Department (check with your broker regarding availability).

Depending upon market conditions, you can make or lose money in any of these portfolios.

5. EXPENSES. The contract has insurance features and investment features, and there are costs related to each.

Each year Cova deducts a $30 contract maintenance charge from your contract. During the accumulation phase, Cova currently waives this charge if the value of your contract is at least $50,000. Cova also deducts for its insurance charges which total 1.40% of the average daily value of your contract allocated to the investment portfolios.

If you take your money out, Cova may assess a withdrawal charge which is equal to 5% of the purchase payment you withdraw. When you begin receiving regular income payments from your annuity, Cova will assess a state premium tax charge, if applicable, which ranges from 0-4% depending upon the state.

There are also investment charges which currently range from .205% to 1.60% of the average daily value of the investment portfolio depending upon the investment portfolio.

6. TAXES. Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

7. ACCESS TO YOUR MONEY. You can take money out at any time during the accumulation phase. After the first year, you can take up to 10% of your total purchase payments each year without charge from Cova. Withdrawals in excess of that will be charged 5% of each payment you take out. Each purchase payment you add to your Contract has its own 5 year withdrawal charge period. After Cova has had a payment for 5 years, there is no charge for withdrawing that payment. Of course, you may also have to pay income tax and a tax penalty on any money you take out.

8. PERFORMANCE. The value of the contract will vary up or down depending upon the investment performance of the Portfolio(s) you choose. Cova provides performance information in Appendix B and the SAI. Past performance is not a guarantee of future results.

9. DEATH BENEFIT. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.

10.  OTHER INFORMATION.

Free Look. If you cancel the contract within 10 days after receiving it (or, in the State of California, within 30 days if you are 60 years or older when we issue the contract), we will send your money back without assessing a withdrawal charge. You will receive whatever your contract is worth on the day we receive your request. This may be more or less than your original payment. If we're required by law to return your original payment, we reserve the right to put your money in the Money Market Fund during the free-look period and will refund the greater of your original payment (less any withdrawals) or the value of your contract.

     No Probate. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

     Who should purchase the Contract? The contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

     Additional Features. This contract has additional features you might be interested in. These include:

     You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

     You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

     You can arrange to automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

     Under certain circumstances, Cova will give you your money without a withdrawal charge if you need it while you're in a nursing home. We call this feature the Nursing Home Waiver.

These features may not be suitable for your particular situation.

11.  INQUIRIES.  If you need more information, please contact us at:

                     Cova Life Sales Company
                     One Tower Lane, Suite 3000
                     Oakbrook Terrace, IL 60181
                     800-523-1661

                 COVA VARIABLE ANNUITY ACCOUNT FIVE FEE TABLE

OWNER  TRANSACTION  EXPENSES
Withdrawal  Charge  (see  Note  2  below)     5%  of  purchase  payment  withdrawn

Transfer  Fee  (see  Note  3  below)
     No charge for first 12 transfers in a contract year; thereafter, the fee is $25 per transfer or, if less, 2% of the amount transferred.

Contract  Maintenance  Charge  (see  Note  4  below)     $30  per  contract  per  year

SEPARATE  ACCOUNT  ANNUAL  EXPENSES
(as  a  percentage  of  average  account  value)

Mortality and Expense Risk Premium  1.25%
Administrative Expense Charge        .15%
TOTAL SEPARATE ACCOUNT              -----
ANNUAL EXPENSES                     1.40%

INVESTMENT  PORTFOLIO  EXPENSES
(as  a  percentage of the average daily net assets of an investment portfolio)

AIM VARIABLE INSURANCE FUNDS, INC.

                                        Management                                   Total Annual
                                        Fees                 Other Expenses          Portfolio Expenses
                                        ----                 --------------          ------------------


Managed by A I M Advisors, Inc.

    AIM V.I. Capital Appreciation Fund+     .63%                      .05%                .68%
    AIM V.I. International Equity Fund+     .75%                      .18%                .93%
    AIM V.I. Value Fund+                    .62%                      .08%                .70%

+ A I M Advisors, Inc. ("AIM") may from time to time voluntarily waive or reduce its respective fees. Effective May 1, 1998, the Funds reimburse AIM in an amount up to 0.25% of the average net asset value of each Fund, for expenses incurred in providing, or assuring that participating insurance companies provide, certain administrative services. Currently, the fee only applies to the average net asset value of each Fund in excess of the net asset value of each Fund as calculated on April 30, 1998.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
                                                                                        Total Annual
                                                                 Other Expenses         Portfolio Expenses
                                            Management
                                            Fees
                                            ----                  --------------        ---------------


Managed by Alliance Capital
Management L.P.

    Premier Growth Portfolio*                1.00%                      .08%                  1.08%
    Real Estate Investment Portfolio**/***      0%                      .95%                   .95%

*The adviser to the Fund discontinued the expense reimbursement with respect to the Premier Growth Portfolio effective May 1, 1998.

**The expenses shown with respect to the Real Estate Investment Portfolio are net of voluntary reimbursements. Expenses have been capped at .95% and the adviser to the Fund intends to continue such reimbursements for the foreseeable future. The estimated expenses for the Real Estate Investment Portfolio, before reimbursement, are: .90% management fees and 1.41% for other expenses.

***Annualized.


COVA SERIES TRUST

                                                                               Total Annual
                                                        Other Expenses         Portfolio
                                   Management           (after expense         (after expense
                                   Fees                  reimbursement)(1)     reimbursement)(1)
                                   ----                  -----------------     -----------------

Managed by J.P. Morgan
Investment Management Inc.
  Select Equity Portfolio                 .75%                           .10%           .85%
  Small Cap Stock Portfolio               .85%                           .10%           .95%
  International Equity Portfolio          .85%                           .10%           .95%
  Quality Bond Portfolio                  .55%                           .10%           .65%
  Large Cap Stock Portfolio               .65%                           .10%           .75%

Managed by Lord, Abbett & Co.
  Bond Debenture Portfolio  (a
   "high yield" portfolio under
   California insurance regulations)      .75%                           .10%           .85%
  Mid-Cap Value Portfolio*               1.00%                           .10%          1.10%
  Large Cap Research Portfolio*          1.00%                           .10%          1.10%
  Developing Growth Portfolio*            .90%                           .10%          1.00%
  Lord Abbett Growth and Income
     Portfolio**                          .65%                           .10%           .75%

(1) Since August 20, 1990, Cova has been reimbursing the investment portfolios of Cova Series Trust for all operating expenses (exclusive of the management fees) in excess of approximately .10%. Absent the expense reimbursement, the percentages shown for total annual portfolio expenses (on an annualized basis) for the year or period ended December 31, 1997 would have been 1.00% for the Select Equity Portfolio, 1.39% for the Small Cap Stock Portfolio, 1.53% for the International Equity Portfolio, 1.08% for the Quality Bond Portfolio, 1.08% for the Large Cap Stock Portfolio, 1.07% for the Bond Debenture Portfolio, 8.41% for the Mid-Cap Value Portfolio, 10.04 for the Large Cap Research Portfolio and 9.00% for the Developing Growth Portfolio.

*Annualized.  The Portfolio commenced investment operations on August 20, 1997.

**Estimated.  The Portfolio has not commenced investment operations yet.



GENERAL AMERICAN CAPITAL COMPANY

                                        Management                                   Total Annual
                                        Fees                 Other Expenses          Portfolio Expenses
                                        ----                 --------------          ------------------

Managed by Conning Asset
Management Company

    Money Market Fund                     .125%                     .08%                  .205%



GOLDMAN SACHS VARIABLE INSURANCE TRUST

                                                                                     Total Annual
                                                             Other Expenses          Portfolio Expenses
                                        Management           (after expense          (after expense
                                        Fees                 reimbursement)*         reimbursement)*
                                        ----------           ----------------        ------------------

Managed by Goldman Sachs Asset
Management

    Goldman Sachs Growth and Income
     Fund                                 .75%                     .15%                   .90%

Managed by Goldman Sachs Asset
Management International

    Goldman Sachs International
     Equity Fund                         1.00%                     .25%                  1.25%

    Goldman Sachs Global Income Fund      .90%                     .15%                  1.05%

*The investment advisers have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed the amounts set forth above under "Other
Expenses." The reductions or limits, if any, are calculated monthly on a non-cumulative basis and may be discontinued or modified by the investment advisers in their discretion at any time.



INVESTORS FUND SERIES

                                        Management                                   Total Annual
                                        Fees                 Other Expenses          Portfolio Expenses
                                        ----                 --------------          ------------------

Managed by Scudder Kemper Investments,
Inc.

    Kemper Small Cap Value Portfolio       .75%                     .09%                   .84%
    Kemper Government Securities Portfolio .55%                     .09%                   .64%
    Kemper Small Cap Growth Portfolio      .65%                     .06%                   .71%


LIBERTY VARIABLE INVESTMENT TRUST

                                        Management                                   Total Annual
                                        Fees                 Other Expenses          Portfolio Expenses
                                        ----                 --------------          ------------------


Managed by Newport Fund
Management Inc.

    Newport Tiger, Variable Series        .90%                     .37%                  1.27%




LORD ABBETT SERIES FUND, INC.


                                            Management   12b-1                          Total Annual
                                            Fees          Fees    Other Expenses        Portfolio Expenses
                                            ----          ----    --------------        ------------------

Managed by Lord, Abbett & Co.

    Growth and Income Portfolio*            .50%         .15%        .02%                 .67%

*The Growth and Income Portfolio of Lord Abbett Series Fund, Inc. has a 12b-1 plan which provides for payments to Lord, Abbett & Co. for remittance to a life insurance company for certain distribution expenses (see the Fund Prospectus). The 12b-1 plan provides that such remittances, in the aggregate, will not exceed
 .15%, on an annual basis, of the daily net asset value of shares of the Growth and Income Portfolio. For the year ending December 31, 1998, the 12b-1 fees are estimated to be .15%. The examples below for this Portfolio reflect the estimated 12b-1 fees.








MFS VARIABLE INSURANCE TRUST

                                                                                        Total Annual
                                                                 Other Expenses         Portfolio Expenses
                                            Management           (after expense         (after expense
                                            Fees                 reimbursement)*       reimbursement)*
                                            ----                  ---------------       ---------------
Managed by Massachusetts Financial
Services Company
    MFS Emerging Growth Series                 .75%                     .12%                 .87%
    MFS Research Series                        .75%                     .13%                 .88%
    MFS Growth With Income Series              .75%                     .25%                1.00%
    MFS High Income Series                     .75%                     .25%                1.00%
    MFS World Governments Series               .75%                     .25%                1.00%
    MFS/Foreign & Colonial Emerging
     Markets Equity Series                    1.25%                     .25%                1.50%

*The  adviser  has  agreed  to  bear   expenses  for  the  Series,   subject  to
reimbursement by the Series,  so that the Series' "Other Expenses" do not exceed
 .25% annually. Absent such reimbursement, "Total Annual Portfolio Expenses" would be: 1.10% for the MFS Growth With Income Series; 1.15% for the MFS High Income Series and the MFS World Governments Series; and are estimated to be 5.92% for the MFS/Foreign & Colonial Emerging Markets Equity Series.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

                                                                                        Total Annual
                                                                 Other Expenses         Portfolio Expenses
                                            Management
                                            Fees
                                            ----                  --------------        --------------
Managed by Oppenheimer Funds, Inc.

    Oppenheimer High Income Fund              .75%                     .07%                 .82%
    Oppenheimer Bond Fund                     .73%                     .05%                 .78%
    Oppenheimer Growth Fund                   .73%                     .02%                 .75%
    Oppenheimer Growth & Income Fund          .75%                     .08%                 .83%
    Oppenheimer Strategic Bond Fund           .75%                     .08%                 .83%

PUTNAM VARIABLE TRUST

                                            Management                                  Total Annual
                                            Fees                  Other Expenses        Portfolio Expenses
                                            ----                  --------------        ------------------
Managed by Putnam Investment
Management, Inc.

    Putnam VT Growth and Income Fund          .47%                     .04%                  .51%
    Putnam VT International Growth Fund*      .73%                     .47%                 1.20%
    Putnam VT International New
      Opportunities Fund*                     .92%                     .68%                 1.60%

    Putnam VT New Value Fund                  .70%                     .15%                  .85%
    Putnam VT Vista Fund                      .65%                     .22%                  .87%

*The management fees and "Other Expenses" shown in the table reflect an expense limitation. In the absence of an expense limitation, management fees, "Other Expenses" and total annual portfolio expenses would have been: .80%, .47% and 1.27% respectively for the Putnam VT International Growth Fund and 1.20%, .68% and 1.88% respectively for the Putnam VT International New Opportunities Fund.


TEMPLETON VARIABLE PRODUCTS SERIES FUND, CLASS 1 SHARES


                                            Management                                  Total Annual
                                            Fees                  Other Expenses        Portfolio Expenses
                                            ----                  --------------        ------------------

Templeton Developing Markets Fund            1.25%                      .33%                1.58%

Templeton International Fund(a)               .69%                      .19%                 .88%

Mutual Shares Investments Fund(b)             .40%                      .60%                1.00%

Franklin Growth Investments Fund(c)           .40%                      .60%                1.00%

Franklin Small Cap Investments Fund(d)        .40%                      .60%                1.00%

Mutual Discovery Investments Fund(e)          .40%                      .60%                1.00%

Templeton Asset Allocation Fund(f)            .60%                      .18%                 .78%

Templeton Bond Fund                           .50%                      .18%                 .68%

Templeton Stock Fund(f)                        .69%                      .19%                 .88%

     (a) Management Fees and Total Annual Portfolio expenses have been restated to reflect the management fee schedule approved by shareholders and effective May 1, 1997. See fund prospectus for details. Actual Management Fees and Total Annual Portfolio Expenses during 1997 were lower.

     (b) The Manager has agreed in advance to waive management fees and make certain payments to reduce fund expenses as necessary so that Total Annual Portfolio Expenses do not exceed 1.00% of the fund's Class 1 net assets through 1998. The Manager may end this arrangement without notice at a later date. Estimated Management Fees, Other Expenses and Total Annual Portfolio Expenses before any waivers would be .60%, .60% and 1.20%, respectively.

     (c) The investment manager has agreed in advance to waive management fees and make certain payments to reduce Fund expenses as necessary so that Total Annual Portfolio Expenses do not exceed 1.00% of the Fund's Class 1 net assets through 1998. The investment manager may end this arrangement at a later date. Estimated Management Fees, Other Expenses and Total Annual Portfolio Expenses before any waivers would be 0.60%, 0.60% and 1.20%, respectively.

     (d) The investment manager has agreed in advance to waive management fees and make certain payments to reduce Fund expenses as necessary so that Total Annual Portfolio Expenses do not exceed 1.00% of the Fund's Class 1 net assets through 1998. The investment manager may end this arrangement at a later date. Estimated Management Fees, Other Expenses and Total Annual Portfolio Expenses before any waivers would be 0.75%, 0.60% and 1.35%, respectively.

     (e) The investment manager has agreed in advance to waive management fees and make certain payments to reduce Fund expenses as necessary so that Total Annual Portfolio Expenses do not exceed 1.00% of the Fund's Class 1 net assets through 1998. The investment manager may end this arrangement at a later date. Estimated Management Fees, Other Expenses and Total Annual Portfolio Expenses before any waivers would be 0.80%, 0.60% and 1.40%, respectively.

     (f) Management Fees and Total Annual Portfolio Expenses have been restated to reflect the management fee schedule approved by shareholders and effective May 1, 1997. Actual Management Fees and Total Annual Portfolio Expenses before May 1, 1997 were lower.




                                   EXAMPLES

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

(a)  upon surrender at the end of each time period;

(b)  if the contract is not surrendered or is annuitized.



                                               Time  Periods



                                            1 year     3 years         5 years       10 years
                                           ---------  ----------      ---------      ---------

AIM VARIABLE INSURANCE FUNDS, INC.

    Managed by A I M Advisors, Inc.

    AIM V.I. Capital Appreciation Fund      (a)$72.09  (a)$113.03
                                            (b)$22.09  (b)$ 68.03
    AIM V.I. International Equity Fund      (a)$74.60  (a)$120.57
                                            (b)$24.60  (b)$ 75.57
    AIM V.I. Value Fund                     (a)$72.29  (a)$113.63
                                            (b)$22.29  (b)$ 68.63

ALLIANCE VARIABLE PRODUCTS SERIES FUND,
INC.

    Managed by Alliance Capital
    Management L.P.

    Premier Growth Portfolio                (a)$76.10  (a)$125.06
                                            (b)$26.10  (b)$ 80.06
    Real Estate Investment Portfolio        (a)$74.80  (a)$121.17
                                            (b)$24.80  (b)$ 76.17



COVA SERIES TRUST

    Managed by J.P. Morgan Investment
    Management Inc.

    Small Cap Stock Portfolio               (a)$74.80  (a)$121.17     (a)$175.00     (a)$276.73
                                            (b)$24.80  (b)$ 76.17     (b)$130.00     (b)$276.23
    Large Cap Stock Portfolio               (a)$72.80  (a)$115.15     (a)$164.95     (a)$256.13
                                            (b)$22.80  (b)$ 70.15     (b)$119.95     (b)$256.13
    Select Equity Portfolio                 (a)$73.80  (a)$118.16     (a)$169.99     (a)$266.24
                                            (b)$23.80  (b)$ 73.16     (b)$124.99     (b)$266.24
    International Equity Portfolio          (a)$74.80  (a)$121.17     (a)$175.00     (a)$276.23
                                            (b)$24.80  (b)$ 76.17     (b)$130.00     (b)$276.23
    Quality Bond Portfolio                  (a)$71.79  (a)$112.12     (a)$159.89     (a)$245.92
                                            (b)$21.79  (b)$ 67.12     (b)$114.89     (b)$245.92

    Managed by Lord, Abbett & Co.

    Bond Debenture Portfolio (a "high
    yield" portfolio under California
    Insurance regulations)                  (a)$73.80  (a)$118.16     (a)$169.99     (a)$266.24
                                            (b)$23.80  (b)$ 73.16     (b)$124.99     (b)$266.24
    Large Cap Research Portfolio            (a)$76.30  (a)$125.66
                                            (b)$26.30  (b)$ 80.66
    Developing Growth Portfolio             (a)$75.30  (a)$122.67
                                            (b)$25.30  (b)$ 77.67
    Mid Cap Value Portfolio                 (a)$76.30  (b)$125.66
                                            (b)$26.30  (b)$ 80.66
    Lord Abbett Growth & Income Portfolio   (a)$72.80  (a)$115.15
                                            (b)$22.80  (b)$ 70.15


GENERAL AMERICAN CAPITAL COMPANY

   Managed by Conning Asset Management
   Company

   Money Market Fund                        (a)$67.31  (a)$ 98.54     (a)$137.02     (a)$199.08
                                            (b)$17.31  (b)$ 53.54     (b)$ 92.02     (b)$199.08

GOLDMAN SACHS VARIABLE INSURANCE TRUST

   Managed by Goldman Sachs Asset
   Management

   Goldman Sachs Growth and Income Fund     (a)$74.30  (a)$119.67
                                            (b)$24.30  (b)$ 74.67

   Managed by Goldman Sachs Asset
   Management International

   Goldman Sachs International Equity
    Fund                                    (a)$77.80  (a)$130.14
                                            (b)$27.80  (b)$ 85.14

   Goldman Sachs Global Income Fund         (a)$75.80  (a)$124.17
                                            (b)$25.80  (b)$ 79.17

INVESTORS FUND SERIES

    Managed by Scudder Kemper Investments, Inc.

    Kemper Small Cap Value Portfolio        (a)$73.70  (a)$117.86
                                            (b)$23.70  (b)$ 72.86

    Kemper Government Securities Portfolio  (a)$71.69  (a)$111.82
                                            (b)$21.69  (b)$ 66.82

    Kemper Small Cap Growth Portfolio       (a)$72.39  (a)$113.94
                                            (b)$22.39  (b)$ 68.94

LIBERTY VARIABLE INVESTMENT TRUST

   Managed by Newport Fund Management Inc.

   Newport Tiger, Variable Series           (a)$78.00  (a)$130.73
                                            (b)$28.00  (b)$ 85.73

LORD ABBETT SERIES FUND, INC.

    Managed by Lord, Abbett & Co.

    Growth and Income Portfolio             (a)$71.99  (a)$112.73     (a)$160.90     (a)$247.97
                                            (b)$21.99  (b)$ 67.73     (b)$115.90     (b)$247.97

MFS VARIABLE INSURANCE TRUST

    Managed by Massachusetts Financial
    Services Company

    MFS Emerging Growth Series              (a)$74.00  (a)$118.76
                                            (b)$24.00  (b)$ 73.76
    MFS Research Series                     (a)$74.10  (a)$119.07
                                            (b)$24.10  (b)$ 74.07
    MFS Growth With Income Series           (a)$75.30  (a)$122.67
                                            (b)$25.30  (b)$ 77.67
    MFS High Income Series                  (a)$75.30  (a)$122.67
                                            (b)$25.30  (b)$ 77.67
    MFS World Governments Series            (a)$75.30  (a)$122.67
                                            (b)$25.30  (b)$ 77.67
    MFS/Foreign & Colonial Emerging
      Markets Equity Series                 (a)$80.29  (a)$137.54
                                            (b)$30.29  (b)$ 92.54

OPPENHEIMER VARIABLE ACCOUNT FUNDS

    Managed by Oppenheimer Funds, Inc.

    Oppenheimer High Income Fund            (a)$73.50  (a)$117.26
                                            (b)$23.50  (b)$ 72.26
    Oppenheimer Bond Fund                   (a)$73.10  (a)$116.05
                                            (b)$23.10  (b)$ 71.05
    Oppenheimer Growth Fund                 (a)$72.80  (a)$115.15
                                            (b)$22.80  (b)$ 70.15
    Oppenheimer Growth & Income Fund        (a)$73.60  (a)$117.56
                                            (b)$23.60  (b)$ 72.56
    Oppenheimer Strategic Bond Fund         (a)$73.60  (a)$117.56
                                            (b)$23.60  (b)$ 72.56

PUTNAM VARIABLE TRUST

    Managed by Putnam Investment Management, Inc.

    Putnam VT Growth and Income Fund        (a)$70.39  (a)$107.87
                                            (b)$20.39  (b)$ 62.87
    Putnam VT International Growth Fund     (a)$77.30  (a)$128.65
                                            (b)$27.30  (b)$ 83.65
    Putnam VT International New
      Opportunities Fund                    (a)$81.28  (a)$140.49
                                            (b)$31.28  (b)$ 95.49
    Putnam VT New Value Fund                (a)$73.80  (a)$118.16
                                            (b)$23.80  (b)$ 73.16
    Putnam VT Vista Fund                    (a)$74.00  (a)$118.76
                                            (b)$24.00  (b)$ 73.76

TEMPLETON VARIABLE PRODUCTS SERIES FUND, CLASS 1 SHARES

    Managed by Franklin Advisers, Inc.

    Franklin Small Cap Investments Fund     (a)$75.30  (a)$122.67
                                            (b)$25.30  (b)$ 77.67
    Franklin Growth Investments Fund        (a)$75.30  (a)$122.67
                                            (b)$25.30  (b)$ 77.67

    Managed by Templeton Asset Management Ltd.

    Templeton Developing Markets Fund       (a)$81.08  (a)$139.90
                                            (b)$31.08  (b)$ 94.90

    Managed by Templeton Investment Counsel, Inc.

    Templeton International Fund            (a)$74.10  (a)$119.07
                                            (b)$24.10  (b)$ 74.07
    Templeton Asset Allocation Fund         (a)$73.10  (a)$116.05
                                            (b)$23.10  (b)$ 71.05
    Templeton Stock Fund                    (a)$74.10  (a)$119.07
                                            (b)$24.10  (b)$ 74.07
    Templeton Bond Fund                     (a)$72.09  (a)$113.03
                                            (b)$22.09  (b)$ 68.03

    Managed by Franklin Mutual Advisers, Inc.

    Mutual Shares Investments Fund          (a)$75.30  (a)$122.67
                                            (b)$25.30  (b)$ 77.67
    Mutual Discovery Investments Fund       (a)$75.30  (a)$122.67
                                            (b)$25.30  (b)$ 77.67



EXPLANATION  OF  FEE  TABLE  AND  EXAMPLES

1. The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the Separate Account as well as of the investment portfolios.

2. The withdrawal charge is 5% of the purchase payments you withdraw. After Cova has had a purchase payment for 5 years, there is no charge by Cova for a withdrawal of that purchase payment. You may also have to pay income tax and a tax penalty on any money you take out. After the first year, you can take up to 10% of your total purchase payments each year without a charge from Cova.

3. Cova will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is for the Dollar Cost Averaging, Automatic Rebalancing or approved Asset Allocation Programs.

4.   During  the  accumulation   phase,   Cova  will  not  charge  the  contract
     maintenance charge if the value of your contract is $50,000 or more, although, if you make a complete withdrawal, Cova will charge the contract maintenance charge.

5. Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

6.   The assumed average contract size is $30,000.

7. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


There is an accumulation unit value history contained in Appendix A - Condensed Financial Information.


1.  THE  ANNUITY  CONTRACT

This Prospectus  describes the Fixed and Variable  Annuity  Contract  offered by
Cova.

An annuity is a contract between you, the owner, and an insurance company (in this case Cova), where the insurance company promises to pay you an income, in the form of annuity payments, beginning on a designated date that's at least 30 days in the future. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase. The contract benefits from tax deferral.

Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among 49 investment portfolios, and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends upon the investment performance of the investment portfolios you select for the income phase.

The contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by Cova. Cova guarantees that the interest credited to the fixed account will not be less than 3% per year. If you select the fixed account, your money will be placed with the other general assets of Cova. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all rights under the contract. You can change the owner at any time by notifying Cova in writing. You and your spouse can be named joint owners. We have described more information on this in Section 10 - Other Information.

2.    ANNUITY  PAYMENTS  (THE  INCOME  PHASE)

Under the contract you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month. You can also choose among income plans. We call those annuity options.

We ask you to choose your annuity date and annuity option when you purchase the contract. You can change either at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one month after you buy the contract. Annuity payments must begin by the annuitant's 85th birthday or 10 years from the date the contract was issued, whichever is later. The annuitant is the person whose life we look to when we make annuity payments.

If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the fixed account, the investment portfolio(s) or a combination of both. If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things: 1) the value of your contract in the investment portfolio(s) on the annuity date, 2) the 3% assumed investment rate used in the annuity table for the contract, and 3) the performance of the investment portfolios you selected. If the actual performance exceeds the 3% assumed rate, your annuity payments will increase. Similarly, if the actual rate is less than 3%, your annuity payments will decrease.

You can choose one of the following annuity options or any other annuity option acceptable to Cova. After annuity payments begin, you cannot change the annuity option.

Option 1. Life Annuity. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments.

Option 2. Life Annuity with 5, 10 or 20 Years Guaranteed. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

Option 3. Joint and Last Survivor Annuity. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 66 2/3% or 50% of the amount that we would have paid if both were alive.

Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment. In that case, Cova may provide your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $100 a month, Cova has the right to change the frequency of payments so that your annuity payments are at least $100.

3.    PURCHASE

PURCHASE  PAYMENTS

A purchase payment is the money you give us to buy the contract. The minimum we will accept is $5,000 when the contract is bought as a non-qualified contract. If you are buying the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000. The maximum we accept is $1 million without our prior approval. You can make additional purchase payments of $500 or more to either type of contract.

ALLOCATION  OF  PURCHASE  PAYMENTS

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or one or more of the investment portfolios you have selected. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise.

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or, in the state of California, within 30 days if you are 60 years or older when we issue the contract). When you cancel the contract within this time period, Cova will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. If you have purchased the contract as an IRA, we are required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required). If that is the case, we reserve the right to put your purchase payment in the Money Market Fund of General American Capital Company for 15 days before we allocate your first purchase payment to the investment portfolio(s) you have selected. Currently, Cova directly allocates your purchase payment to the investment portfolios and/or fixed account you select.


Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

ACCUMULATION  UNITS

The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every day we determine the value of an accumulation unit for each of the investment portfolios. We do this by:

1. determining the total amount of money invested in the particular investment portfolio;

2. subtracting from that amount any insurance charges and any other charges such as taxes we have deducted; and

3.   dividing this amount by the number of outstanding accumulation units.

The  value  of  an  accumulation  unit  may  go  up  or  down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

EXAMPLE:

On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Quality Bond Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Quality Bond Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Quality Bond Portfolio.

4.   INVESTMENT OPTIONS

The Contract offers 49 investment portfolios which are described below. Currently, if you are not participating in an asset allocation program, you can invest in only 15 investment portfolios at any one time. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. COPIES OF THESE PROSPECTUSES ARE ATTACHED TO THIS PROSPECTUS. CERTAIN PORTFOLIOS CONTAINED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT.

AIM VARIABLE INSURANCE FUNDS, INC.

AIM Variable Insurance Funds, Inc. is a management investment company with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

     AIM V.I. Capital Appreciation Fund
     AIM V.I. International Equity Fund
     AIM V.I. Value Fund

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:

     Premier Growth Portfolio
     Real Estate Investment Portfolio

COVA SERIES TRUST

Cova Series Trust is managed by Cova Investment Advisory Corporation (Cova Advisory), which is an affiliate of Cova. Cova Series Trust is a mutual fund with multiple portfolios. Cova Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. The following portfolios are available under the contract:

     J.P. Morgan Investment Management Inc. is the sub-adviser to the following portfolios:

     Small Cap Stock Portfolio
     Large Cap Stock Portfolio
     Select Equity Portfolio
     International Equity Portfolio
     Quality Bond Portfolio

     Lord, Abbett & Co. is the sub-adviser to the following portfolios:

     Bond Debenture Portfolio (a "high yield" portfolio under California insurance regulations)
     Large Cap Research Portfolio
     Developing Growth Portfolio
     Mid Cap Value Portfolio
     Lord Abbett Growth & Income Portfolio

GENERAL AMERICAN CAPITAL COMPANY

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

     Money Market Fund

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Goldman Sachs Variable Insurance Trust is a mutual fund with multiple portfolios. Goldman Sachs Asset Management is the investment adviser for the Goldman Sachs Growth and Income Fund and Goldman Sachs Asset Management International is the investment adviser for the Goldman Sachs International Equity Fund and Goldman Sachs Global Income Fund. The following portfolios are available under the contract:

    Goldman Sachs Growth and Income Fund
    Goldman Sachs International Equity Fund
    Goldman Sachs Global Income Fund

INVESTORS FUND SERIES

Investors Fund Series is a mutual fund with multiple portfolios. Scudder Kemper Investments, Inc. is the investment adviser for the Kemper Government Securities Portfolio, the Kemper Small Cap Growth Portfolio and the Kemper Small Cap Value Portfolio. The following portfolios are available under the contract:

     Kemper Small Cap Value Portfolio
     Kemper Government Securities Portfolio
     Kemper Small Cap Growth Portfolio

LIBERTY VARIABLE INVESTMENT TRUST

Liberty Variable Investment Trust is a mutual fund with multiple portfolios. Liberty Advisory Services Corp. (LASC) is the investment manager to the Trust. LASC has engaged Newport Fund Management, Inc. as sub-adviser to provide investment advice for the Newport Tiger, Variable Series. The following portfolio is available under the contract:

Newport Tiger, Variable Series (a portfolio investing in equity securities of companies located in certain countries of Asia).

LORD ABBETT SERIES FUND, INC.

Lord Abbett Series Fund, Inc. is a mutual fund. The following portfolio managed by Lord, Abbett & Co. is available under the contract:

     Growth and Income Portfolio

MFS VARIABLE INSURANCE TRUST

MFS  Variable  Insurance  Trust  is a  mutual  fund  with  multiple  portfolios.
Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

     MFS Emerging Growth Series
     MFS Research Series
     MFS Growth With Income Series
     MFS High Income Series
     MFS World Governments Series
     MFS/Foreign & Colonial Emerging Markets Equity Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

     Oppenheimer High Income Fund
     Oppenheimer Bond Fund
     Oppenheimer Growth Fund
     Oppenheimer Growth & Income Fund
     Oppenheimer Strategic Bond Fund

PUTNAM VARIABLE TRUST

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

     Putnam VT Growth and Income Fund
     Putnam VT International Growth Fund
     Putnam VT International New Opportunities Fund
     Putnam VT New Value Fund
     Putnam VT Vista Fund (a stock portfolio)


TEMPLETON VARIABLE PRODUCTS SERIES FUND

Templeton Variable Products Series Fund is a mutual fund with multiple portfolios. Templeton Variable Products Series Fund has two classes of shares - Class 1 and Class 2. Only shares of Class 1 are available under your contract. Franklin Advisers, Inc. is the investment manager of the Franklin Growth Investments Fund and the Franklin Small Cap Investments Fund; Templeton Asset Management Ltd. is the investment manager for the Templeton Developing Markets Fund; Templeton Investment Counsel, Inc. is the investment manager for the Templeton International Fund, the Templeton Asset Allocation Fund, the Templeton Bond Fund and the Templeton Stock Fund; Franklin Mutual Advisers, Inc. is the investment manager for the Mutual Shares Investments Fund and the Mutual Discovery Investments Fund. The following portfolios are available under the contract:

     Templeton Developing Markets Fund
     Templeton International Fund
     Mutual Shares Investments Fund (capital appreciation with income as a secondary objective)
     Mutual Discovery Investments Fund (capital appreciation)
     Franklin Growth Investments Fund
     Franklin Small Cap Investments Fund
     Templeton Asset Allocation Fund
     Templeton Bond Fund
     Templeton Stock Fund




In California, the Franklin Growth Investments Fund, the Franklin Small Cap Investments Fund, the Templeton Asset Allocation Fund, the Templeton Bond Fund, the Templeton Stock Fund, and the Mutual Discovery Investments Fund are not available until approved by the California Insurance Department (check with your broker regarding availability).

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Cova. Certain investment portfolios may also be sold directly to qualified plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.

Cova may enter into certain  arrangements  under which it is  reimbursed  by the
investment   portfolios'  advisors,   distributors  and/or  affiliates  for  the
administrative services which it provides to the portfolios.

TRANSFERS

You can transfer money among the fixed account and the investment portfolios.

Cova has reserved the right during the year to terminate or modify the transfer provisions described above.

You can make transfers by telephone. If you own the contract with a joint owner, unless Cova is instructed otherwise, Cova will accept instructions from either you or the other owner. Cova will use reasonable procedures to confirm that instructions given us by telephone are genuine. If Cova fails to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Cova tape records all telephone instructions.

TRANSFERS DURING THE ACCUMULATION PHASE. You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your Contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The fee is $25 per transfer or, if less, 2% of the amount transferred. The following apply to any transfer during the accumulation phase:

1. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

2.   Your request for transfer must clearly state how much the transfer is for.

3.   You cannot make any transfers within 7 calendar days of the annuity date.

TRANSFERS DURING THE INCOME PHASE. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.

DOLLAR  COST  AVERAGING  PROGRAM

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the Money Market Fund or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the Money Market Fund or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program. There is no additional charge for participating in the Dollar Cost Averaging Program.

Cova reserves the right to modify, terminate or suspend the Dollar Cost Averaging Program.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee.

AUTOMATIC  REBALANCING  PROGRAM

Once your money has been allocated among the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st day after the end of the period you selected. The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

EXAMPLE:

Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Quality Bond Portfolio and 60% to be in the Select Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Cova would sell some of your units in the Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the Select Equity Portfolio to increase those holdings to 60%.

APPROVED  ASSET  ALLOCATION  PROGRAMS

Cova recognizes the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment options available under the contracts. Certain providers of these types of services have agreed to provide such services to owners in accordance with Cova's administrative rules regarding such programs.

Cova has made no independent investigation of these programs. Cova has only established that these programs are compatible with our administrative systems and rules. Approved asset allocation programs are only available during the accumulation phase.

Even though Cova permits the use of approved asset allocation programs, the contract was not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the investment portfolios, and when Cova becomes aware of such disruptive practices, we may modify the transfer provisions of the contract.

If you participate in an Approved Asset Allocation Program, the transfers made under the program are not taken into account in determining any transfer fee.

VOTING  RIGHTS

Cova is the legal owner of the investment portfolio shares. However, Cova believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Cova owns on its own behalf. Should Cova determine that it is no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION

Cova may be required to substitute one of the investment portfolios you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this.

5.   EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE  CHARGES

Each day, Cova makes a deduction for its insurance charges. Cova does this as part of its calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts: 1) the mortality and expense risk premium and 2) the administrative expense charge.

MORTALITY AND EXPENSE RISK PREMIUM. This charge is equal, on an annual basis, to 1.25% of the daily value of the contracts invested in an investment portfolio, after expenses have been deducted. This charge is for all the insurance benefits e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then Cova will bear the loss. Cova does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. Cova may use any profits we make from this charge to pay for the costs of distributing the contract.

ADMINISTRATIVE EXPENSE CHARGE. This charge is equal, on an annual basis, to .15% of the daily value of the contracts invested in an investment portfolio, after expenses have been deducted. This charge, together with the contract maintenance charge (see below), is for all the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. Cova does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, Cova will bear the loss.

CONTRACT  MAINTENANCE  CHARGE

During the accumulation phase, every year on the anniversary of the date when your contract was issued, Cova deducts $30 from your contract as a contract maintenance charge. This charge is for administrative expenses (see above). This charge cannot be increased.

Cova will not deduct this charge during the accumulation phase if, when the deduction is to be made, the value of your contract is $50,000 or more. Cova may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. A pro rata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.

WITHDRAWAL  CHARGE

During the accumulation phase, you can make withdrawals from your contract. Cova keeps track of each purchase payment. Once a year after the first year, you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal the value of your contract is $5,000 or more. Otherwise, the charge is 5% of each purchase payment you take out. However, after Cova has had a purchase payment for 5 years, there is no charge when you withdraw that purchase payment. For purposes of the withdrawal charge, Cova treats withdrawals as coming from the oldest purchase payment first. When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.

NOTE: For tax purposes, withdrawals are considered to have come from the last money into the contract. Thus, for tax purposes, earnings are considered to come out first.

Cova does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

After you have owned the contract for one year, if you, or your joint owner, become confined to a nursing home or hospital for at least 90 consecutive days under a doctor's care and you need part or all of the money from your contract, Cova will not impose a withdrawal charge. You or your joint owner cannot have been so confined when you purchased your contract if you want to take advantage of this provision (confinement must begin after the first contract anniversary). This is called the Nursing Home Waiver.

REDUCTION  OR  ELIMINATION  OF  THE  WITHDRAWAL  CHARGE

Cova will reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with Cova. Cova will not deduct a withdrawal charge under a contract issued to an officer, director or employee of Cova or any of its affiliates.

PREMIUM  TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. Cova is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is Cova's current practice to not charge anyone for these taxes until annuity payments begin. Cova may some time in the future discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 4%, depending on the state.

TRANSFER  FEE

You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred whichever is less.

If the transfer is part of the Dollar Cost Averaging Program, the Automatic Rebalancing Program or an Approved Asset Allocation Program, it will not count in determining the transfer fee.

INCOME  TAXES

Cova will deduct from the contract for any income taxes which it incurs because of the contract. At the present time, we are not making any such deductions.

INVESTMENT  PORTFOLIO  EXPENSES

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the attached fund prospectuses.

6.   TAXES

NOTE: Cova has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Cova has included in the Statement of Additional Information an additional discussion regarding taxes.

ANNUITY  CONTRACTS  IN  GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs - either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g.,corporation or certain other entities other than tax-qualified trusts), the contract will generally not be treated as an annuity for tax purposes.

QUALIFIED  AND  NON-QUALIFIED  CONTRACTS

If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), H.R. 10 Plans (sometimes referred to as Keogh Plans), and pension and profit plans, which include 401(k) plans.

WITHDRAWALS  -  NON-QUALIFIED  CONTRACTS

If you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid after you die; (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity; (5) paid under an immediate annuity; or (6) which come from purchase payments made prior to August 14, 1982.

WITHDRAWALS  -  QUALIFIED  CONTRACTS

The above information describing the taxation of non-qualified contracts does not apply to qualified contracts. There are special rules that govern with respect to qualified contracts. We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS  -  TAX-SHELTERED  ANNUITIES

The Code limits the withdrawal of purchase payments made by owners from certain Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

DIVERSIFICATION

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Cova believes that the investment portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Cova would be considered the owner of the shares of the investment portfolios. If this occurs, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment portfolios.

Due to the uncertainty in this area, Cova reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

7.   ACCESS TO YOUR MONEY

You can have access to the money in your contract: (1) by making a withdrawal (either a partial or a complete withdrawal); (2) by electing to receive annuity payments; or (3) when a death benefit is paid to your beneficiary. Under most circumstances, withdrawals can only be made during the accumulation phase.

When you make a complete withdrawal you will receive the value of the contract on the day you made the withdrawal less any applicable withdrawal charge, less any premium tax and less any contract maintenance charge. (See Section 5. Expenses for a discussion of the charges.)

Unless you instruct Cova otherwise, any partial withdrawal will be made pro rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500. Cova requires that after a partial withdrawal is made you keep at least $500 in any selected investment portfolio.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

There are limits to the amount you can withdraw from a qualified plan referred to as a 403(b) plan. For a more complete explanation see Section 6. Taxes and the discussion in the Statement of Additional Information.

SYSTEMATIC  WITHDRAWAL  PROGRAM

If you are 59 1/2 or older, you may use the Systematic Withdrawal Program. This program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be made for these payments. Cova does not have any charge for this program, but reserves the right to charge in the future. If you use this program, you may not also make a single 10% free withdrawal. For a discussion of the withdrawal charge and the 10% free withdrawal, see Section 5. Expenses.



INCOME  TAXES  MAY  APPLY  TO  SYSTEMATIC  WITHDRAWALS.

8.   PERFORMANCE

Cova periodically advertises performance of the various investment portfolios. Cova will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the investment portfolio expenses. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charges, withdrawal charges and the investment portfolio expenses.

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account. In addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

Cova may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B contains performance information that you may find informative. Future performance will vary and the results shown are not necessarily representative of future results.

9.   DEATH BENEFIT

UPON  YOUR  DEATH

If you die before annuity payments begin, Cova will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary.

The amount of the death benefit depends on how old you or your joint owner is.

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals); or

2.  The value of your contract at the time the death benefit is to be paid; or

3. The greatest of the values resulting from taking the contract value on any five (5) year contract anniversary prior to the date of your death or the joint owner's death, plus any payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

     1. Total purchase payments less withdrawals (and any withdrawal charges paid on the withdrawals); or

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The greatest of the values resulting from taking the contract value on any prior five (5) year contract anniversary on or before your or the joint owner's 80th birthday, plus any purchase payments made after that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) made after that contract anniversary.

If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.

The death benefit described above may not be available in your state. In those states where it is not available, the death benefit will be as follows:


The amount of the death benefit depends on how old you or your joint owner is.

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greater of:

     1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The value of your contract on the most recent five year anniversary before the date of death, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).

After you, or your joint owner, reaches age 80, the death benefit will be the greater of:

     1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals);

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The value of your contract on the most recent five year anniversary on or before you or your joint owner reaches age 80, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).

CHECK YOUR CONTRACT AND APPLICABLE ENDORSEMENT FOR YOUR DEATH BENEFIT.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

DEATH  OF  ANNUITANT

If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.

10.  OTHER INFORMATION

COVA

Cova Financial Life Insurance Company ("Cova") was originally incorporated on September 6, 1972 as Industrial Indemnity Life Insurance Company, a California corporation and changed its name to Xerox Financial Life Insurance Company in 1986. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased Cova which on that date changed its name to Cova Financial Life Insurance Company.

Cova  is  presently  licensed  to  do  business  in  the  state of California.

YEAR 2000

Cova has developed and initiated plans to assure that its computer systems will function properly in the year 2000 and later years. These efforts have included receiving assurances from outside service providers that their computer systems will also function properly in this context. Included within these plans are the computer systems of the advisers and sub-advisers of the various investment portfolios underlying the Separate Account.

Although an assessment of the total cost of implementing these plans has not been completed, the total amounts to be expended are not expected to have a material effect on Cova's financial position or results of operations. Cova believes that it has taken all reasonable steps to address these potential problems. There can be no assurance, however, that the steps taken will be adequate to avoid any adverse impact.


THE  SEPARATE  ACCOUNT

Cova has established a separate account, Cova Variable Annuity Account Five (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of Cova adopted a resolution to establish the Separate Account under California insurance law on March 24, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The assets of the Separate Account are held in Cova's name on behalf of the Separate Account and legally belong to Cova. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business Cova may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts Cova may issue.

DISTRIBUTOR

Cova Life Sales Company (Life Sales), One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, acts as the distributor of the contracts. Life Sales is an affiliate of Cova.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions up to 5.75% of purchase payments. During the initial period in which the Contracts are offered, Cova may pay an additional .5% commission. Sometimes, Cova enters into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses, in addition to the standard commissions.

OWNERSHIP

OWNER. You, as the owner of the contract, have all the rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner. The beneficiary becomes the owner when a death benefit is payable.

JOINT OWNER. The contract can be owned by joint owners. Any joint owner must be the spouse of the other owner. Upon the death of either joint owner, the surviving spouse will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

ASSIGNMENT

You can assign the contract at any time during your lifetime. Cova will not be bound by the assignment until it receives the written notice of the assignment. Cova will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

SUSPENSION  OF  PAYMENTS  OR  TRANSFERS

Cova may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3.   an  emergency  exists  as a  result  of which  disposal  of  shares  of the
     investment  portfolios  is  not  reasonably   practicable  or  Cova  cannot
     reasonably value the shares of the investment portfolios;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

Cova has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

FINANCIAL  STATEMENTS

The financial statements of Cova and the Separate Account have been included in the Statement of Additional Information.



                           TABLE OF CONTENTS OF THE
                      STATEMENT OF ADDITIONAL INFORMATION

     Company
     Experts
     Legal  Opinions
     Distribution
     Performance  Information
     Federal Tax  Status
     Annuity  Provisions
     Financial  Statements



                                  APPENDIX A

                       CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUE HISTORY

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial Statements. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.


                                           Period      Year or                                   Period from Commencement
                                           Ended       Period Ended            Year or Period    of Operations
                                           6/30/98     12/31/97                ended 12/31/96    through 12/31/95
COVA SERIES TRUST

Managed by Lord Abbett & Co.

  Bond Debenture Sub-Account
     Beginning of Period                   $12.88          $11.30             $  10.15                     *
     End of Period                         $13.51          $12.88                11.30
     Number of Accum. Units Outstanding   514,574         347,400                39,545

  Mid-Cap Value Sub-Account
     Beginning of Period                   $10.47          $10.05                  *                       *
     End of Period                         $11.21          $10.47                  *                       *
     Number of Accum. Units Outstanding    35,910           8,510

  Developing Growth Sub-Account
     Beginning of Period                   $10.53          $10.83                  *                       *
     End of Period                         $11.31          $10.53                  *                       *
     Number of Accum. Units Outstanding    39,321          6,039

  Large Cap Research Sub-Account
     Beginning of Period                   $10.76                                  *                       *
     End of Period                         $11.34                                  *                       *
     Number of Accum. Units Outstanding    11,717

Managed by J.P. Morgan Investment
Management Inc.

  Select Equity Sub-Account
     Beginning of Period                   $14.05          $10.84             $  10.15                     *
     End of Period                         $15.80          $14.05                10.84
     Number of Accum. Units Outstanding   928,711          700,550               185,509

  Small Cap Stock Sub-Account
     Beginning of Period                   $13.49          $11.31             $  10.91                     *
     End of Period                         $14.02          $13.49                11.31
     Number of Accum. Units Outstanding   604,932          487,580               113,118

  International Equity Sub-Account
     Beginning of Period                   $11.46          $10.97             $  10.10                     *
     End of Period                         $13.06          $11.46                10.97
     Number of Accum. Units Outstanding   702,336          554,105              124,032

  Quality Bond Sub-Account
     Beginning of Period                   $11.16          $10.37             $   9.95                     *
     End of Period                         $11.53          $11.16                10.37
     Number of Accum. Units Outstanding   332,630          234,643               64,534

  Large Cap Stock Sub-Account
     Beginning of Period                   $14.89          $11.34             $  10.16                     *
     End of Period                         $17.66          $14.89                11.34
     Number of Accum. Units Outstanding   938,807          686,677              126,231

LORD ABBETT SERIES FUND, INC.

  Growth and Income Sub-Account
     Beginning of Period                   $30.84         $25.09              $  21.31                 $  19.54
     End of Period                         $33.66         $30.84                 25.09                    21.31
     Number of Accum. Units Outstanding   987,161         791,310              375,304                  125,555

GENERAL AMERICAN CAPITAL COMPANY

  Money Market Sub-Account
     Beginning of Period                   $10.67         $10.63                   *                       *
     End of Period                         $10.89         $10.67
     Number of Accum. Units Outstanding    50,373         14,091

AIM VARIABLE INSURANCE FUND, INC.
Managed by A I M Advisors, Inc.

AIM V.I. Capital Appreciation Sub-Account
Beginning of Period (1/2/98)               $10.00             **                    **                     **
End of Period                              $11.24
Number of Accum. Units Outstanding            197

AIM V.I. International Equity Sub-Account
Beginning of Period (1/2/98)               $10.00             **                    **                     **
End of Period                              $11.83
Number of Accum. Units Outstanding          7,499

AIM V.I. Value Sub-Account
Beginning of Period (1/2/98)               $10.00             **                    **                     **
End of Period                              $11.80
Number of Accum. Units Outstanding          3,207

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
Managed by Alliance Capital Management L.P.

Premier Growth Sub-Account
Beginning of Period (1/2/98)              $10.00             **                    **                     **
End of Period                             $12.77
Number of Accum. Units Outstanding        19,347

Real Estate Investment Sub-Account
Beginning of Period (1/2/98)              $10.00             **                    **                     **
End of Period                             $ 9.31
Number of Accum. Units Outstanding         5,218

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Managed by Goldman Sachs Asset Management

Goldman Sachs Growth and Income Sub-Account
Beginning of Period (1/29/98)             $10.00             **                    **                     **
End of Period                             $10.78
Number of Accum. Units Outstanding        10,615

Managed by Goldman Sachs Asset Management
International

Goldman Sachs International Equity Sub-Account
Beginning of Period (1/29/98)             $10.00             **                    **                     **
End of Period                             $11.45
Number of Accum. Units Outstanding         7,952

Goldman Sachs Global Income Sub-Account
Beginning of Period (1/29/98)             $10.00             **                    **                     **
End of Period                             $10.32
Number of Accum. Units Outstanding            10

INVESTORS FUND SERIES
Managed by Scudder Kemper Investments, Inc.

Kemper Small Cap Value Sub-Account
Beginning of Period (1/2/98)              $10.00             **                    **                     **
End of Period                             $10.19
Number of Accum. Units Outstanding         3,878

Kemper Government Securities Sub-Account
Beginning of Period (1/2/98)              $10.00             **                    **                     **
End of Period                             $10.31
Number of Accum. Units Outstanding            10

Kemper Small Cap Growth Sub-Account
Beginning of Period (1/2/98)              $10.00             **                    **                     **
End of Period                             $11.26
Number of Accum. Units Outstanding         2,450

LIBERTY VARIABLE INVESTMENT TRUST
Managed by Newport Fund Management Inc.

Newport Tiger, Variable Sub-Account
Beginning of Period (1/2/98)               $10.00             **                    **                     **
End of Period                              $ 7.34
Number of Accum. Units Outstanding             10

MFS VARIABLE INSURANCE TRUST
Managed by Massachusetts Financial Services Company

MFS Emerging Growth Sub-Account
Beginning of Period (1/2/98)               $10.00             **                    **                     **
End of Period                              $12.08
Number of Accum. Units Outstanding         23,507

MFS Research Sub-Account
Beginning of Period (1/2/98)               $10.00             **                    **                     **
End of Period                              $11.81
Number of Accum. Units Outstanding         12,520

MFS Growth With Income Sub-Account
Beginning of Period (1/2/98)               $10.00             **                    **                     **
End of Period                              $11.54
Number of Accum. Units Outstanding         34,700

MFS High Income Sub-Account
Beginning of Period (1/2/98)               $10.00             **                    **                     **
End of Period                              $10.42
Number of Accum. Units Outstanding          7,496

MFS World Government Sub-Account
Beginning of Period (1/2/98)               $10.00             **                    **                     **
End of Period                              $10.17
Number of Accum. Units Outstanding            325

MFS Foreign & Colonial Emerging
Markets Equity Sub-Account
Beginning of Period (1/2/98)               $10.00             **                    **                     **
End of Period                              $ 8.69
Number of Accum. Units Outstanding          1,940

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Managed by OppenheimerFunds, Inc.

Oppenheimer High Income Sub-Account
Beginning of Period (1/2/98)               $10.00             **                    **                     **
End of Period                              $10.42
Number of Accum. Units Outstanding          5,199

Oppenheimer Bond Sub-Account
Beginning of Period (1/2/98)               $10.00             **                    **                     **
End of Period                              $10.34
Number of Accum. Units Outstanding          9,165

Oppenheimer Growth Sub-Account
Beginning of Period (1/2/98)               $10.00             **                    **                     **
End of Period                              $11.65
Number of Accum. Units Outstanding          1,995

Oppenheimer Growth & Income Sub-Account
Beginning of Period (1/2/98)               $10.00             **                    **                     **
End of Period                              $11.25
Number of Accum. Units Outstanding          3,884

Oppenheimer Strategic Bond Sub-Account
Beginning of Period (1/2/98)               $10.00             **                    **                     **
End of Period                              $10.28
Number of Accum. Units Outstanding            631

PUTNAM VARIABLE TRUST
Managed by Putnam Investment Management, Inc.

Putnam VT Growth and Income Sub-Account
Beginning of Period (1/2/98)               $10.00             **                    **                     **
End of Period                              $10.94
Number of Accum. Units Outstanding         41,144

Putnam VT International Growth Sub-Account
Beginning of Period (1/2/98)               $10.00             **                    **                     **
End of Period                              $11.92
Number of Accum. Units Outstanding         26,433

Putnam VT International New Opportunities
Sub-Account
Beginning of Period (1/2/98)               $10.00             **                    **                     **
End of Period                              $11.57
Number of Accum. Units Outstanding          1,162

Putnam VT New Value Sub-Account
Beginning of Period (1/2/98)               $10.00             **                    **                     **
End of Period                              $10.33
Number of Accum. Units Outstanding          1,154

Putnam VT Vista Sub-Account
Beginning of Period (1/2/98)               $10.00             **                    **                     **
End of Period                              $11.63
Number of Accum. Units Outstanding          3,408

*The Lord Abbett Series Fund, Inc. Growth and Income Portfolio started regular investment operations on July 20, 1995 and the Quality Bond Portfolio started regular investment operations on August 16, 1995. The accumulation unit values shown for the beginning of the period for the Select Equity, Small
Cap Stock, Large Cap Stock, International Equity, Quality Bond and Bond
Debenture Portfolios reflect the dates these investment portfolios were first offered for sale to the public which were as follows: May 15, 1996 for the Select Equity and Small Cap Stock Portfolios; May 16, 1996 for the Large Cap
Stock Portfolio; May 14, 1996 for the International Equity Portfolio; May 20,
1996 for the Quality Bond and Bond Debenture Portfolios; and November 7, 1997 for the Developing Growth and Mid-Cap Value Portfolios. The accumulation unit values for the beginning of the period for the General American Capital Company Money Market Sub-Account reflect the date they were first offered for sale through the Separate Account which was on December 4, 1997. The Separate Account had not invested in the following Portfolios which are advised by Lord, Abbett & Co.
as of December 31, 1997: Large Cap Research and Lord Abbett Growth and Income.

**The accumulation unit values shown reflect the date the investment portfolio was offered through the Separate Account which is shown above under "beginning of period."




                                   APPENDIX B


PERFORMANCE INFORMATION

FUTURE PERFORMANCE WILL VARY AND THE RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS.

Note: The figures in Part I and Part II below present investment performance information for the periods ended June 30, 1998. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for periods after June 30, 1998 may be significantly different (lower) than the numbers shown below.

PART 1

The contracts are relatively new and therefore have no meaningful performance history. However, the Separate Account has invested in certain portfolios for some time and has an investment performance history. In order to show how the historical performance of the Separate Account affects the contract's accumulation unit values, the following performance was developed. The information is based upon the historical experience of the Separate Account and portfolios and is for the periods shown. The chart below shows the investment performance of the Separate Account and the accumulation unit performance calculated by assuming that the contracts were invested in the Separate Account for the same periods.

Column A presents performance figures for the accumulation units which reflect the insurance charges and fees and expenses of each portfolio. Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The inception dates shown below reflect the dates the Separate Account first invested in the Portfolio. The performance returns for accumulation units investing in the portfolios in existence for less than one year are not annualized.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98

                                                       Accumulation  Unit Performance
                                               Column A (reflects       Column B (reflects
                                               insurance charges        all charges
                                               and portfolio expenses)  and portfolio expenses)
                                               ----------------------   -----------------------
                          Separate Account
                          Inception Date        1       Since       1      Since
Portfolio                 in Portfolio          Year    Inception   Year   Inception
---------                 -----------------     -----------------   ------------------

COVA SERIES TRUST

Small Cap Stock             5/15/96            16.63%    17.20%     11.51%   15.25%

Large Cap Stock             5/16/96            29.38%    30.67%     24.25%   28.90%

Select Equity               5/15/96            22.89%    23.95%     17.76%   22.11%

International Equity        5/14/96             8.34%    13.34%      3.23%   11.33%

Quality Bond                5/20/96             8.94%     6.94%      3.83%    4.79%

Bond Debenture              5/20/96            11.92%    15.30%      6.81%   13.30%

Developing Growth           11/7/97              --       4.45%       --     -0.65%

Large Cap Research          2/17/98              --       5.47%       --      0.36%

Mid-Cap Value               11/7/97              --      11.55%       --      6.44%

LORD ABBETT SERIES
FUND, INC.
Growth and Income           7/20/95            15.78%    20.27%     10.66%   19.07%

GENERAL AMERICAN CAPITAL
COMPANY
Money Market                12/4/97              --       2.36%       --     -2.74%

AIM VARIABLE INSURANCE
FUNDS, INC.
AIM V.I. Capital            1/2/98               --      12.45        --      7.34%
Appreciation
AIM V.I. International      1/2/98               --      18.34%       --     13.22%
Equity
AIM V.I. Value              1/2/98               --      17.98%       --     12.86%

ALLIANCE VARIABLE PRODUCTS
SERIES FUND, INC.
Premier Growth              1/2/98               --      27.74%       --     22.61%
Real Estate Investment      1/2/98               --      -6.90%       --    -11.99%


LIBERTY VARIABLE INVESTMENT
TRUST
Newport Tiger, Variable
Series                      1/2/98               --     -26.59%       --    -31.66%

INVESTORS FUND SERIES
Kemper Small Cap Value      1/2/98               --       1.87%       --     -3.24%
Kemper Government
Securities                  1/2/98               --       3.07%       --     -2.03%
Kemper Small Cap Growth     1/2/98               --      12.64%       --      7.53%

GOLDMAN SACHS VARIABLE
INSURANCE TRUST
Goldman Sachs Growth and
 Income                     1/29/98              --       7.85%       --      2.74%
Goldman Sachs International
 Equity                     1/29/98              --      14.48%       --      9.37%
Goldman Sachs Global
 Income                     1/29/98              --       3.20%       --     -1.90%

MFS VARIABLE INSURANCE TRUST
MFS Emerging Growth         1/2/98               --      20.82%       --     15.70%
MFS Research                1/2/98               --      18.14%       --     13.03%
MFS Growth with Income      1/2/98               --      15.43%       --     10.32%
MFS High Income             1/2/98               --       4.15%       --     -0.95%
MFS World Governments       1/2/98               --       1.66%       --     -3.45%
MFS Foreign & Colonial
 Emerging Markets Equity    1/2/98               --     -13.12%       --    -18.20%

OPPENHEIMER VARIABLE ACCOUNT
FUNDS

Oppenheimer High Income     1/2/98               --       4.23%       --     -0.87%
Oppenheimer Bond            1/2/98               --       3.42%       --     -1.69%
Oppenheimer Growth          1/2/98               --      16.45%       --     11.34%
Oppenheimer Growth & Income 1/2/98               --      12.54%       --      7.43%
Oppenheimer Strategic Bond  1/2/98               --       2.77%       --     -2.33%

PUTNAM VARIABLE TRUST
Putnam VT Growth and
   Income                   1/2/98               --       9.37%       --      4.26%
Putnam VT New Value         1/2/98               --       3.28%       --     -1.83%
Putnam VT Vista             1/2/98               --      16.29%       --     11.17%
Putnam VT International
   Growth                   1/2/98               --      19.19%       --     14.07%
Putnam VT International New
   Opportunities            1/2/98               --      15.71%       --     10.59%



PART 2

The contracts are relatively new and therefore have no meaningful performance history. However, certain portfolios have been in existence for some time and have an investment performance history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance was developed. The information is based upon the historical experience of the portfolios and is for the periods shown. The chart below shows the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

The performance figures in Column A reflect the fees and expenses paid by each portfolio. Column B presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of each portfolio. Column C presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98:

                                               Portfolio Performance             Accumulation  Unit Performance
                                               Column A                   Column B (reflects       Column C (reflects
                                                                          insurance charges        all charges
                                                                          and portfolio expenses)  and portfolio expenses)
                                              ----------------------      ----------------------   -------------------------
                            Portfolio                     10 yrs or                     10 yrs or                   10 yrs or
                            Inception                     since                         since                       since
Portfolio                     Date       1 yr    5 yrs    inception     1 yr    5 yrs   inception   1 yr    5 yrs   inception
-----------------          ------------ ---------------------------     -------------------------   --------------------------

AIM VARIABLE INSURANCE
FUNDS, INC.
AIM V.I. Capital            5/5/93      18.21%   19.66%    19.48%       16.81%   18.26%   18.08%    11.71%   13.66%   17.98%
Appreciation
AIM V.I. International      5/5/93      13.76%   16.18%    15.40%       12.36%   14.78%   14.00%     7.26%   10.18%   13.90%
Equity
AIM V.I. Value              5/5/93      26.33%   20.73%    21.62%       24.93%   19.33%   20.22%    19.83%   14.73%   20.12%

ALLIANCE VARIABLE PRODUCTS
SERIES FUND, INC.
Premier Growth              6/26/92     43.63%   26.24%    24.87%       42.23%   24.84%   23.47%    37.13%   20.24%   23.37%
Real Estate Investment      1/9/97       8.35%     --      10.23%        6.95%     --      8.83%     1.85%     --      4.23%

COVA SERIES TRUST
Select Equity              5/1/96       24.53%     --      24.74%       22.89%     --      23.01%    17.76%    --      21.19%
Small Cap Stock            5/1/96       18.26%     --      15.84%       16.63%     --      14.20%    11.51%    --      12.25%
International Equity       5/1/96        9.88%     --      13.62%        8.34%     --      12.00%     3.23%    --      10.01%
Quality Bond               5/1/96       10.49%     --       8.70%        8.94%     --       7.28%     3.83%    --       5.20%
Large Cap Stock            5/1/96       31.23%     --      31.80%       29.38%     --      29.99%    24.25%    --      28.27%
Bond Debenture             5/1/96       13.53%     --      15.99%       11.92%     --      14.39%     6.81%    --      12.44%
Mid-Cap Value             8/20/97         --       --      13.08%        --        --      12.10%       --     --       6.87%
Large Cap Research        8/20/97         --       --      14.52%        --        --      13.44%       --     --       8.21%
Developing Growth         8/20/97         --       --      14.19%        --        --      13.14%      - -     --       7.91%


GENERAL AMERICAN CAPITAL COMPANY
Money Market                10/1/87     5.76%     5.15%     6.02%        4.36%    3.75%    4.62%    -0.74%   -0.85%    4.52%

LIBERTY VARIABLE INVESTMENT
TRUST
Newport Tiger, Variable
Series                      5/1/95    -51.57%      --     -12.62%      -52.97%     --    -14.02%   -58.07%     --    -18.62%

LORD ABBETT SERIES FUND, INC.
Growth and Income           12/11/89   17.30%    18.37%    16.83%       15.78%   16.73%   15.24%     10.66%  16.12%   15.12%

INVESTORS FUND SERIES
Kemper Small Cap Value      5/1/96      9.14%      --      11.60%        7.74%     --     10.20%     2.64%     --      5.60%
Kemper Government
Securities                  9/3/87      8.73%     6.35%     7.87%        7.33%    4.95%    6.47%     2.23%    0.35%    6.37%
Kemper Small Cap Growth     5/2/94     32.29%      --      26.14%       30.89%     --     24.74%    25.79%     --     20.14%

MFS VARIABLE INSURANCE TRUST
MFS Emerging Growth         7/24/95    33.72%      --      27.38%       32.32%     --     25.98%    27.22%     --     21.38%
MFS Research                7/26/95    25.78%      --      25.24%       24.38%     --     23.84%    19.28%     --     19.24%
MFS Growth with Income      10/9/95    27.77%      --      28.96%       26.37%     --     27.56%    21.27%     --     22.96%

MFS High Income             7/26/95    11.34%      --      12.15%        9.94%     --     10.75%     4.84%     --      6.15%
MFS World Governments       6/14/94     2.75%      --       4.85%        1.35%     --      3.45%    -3.75%     --     -1.15%
MFS Foreign & Colonial
 Emerging Markets Equity    10/16/97     --        --     -21.39%          --      --    -22.38%      --       --    -27.48%

OPPENHEIMER VARIABLE ACCOUNT
FUNDS

Oppenheimer High Income     4/30/86    13.20%    11.43%    13.83%       11.00%   10.03%   12.43%     6.70%    5.40%   12.33%
Oppenheimer Bond            4/3/85      9.82%     7.30%     9.39%        8.42%    5.90%    7.99%     3.32%    1.30%    7.89%
Oppenheimer Growth          4/3/85     29.14%    21.75%    16.18%       27.74%   20.35%   14.78%    22.64%   15.75%   14.68%
Oppenheimer Growth & Income 7/5/95     31.56%      --      35.67%       30.16%     --     34.27%    25.06%     --     29.67%
Oppenheimer Strategic Bond  5/3/93      8.01%     7.76%     7.55%        6.61%    6.36%    6.15%     1.51%    1.76%    6.05%

PUTNAM VARIABLE TRUST
Putnam VT Growth and Income 2/1/88     17.87%    19.37%    16.85%       16.47%   17.97%   15.45%    11.37%   13.37%   15.35%
Putnam VT New Value         1/2/97      9.08%      --      14.32%        7.68%     --     12.92%     2.58%     --      8.32%
Putnam VT Vista             1/2/97     30.05%      --      27.75%       29.05%     --     26.35%    23.95%     --     21.75%
Putnam VT International
   Growth                   1/2/97     20.21%      --      24.80%       18.81%     --     23.40%    13.71%     --     18.80%
Putnam VT International New
   Opportunities            1/2/97      3.99%      --      10.58%        2.59%     --      9.18%    -2.51%     --      4.58%

TEMPLETON VARIABLE PRODUCTS
SERIES FUND, CLASS 1 SHARES
Templeton Developing Markets 3/1/96   -48.81%      --     -25.10%      -50.21%     --    -26.50%   -55.31%     --    -31.10%
Templeton International      5/1/92    13.95%    19.07%    16.27%       12.55%   17.67%   14.87%     7.45%   13.07%   14.77%
Templeton Asset Allocation   8/24/88    9.35%    15.23%    12.97%        7.95%   13.83%   11.57%     7.85%   13.73%   11.47%
Templeton Bond               8/24/88    4.80%     5.57%     7.30%        3.40%    4.17%    5.90%     3.30%    4.07%    5.80%
Templeton Stock              8/24/88    7.88%    17.14%    13.75%        6.48%   15.74%   12.35%     6.38%   15.64%   12.25%

*Past fee waivers by the portfolio's manager increased its total returns.



---------------------------
---------------------------                                            STAMP
---------------------------


                              Cova Financial Life Insurance Company
                              Attn: Variable Products
                              One Tower Lane
                              Suite 3000
                              Oakbrook Terrace, Illinois 60181-4644









     Please send me, at no charge, the Statement of Additional Information dated _________, 1998 for The Annuity Contract issued by Cova.




                  (Please print or type and fill in all information)




     ---------------------------------------------------------------------------
     Name

     ---------------------------------------------------------------------------
     Address

     ---------------------------------------------------------------------------
     City                                         State               Zip Code

CC-___(_/98)                                                       COVA VA

                                 PART A - VERSION B


                                     THE FIXED
                               AND VARIABLE ANNUITY

                                    ISSUED BY

                               COVA VARIABLE ANNUITY
                                  ACCOUNT FIVE

                                       AND

                                 COVA FINANCIAL
                             LIFE INSURANCE COMPANY

This prospectus describes the Fixed and Variable Annuity Contract offered by Cova Financial Life Insurance Company (Cova).

The annuity contract has 6 investment choices --a fixed account which offers an interest rate which is guaranteed by Cova, and 5 investment portfolios listed below. The 5 investment portfolios are part of Russell Insurance Funds or General American Capital Company. You can put your money in the fixed account and/or any of these investment portfolios.

Russell Insurance Funds:

     Managed by Frank Russell Investment
     Management Company
         Multi-Style Equity
         Aggressive Equity
         Non-U.S.
         Core Bond

General American Capital Company:

     Managed by Conning Asset
     Management Company
         Money Market

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Cova Fixed and Variable Annuity Contract.

To learn more about the Cova Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated _______, 1998. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.
gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically. The Table of Contents of the SAI is on Page 10 of this prospectus. For a free copy of the SAI, call us at (800) 523-1661 or write us at : One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.

INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

_________, 1998



TABLE OF CONTENTS                                         Page

   INDEX OF SPECIAL TERMS

SUMMARY

   FEE TABLE

   EXAMPLES

   1. THE ANNUITY CONTRACT

   2. ANNUITY PAYMENTS (THE INCOME PHASE)

   3. PURCHASE
      Purchase Payments
      Allocation of Purchase Payments
      Accumulation Units

   4. INVESTMENT OPTIONS
      Russell Insurance Funds
      General American Capital Company
      Transfers
      Dollar Cost Averaging Program
      Automatic Rebalancing Program
      Approved Asset Allocation Programs
      Voting Rights
      Substitution

   5. EXPENSES
      Insurance Charges
      Contract Maintenance Charge
      Withdrawal Charge
      Reduction or Elimination of the
        Withdrawal Charge
      Premium Taxes
      Transfer Fee
     Income Taxes
     Investment Portfolio Expenses

  6. TAXES
     Annuity Contracts in General
     Qualified and Non-Qualified Contracts
     Withdrawals - Non-Qualified Contracts
     Withdrawals - Qualified Contracts
     Withdrawals - Tax-Sheltered Annuities
     Diversification

  7. ACCESS TO YOUR MONEY
     Systematic Withdrawal Program

  8. PERFORMANCE

  9. DEATH BENEFIT
     Upon Your Death
     Death of Annuitant

10. OTHER INFORMATION
     Cova
        Year 2000
     The Separate Account
     Distributor
     Ownership
     Beneficiary
     Assignment
     Suspension of Payments or Transfers
     Financial Statements

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION

APPENDIX A - Condensed Financial Information

APPENDIX B - Performance Information

INDEX OF SPECIAL TERMS

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. They are identified in the text in italic and the page that is indicated here is where we believe you will find the best explanation for the word or term.

                                                          Page

Accumulation Phase
Accumulation Unit
Annuitant
Annuity Date
Annuity Options
Annuity Payments
Annuity Unit
Beneficiary
Fixed Account
Income Phase
Investment Portfolios
Joint Owner
Non-Qualified
Owner
Purchase Payment
Qualified
Tax Deferral



SUMMARY

THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THIS PROSPECTUS WHICH DISCUSS THE TOPICS IN MORE DETAIL.

1. THE ANNUITY CONTRACT The fixed and variable annuity contract offered by Cova is a contract between you, the owner, and Cova, an insurance company. The contract provides a means for investing on a tax-deferred basis in a fixed account of Cova and 5 investment portfolios. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

     The fixed account offers an interest rate that is guaranteed by the insurance company, Cova. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by Cova.

     This contract  also  offers 5  investment  portfolios  which are listed in
Section 4. These portfolios are designed to offer a potentially better return than the fixed account. However, this is NOT guaranteed. You can also lose your money.

     You can put money into any or all of the investment portfolios and the fixed account. You can transfer between accounts up to 12 times a year without charge or tax implications. After 12 transfers, the charge is $25 or 2% of the amount transferred, whichever is less.

     The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your Contract.

     The amount of money you are able to accumulate in your account during the accumulation phase will determine the amount of income payments during the income phase.

2. ANNUITY PAYMENTS (THE INCOME PHASE) If you want to receive regular income from your annuity, you can choose one of three options. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.

3. PURCHASE You can buy this contract with $5,000 or more under most circumstances. You can add $500 or more any time you like during the accumulation phase. Your registered representative can help you fill out the proper forms.

4.   INVESTMENT OPTIONS
You can put your money in any or all of these investment portfolios which are described in the prospectuses for the funds:

Managed by Frank Russell
Investment Management Company
   Multi-Style Equity
   Aggressive Equity
   Non-U.S.
   Core Bond

Managed by Conning Asset
Management Company
   Money Market

Depending upon market conditions, you can make or lose money in any of these portfolios.

5. EXPENSES The contract has insurance features and investment features, and there are costs related to each.

     Each year Cova deducts a $30 contract maintenance charge from your contract. During the accumulation phase, Cova currently waives this charge if the value of your contract is at least $50,000. Cova also deducts for its insurance charges which total 1.40% of the average daily value of your contract allocated to the investment portfolios.

     If you take your money out, Cova may assess a withdrawal charge which is equal to 5% of the purchase payment you withdraw. When you begin receiving regular income payments from your annuity, Cova will assess a state premium tax charge, if applicable, which ranges from 0% - 4% depending upon the state.

     There are also investment charges which currently range from .205% to 1.30% of the average daily value of the investment portfolio depending upon the investment portfolio.

6. TAXES Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

7. ACCESS TO YOUR MONEY You can take money out at any time during the accumulation phase. After the first year, you can take up to 10% of your total purchase payments each year without charge from Cova. Withdrawals in excess of that will be charged 5% of each payment you take out. Each purchase payment you add to your contract has its own 5 year withdrawal charge period. After Cova has had a payment for 5 years, there is no charge for withdrawing that payment. Of course, you may also have to pay income tax and a tax penalty on any money you take out.

8. PERFORMANCE The value of the contract will vary up or down depending upon the investment performance of the Portfolio(s) you choose. Cova has provided performance information in Appendix B and the SAI. Past performance is not a guarantee of future results.

9. DEATH BENEFIT If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.

10. OTHER INFORMATION
Free Look. If you cancel the contract within 10 days after receiving it (or, in the state of California, within 30 days if you are 60 years or older when we issue the Contract), we will send your money back without assessing a withdrawal charge. You will receive whatever your Contract is worth on the day we receive your request. This may be more or less than your original payment. If we're required by law to return your original payment, we reserve the right to put your money in the Money Market Fund during the free-look period and will refund the greater of your original payment (less any withdrawals) or the value of your contract.

No Probate. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

Who should purchase the Contract?

This   contract  is  designed  for  people   seeking   long-term   tax-deferred
accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

Additional Features. This contract has additional features you might be interested in. These include:

You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

You  can  arrange  to  automatically   readjust  the  money  between  investment
portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

Under certain circumstances, Cova will give you your money without a withdrawal charge if you need it while you're in a nursing home. We call this feature the Nursing Home Waiver.

These features may not be suitable for your particular situation.

11. INQUIRIES

If you need more information, please contact us at:

Cova Life Sales Company
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181
800-523-1661


COVA VARIABLE ANNUITY ACCOUNT FIVE FEE TABLE

Owner Transaction Expenses
Withdrawal Charge (see Note 2 below)
     5% of purchase payment withdrawn

Transfer Fee (see Note 3 below)
     No charge for first 12 transfers in a contract year; thereafter, the fee is $25 per transfer or, if less, 2% of the amount transferred.

Contract Maintenance Charge (see Note 4 below)
     $30 per contract per year

Separate Account Annual Expenses
(as a percentage of average account value)
     Mortality and Expense Risk Premium                  1.25%
     Administrative Expense Charge                        .15%
                                                         -----
     TOTAL SEPARATE ACCOUNT
     ANNUAL EXPENSES                                     1.40%

Investment Portfolio Expenses

(as a percentage of the average daily net assets of an investment portfolio)

                                              Management Fees                Other Expenses                 Total Annual
                                            (after fee waiver)        (after expense reimbursement)      Portfolio Expenses
------------------------------------------------------------------------------------------------------------------------------------
Russell Insurance Funds*
Managed by Frank Russell
Investment Management Company
       Multi-Style Equity                          .09%                         .83%                            .92%
       Aggressive Equity                             0%                        1.25%                           1.25%
       Non-U.S.                                      0%                        1.30%                           1.30%
       Core Bond                                     0%                         .80%                            .80%
------------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
Managed by Conning Asset
Management Company

       Money Market                                .125%                        .08%                           .205%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

*The manager of Russell Insurance Funds has voluntarily agreed to waive a portion of the management fee, up to the full amount of the fee, equal to the amount by which the Fund's total operating expenses exceed the amounts set forth above under "Total Annual Portfolio Expenses." Additionally, the manager has voluntarily agreed to reimburse the Fund for all remaining expenses after fee waivers which exceed the amount set forth above for each Fund under "Total Annual Portfolio Expenses". Absent such waiver and reimbursement, the management fees and total operating expenses would be .78% and 1.61% for the Multi-Style Equity Fund; .95% and 2.22% for the Aggressive Equity Fund; .95% and 3.65% for the Non-U.S. Fund; and .60% and 2.30% for the Core Bond Fund.

Examples

You would pay the following expenses on a $1,000 investment, assuming a
5% annual return on assets:             (a)   upon surrender at the end of each time period;
                                        (b)   if the contract is not surrendered or is annuitized.

                                                                        Time Periods
                                                              1 year                      3 years
------------------------------------------------------------------------------------------------------------------------------------

Russell Insurance Funds
Managed by Frank Russell
Investment Management Company
       Multi-Style Equity                                     (a) $74.50                  (a) $120.27
                                                              (b) $24.50                  (b) $ 75.27
       Aggressive Equity                                      (a) $77.80                  (a) $130.14
                                                              (b) $27.80                  (b) $ 85.14
       Non-U.S.                                               (a) $78.30                  (a) $131.62
                                                              (b) $28.30                  (b) $ 86.62
       Core Bond                                              (a) $73.30                  (a) $116.65
                                                              (b) $23.30                  (b) $ 71.65
------------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
Managed by Conning Asset
Management Company

       Money Market                                           (a) $67.31                  (a) $ 98.54
                                                              (b) $17.31                  (b) $ 53.54
------------------------------------------------------------------------------------------------------------------------------------

Explanation of Fee Table and Examples

1. The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the Separate Account as well as of the investment portfolios.

2. The withdrawal charge is 5% of the purchase payments you withdraw. After Cova has had a purchase payment for 5 years, there is no charge by Cova for a withdrawal of that purchase payment. You may also have to pay income tax and a tax penalty on any money you take out. After the first year, you can take up to 10% of your total purchase payments each year without a charge from Cova.

3. Cova will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is for the Dollar Cost Averaging, Automatic Rebalancing or Approved Asset Allocation Programs.

4.   During  the  accumulation   phase,   Cova  will  not  charge  the  contract
     maintenance charge if the value of your contract is $50,000 or more, although, if you make a complete withdrawal, Cova will charge the contract maintenance charge.

5. Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

6.   The assumed average contract size is $30,000.

7. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


There is an accumulation unit value history contained in Appendix A - Condensed Financial Information.

1.   THE ANNUITY CONTRACT

This Prospectus  describes the Fixed and Variable  Annuity  Contract  offered by
Cova.

An annuity is a contract between you, the owner, and an insurance company (in this case Cova), where the insurance company promises to pay you an income, in the form of annuity payments, beginning on a designated date that's at least 30 days in the future. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase. The contract benefits from tax deferral.

Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among 5 investment portfolios, and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends upon the investment performance of the investment portfolios you select for the income phase.

The contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by Cova. Cova guarantees that the interest credited to the fixed account will not be less than 3% per year. If you select the fixed account, your money will be placed with the other general assets of Cova. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all rights under the contract. You can change the owner at any time by notifying Cova in writing. You and your spouse can be named joint owners. We have described more information on this in Section 10 - Other Information.

2.   ANNUITY PAYMENTS (THE INCOME PHASE)

Under the contract you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month. You can also choose among income plans. We call those annuity options.

We ask you to choose your annuity date and annuity option when you purchase the contract. You can change either at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one month after you buy the contract. Annuity payments must begin by the annuitant's 85th birthday or 10 years from the date the contract was issued, whichever is later. The annuitant is the person whose life we look to when we make annuity payments.

If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the fixed account, the investment portfolio(s) or a combination of both. If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things: 1) the value of your contract in the investment portfolio(s) on the annuity date, 2) the 3% assumed investment rate used in the annuity table for the contract, and 3) the performance of the investment portfolios you selected. If the actual performance exceeds the 3% assumed rate, your annuity payments will increase. Similarly, if the actual rate is less than 3%, your annuity payments will decrease.

You can choose one of the following annuity options or any annuity option acceptable to Cova. After annuity payments begin, you cannot change the annuity option.

Option 1. Life Annuity. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments.

Option 2. Life Annuity with 5, 10 or 20 Years Guaranteed. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

Option 3. Joint and Last Survivor Annuity. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 66 2/3% or 50% of the amount that we would have paid if both were alive.

Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment. In that case, Cova may provide your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $100 a month, Cova has the right to change the frequency of payments so that your annuity payments are at least $100.

3.   PURCHASE

Purchase Payments

A purchase payment is the money you give us to buy the contract. The minimum we will accept is $5,000 when the contract is bought as a non-qualified contract. If you are buying the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000. The maximum we accept is $1 million without our prior approval. You can make additional purchase payments of $500 or more to either type of contract.

Allocation of Purchase Payments

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or one or more of the investment portfolios you have selected. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise.

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or, in the state of California, within 30 days if you are 60 years or older when we issue the contract). When you cancel the contract within this time period, Cova will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. In certain states, or if you have purchased the contract as an IRA, we are required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required). If that is the case, we reserve the right to put your purchase payment in the Money Market Fund of General American Capital Company for 15 days before we allocate your first purchase payment to the investment portfolio(s) you have selected. Currently, Cova directly allocates your purchase payment to the investment portfolios and/or fixed account you select.


Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Accumulation Units

The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every day we determine the value of an accumulation unit for each of the investment portfolios. We do this by:

1. determining the total amount of money invested in the particular investment portfolio;

2. subtracting from that amount any insurance charges and any other charges such as taxes we have deducted; and

3.   dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

Example:

   On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Multi-Style Equity Fund. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Multi-Style Equity Fund is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Multi-Style Equity Fund.

4.   INVESTMENT OPTIONS

The contract  offers  5  investment   portfolios  which  are  described  below.
Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. COPIES OF THESE PROSPECTUSES ARE ATTACHED TO THIS PROSPECTUS.

Russell Insurance Funds

Russell Insurance Funds is managed by Frank Russell Investment Management Company. Russell Insurance Funds is a mutual fund with four portfolios, each with its own investment objective. The following portfolios are available under the contract:

  Multi-Style Equity Fund
  Aggressive Equity Fund
  Non-U.S. Fund
  Core Bond Fund

General American Capital Company

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

  Money Market Fund

Cova may enter into certain  arrangements  under which it is  reimbursed  by the
investment   portfolios'  advisors,   distributors  and/or  affiliates  for  the
administrative services which it provides to the portfolios.

Transfers

You can transfer money among the fixed account and the investment portfolios.


Cova has reserved the right during the year to terminate or modify the transfer provisions described above.

You can make transfers by telephone. If you own the contract with a joint owner, unless Cova is instructed otherwise, Cova will accept instructions from either you or the other owner. Cova will use reasonable procedures to confirm that instructions given us by telephone are genuine. If Cova fails to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Cova tape records all telephone instructions.

Transfers during the Accumulation Phase. You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The fee is $25 per transfer or, if less, 2% of the amount transferred. The following apply to any transfer during the accumulation phase:

1. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

2.   Your request for transfer must clearly state how much the transfer is for.

3.   You cannot make any transfers within 7 calendar days of the annuity date.

Transfers during the Income Phase. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.

Dollar Cost Averaging Program

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the Money Market Fund or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the Money Market Fund or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program. There is no additional charge for participating in the Dollar Cost Averaging Program.


Cova reserves the right to modify, terminate or suspend the Dollar Cost Averaging Program.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee.

Automatic Rebalancing Program

Once your money has been allocated among the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st day after the end of the period you selected. The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

Example:

     Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Core Bond Fund and 60% to be in the Multi-Style Equity Fund. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Core Bond Fund now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Cova would sell some of your units in the Core Bond Fund to bring its value back to 40% and use the money to buy more units in the Multi-Style Equity Fund to increase those holdings to 60%.

Approved Asset Allocation Programs

Cova recognizes the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment options available under the contracts. Certain providers of these types of services have agreed to provide such services to owners in accordance with Cova's administrative rules regarding such programs.

Cova has made no independent investigation of these programs. Cova has only established that these programs are compatible with our administrative systems and rules. Approved asset allocation programs are only available during the accumulation phase.

Even though Cova permits the use of approved asset allocation programs, the contract was not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the investment portfolios, and when Cova becomes aware of such disruptive practices, we may modify the transfer provisions of the contract.

If you participate in an Approved Asset Allocation Program, the transfers made under the program are not taken into account in determining any transfer fee.

Voting Rights

Cova is the legal owner of the investment portfolio shares. However, Cova believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Cova owns on its own behalf. Should Cova determine that it is no longer required to comply with the above, we will vote the shares in our own right.

Substitution

Cova may be required to substitute one of the investment portfolios you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this.

5.   EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

Insurance Charges

Each day, Cova makes a deduction for its insurance charges. Cova does this as part of its calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts: 1) the mortality and expense risk premium and 2) the administrative expense charge.

Mortality and Expense Risk Premium. This charge is equal, on an annual basis, to 1.25% of the daily value of the contracts invested in an investment portfolio, after expenses have been deducted. This charge is for all the insurance benefits e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then Cova will bear the loss. Cova does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. Cova may use any profits we make from this charge to pay for the costs of distributing the contract.

Administrative Expense Charge. This charge is equal, on an annual basis, to .15% of the daily value of the contracts invested in an investment portfolio, after expenses have been deducted. This charge, together with the contract maintenance charge (see below), is for all the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. Cova does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, Cova will bear the loss.

Contract Maintenance Charge

During the accumulation phase, every year on the anniversary of the date when your contract was issued, Cova deducts $30 from your contract as a contract maintenance charge. This charge is for administrative expenses (see above). This charge cannot be increased.

Cova will not deduct this charge during the accumulation phase if, when the deduction is to be made, the value of your contract is $50,000 or more. Cova may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. A pro rata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.

Withdrawal Charge

During the accumulation phase, you can make withdrawals from your contract. Cova keeps track of each purchase payment. Once a year after the first year, you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal the value of your contract is $5,000 or more. Otherwise, the charge is 5% of each purchase payment you take out. However, after Cova has had a purchase payment for 5 years, there is no charge when you withdraw that purchase payment. For purposes of the withdrawal charge, Cova treats withdrawals as coming from the oldest purchase payment first. When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.

NOTE: For tax purposes, withdrawals are considered to have come from the last money into the contract. Thus, for tax purposes, earnings are considered to come out first.

Cova does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

After you have owned the contract for one year, if you, or your joint owner, become confined to a nursing home or hospital for at least 90 consecutive days under a doctor's care and you need part or all of the money from your contract, Cova will not impose a withdrawal charge. You or your joint owner cannot have been so confined when you purchased your contract if you want to take advantage of this provision (confinement must begin after the first contract anniversary). This is called the Nursing Home Waiver.

Reduction or Elimination of the Withdrawal Charge

Cova will reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with Cova. Cova will not deduct a withdrawal charge under a contract issued to an officer, director or employee of Cova or any of its affiliates.

Premium Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. Cova is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is Cova's current practice to not charge anyone for these taxes until annuity payments begin. Cova may some time in the future discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 4%, depending on the state.

Transfer Fee

You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred whichever is less.

If the transfer is part of the Dollar Cost Averaging Program, the Automatic Rebalancing Program or an Approved Asset Allocation Program, it will not count in determining the transfer fee.

Income Taxes

Cova will deduct from the contract for any income taxes which it incurs because of the contract. At the present time, we are not making any such deductions.

Investment Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the attached fund prospectuses.

6.   TAXES

NOTE: Cova has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Cova has included in the Statement of Additional Information an additional discussion regarding taxes.

Annuity Contracts in General

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs - either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When  a  non-qualified   contract  is  owned  by  a  non-natural  person  (e.g.,
corporation or certain other entities other than tax-qualified trusts), the contract will generally not be treated as an annuity for tax purposes.

Qualified and Non-Qualified Contracts

If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), H.R. 10 Plans (sometimes referred to as Keogh Plans), and pension and profit plans, which include 401(k) plans.

Withdrawals - Non-Qualified Contracts

If you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid after you die; (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity; (5) paid under an immediate annuity; or (6) which come from purchase payments made prior to August 14, 1982.

Withdrawals - Qualified Contracts

The above information describing the taxation of non-qualified contracts does not apply to qualified contracts. There are special rules that govern with respect to qualified contracts. We have provided a more complete discussion in the Statement of Additional Information.

Withdrawals - Tax-Sheltered Annuities

The Code limits the withdrawal of purchase payments made by owners from certain Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Cova believes that the investment portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Cova would be considered the owner of the shares of the investment portfolios. If this occurs, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment portfolios.

Due to the uncertainty in this area, Cova reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

7.   ACCESS TO YOUR MONEY

You can have access to the money in your contract: (1) by making a withdrawal (either a partial or a complete withdrawal); (2) by electing to receive annuity payments; or (3) when a death benefit is paid to your beneficiary. Under most circumstances, withdrawals can only be made during the accumulation phase.

When you make a complete withdrawal you will receive the value of the contract on the day you made the withdrawal less any applicable withdrawal charge, less any premium tax and less any contract maintenance charge. (See Section 5. Expenses for a discussion of the charges.)

Unless you instruct Cova otherwise, any partial withdrawal will be made pro rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500. Cova requires that after a partial withdrawal is made you keep at least $500 in any selected investment portfolio.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

There are limits to the amount you can withdraw from a qualified plan referred to as a 403(b) plan. For a more complete explanation see Section 6. Taxes and the discussion in the Statement of Additional Information.

Systematic Withdrawal Program

If you are 59 1/2 or older, you may use the Systematic Withdrawal Program. This program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be made for these payments. Cova does not have any charge for this program, but reserves the right to charge in the future. If you use this program, you may not also make a single 10% free withdrawal. For a discussion of the withdrawal charge and the 10% free withdrawal, see Section 5. Expenses.

INCOME TAXES MAY APPLY TO SYSTEMATIC WITHDRAWALS.

8.   PERFORMANCE

Cova periodically advertises performance of the various investment portfolios. Cova will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the expenses of the investment portfolio. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charge, withdrawal charges and the expenses of the investment portfolio.

For periods starting prior to the date the contracts were first offered, the performance will be based on the performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account. In addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

Cova may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B contains performance information that you may find informative. Future performance will vary and the results shown are not necessarily representative of future results.

9.   DEATH BENEFIT

Upon Your Death

If you die before annuity payments begin, Cova will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary.

The amount of the death benefit depends on how old you or your joint owner is.

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals); or

2.  The value of your contract at the time the death benefit is to be paid; or

3. The greatest of the values resulting from taking the contract value on any prior five (5) year contract anniversary, prior to the date of your death or the joint owner's death, plus any payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

     1. Total purchase payments less withdrawals (and any withdrawal charges paid on the withdrawals); or

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The greatest of the values resulting from taking the contract value on any prior five (5) year contract anniversary on or before your or the joint owner's 80th birthday, plus any purchase payments made after that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) made after that contract anniversary.

If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.

The death benefit described above may not be available in your state. In those states where it is not available, the death benefit will be as follows:


The amount of the death benefit depends on how old you or your joint owner is.

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greater of:

     1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The value of your contract on the most recent five year anniversary before the date of death, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).

After you, or your joint owner, reaches age 80, the death benefit will be the greater of:

     1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals);

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The value of your contract on the most recent five year anniversary on or before you or your joint owner reaches age 80, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).

CHECK YOUR CONTRACT AND APPLICABLE ENDORSEMENT FOR YOUR DEATH BENEFIT.


The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

Death of Annuitant

If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.

10.  OTHER INFORMATION

Cova

Cova Financial Life Insurance Company (Cova) was originally incorporated on September 6, 1972 as Industrial Indemnity Life Insurance Company, a California corporation and changed its name to Xerox Financial Life Insurance Company in 1986. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased Cova which on that date changed its name to Cova Financial Life Insurance Company.

Cova is presently licensed to do business in the state of California.

Year 2000

Cova has developed and initiated plans to assure that its computer systems will function properly in the year 2000 and later years. These efforts have included receiving assurances from outside service providers that their computer systems will also function properly in this context. Included within these plans are the computer systems of the advisers and sub-advisers of the various investment portfolios underlying the Separate Account.

Although an assessment of the total cost of implementing these plans has not been completed, the total amounts to be expended are not expected to have a material effect on Cova's financial position or results of operations. Cova believes that it has taken all reasonable steps to address these potential problems. There can be no assurance, however, that the steps taken will be adequate to avoid any adverse impact.


The Separate Account

Cova has established a separate account, Cova Variable Annuity Account Five (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of Cova adopted a resolution to establish the Separate Account under California insurance law on March 24, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The assets of the Separate Account are held in Cova's name on behalf of the Separate Account and legally belong to Cova. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business Cova may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts Cova may issue.

Distributor

Cova Life Sales Company (Life Sales), One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, acts as the distributor of the contracts. Life Sales is an affiliate of Cova.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions up to 5.75% of purchase payments. During the initial period in which the Contracts are offered, Cova may pay an additional .5% commission. Sometimes, Cova enters into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses, in addition to the standard commissions.

Ownership

Owner. You, as the owner of the contract, have all the rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner. The beneficiary becomes the owner when a death benefit is payable.

Joint Owner. The contract can be owned by joint owners. Any joint owner must be the spouse of the other owner. Upon the death of either joint owner, the surviving spouse will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

Assignment

You can assign the contract at any time during your lifetime. Cova will not be bound by the assignment until it receives the written notice of the assignment. Cova will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

Suspension of Payments or Transfers

Cova may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3.   an  emergency  exists  as a  result  of which  disposal  of  shares  of the
     investment  portfolios  is  not  reasonably   practicable  or  Cova  cannot
     reasonably value the shares of the investment portfolios;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

Cova has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

Financial Statements

The financial statements of Cova and the Separate Account have been included in the Statement of Additional Information.

Table of Contents of the Statement of Additional Information

     Company
     Experts
     Legal Opinions
     Distribution
     Performance Information
     Federal Tax Status
     Annuity Provisions
     Financial Statements



APPENDIX A
CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUE HISTORY

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial Statements. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.


                                           Period            Year or
                                           Ended             Period Ended
                                           6/30/98           12/31/97

RUSSELL INSURANCE FUNDS

Multi-Style Equity Sub-Account                                *
Beginning of Period                        $10.00
End of Period                              $11.99
Number of Accum. Units Outstanding         15,243

Aggressive Equity Sub-Account                                 *
Beginning of Period                        $10.00
End of Period                              $10.67
Number of Accum. Units Outstanding          3,302

Non-U.S. Sub-Account                                          *
Beginning of Period                        $10.00
End of Period                              $11.24
Number of Accum. Units Outstanding          5,491

Core Bond Sub-Account                                         *
Beginning of Period                        $10.00
End of Period                              $10.35
Number of Accum. Units Outstanding         13,610

GENERAL AMERICAN CAPITAL COMPANY

Money Market Sub-Account
Beginning of Period                        $10.67            $10.63
End of Period                              $10.89            $10.67
Number of Accum. Units Outstanding         50,373            14,091

*The number of accumulation unit values shown for the beginning of the period reflect the date they were first offered for sale under the contracts which was January 2, 1998. The accumulation unit values shown for the beginning of the period for the General American Money Market Sub-Account reflect the date they were first offered for sale through the Separate Account which was on December 4, 1997.


APPENDIX B
PERFORMANCE INFORMATION

FUTURE PERFORMANCE WILL VARY AND THE RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS.


Note: The figures in Part I and Part II below present investment performance information for the periods ended June 30, 1998. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for periods after June 30, 1998 may be significantly different (lower) than the numbers shown below.

PART 1 The Chart below reflects the performance of the accumulation units invested in the Portfolios for the periods shown.

Column A presents performance figures for the accumulation units which reflect the insurance charges and fees and expenses of each portfolio. Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

PART 1
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98

                                                       Accumulation  Unit Performance
                                               Column A (reflects       Column B (reflects
                                               insurance charges        all charges
                                               and portfolio expenses)  and portfolio expenses)
                                               ----------------------   -----------------------
                          Separate Account
                          Inception Date        1       Since       1      Since
Portfolio                 in Portfolio          Year    Inception   Year   Inception
---------                 -----------------     -----------------   ------------------
Russell Insurance Funds
   Multi-Style Equity       1/2/98               --       18.19%     --      13.07%
   Aggressive Equity        1/2/98               --        6.70%     --       1.60%
   Non-U.S.                 1/2/98               --       12.43%     --       7.31%
   Core Bond                1/2/98               --        3.55%     --      -1.56%

General American Capital Company
  Money Market             12/4/97               --        2.36%     --      -2.74%


PART 2 The contracts are relatively new and therefore have no meaningful performance history. However, the portfolios of Russell Insurance Funds and the Money Market Fund of General American Capital Company have been in existence for some time and have an investment performance history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance was developed. The information is based upon the historical experience of the portfolios and is for the periods shown. The chart below shows the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

The performance figures in Column A reflect the fees and expenses paid by each portfolio. Column B presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of each portfolio. Column C presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

PART 2
Average Annual Total Return for the periods ended 6/30/98:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Accumulation Unit Performance
                                                                                    Column B                    Column C
                                                                               (reflects insurance        (reflects all charges
                                               Portfolio Performance              charges and                 and portfolio
                                                     Column A                  portfolio expenses)              expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                Portfolio                   10 yrs or                     10 yrs or                      10 yrs or
                                Inception                   since                         since                          since
Portfolio                       Date        1 yr   5 yrs    inception      1 yr   5 yrs   inception     1 yr    5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------
Russell Insurance Funds
   Multi-Style Equity           1/2/97     34.35%    --       34.01%       32.95%   --      32.61%      27.85%    --      28.01%
   Aggressive Equity            1/2/97     24.54%    --       28.07%       23.14%   --      26.67%      18.04%    --      22.07%
   Non-U.S.                     1/2/97      1.16%    --        8.62%       -0.24%   --       7.22%      -5.34%    --       2.62%
   Core Bond                    1/2/97     10.64%    --        9.18%        9.24%   --       7.78%       4.14%    --       3.18%

General American Capital Company
  Money Market                  10/1/87     5.76%   5.15%      6.02%        4.36%   3.75%    4.62%      -0.74%   -0.85%    4.52%
------------------------------------------------------------------------------------------------------------------------------------


Cova Financial Life
   Insurance Company
Attn: Variable Products
One Tower Lane
Suite 3000
Oakbrook Terrace, Illinois 60181-4644

Please send me, at no charge, the Statement of Additional Information dated _____, 1998, for The Annuity Contract issued by Cova.

                    (Please print or type and fill in all information)

 ................................................................................
 Name

 ................................................................................
 Address

 ................................................................................
 City                                            State                  Zip Code

CC-3044 (12/97)                                                          COVA VA

                                      COVA
                       Cova Financial Life Insurance Company




                         Marketing and Executive Office
                           One Tower Lane, Suite 3000
                         Oakbrook Terrace, IL 60181-4644
                                  800-523-1661




                             Annuity Service Office
                                 P.O. Box 10366
                            Des Moines, IA 50306-9775
                                  515-243-5834
                                  800-343-8496








CC-3003(12/97)           Policy Form Series XLCC-648 AND      21-RUSS-CA (12/97)
                                    XLCC-833


                                   PART B


                     STATEMENT OF ADDITIONAL INFORMATION

           INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT

                                  issued by

                   COVA VARIABLE ANNUITY ACCOUNT FIVE

                                     AND

                    COVA FINANCIAL LIFE INSURANCE COMPANY



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED ___________, 1998 FOR THE INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644,
(800) 831-5433.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED _________________, 1998.


                              TABLE OF CONTENTS



                                                              Page

COMPANY

EXPERTS

LEGAL OPINIONS

DISTRIBUTION
Reduction or Elimination of the Withdrawal Charge

PERFORMANCE INFORMATION
Total Return
Historical Unit Values
Reporting Agencies

FEDERAL TAX STATUS
General
Diversification
Multiple Contracts
Contracts Owned by Other than Natural Persons
Tax Treatment of Assignments
Income Tax Withholding
Tax Treatment of Withdrawals - Non-Qualified Contracts
Qualified Plans
Tax Treatment of Withdrawals - Qualified Contracts
Tax-Sheltered Annuities - Withdrawal Limitations

ANNUITY PROVISIONS
Variable Annuity
Fixed Annuity
Annuity Unit
Net Investment Factor
Mortality and Expense Guarantee

FINANCIAL STATEMENTS


                                   COMPANY

Cova   Financial  Life   Insurance   Company  (the   "Company")  was  originally
incorporated on September 6, 1972 as Industrial Indemnity Life Insurance Company, a California corporation and changed its name on January 1, 1986 to Xerox Financial Life Insurance Company. The Company presently is licensed to do business in the state of California. On June 1, 1995 a wholly-owned subsidiary of General American Life Insurance Company ("General American") purchased Xerox Financial Services Life Insurance Company ("Xerox Life"), an affiliate of the Company, from Xerox Financial Services, Inc. The acquisition of Xerox Life included related companies, including the Company. On June 1, 1995 the Company changed its name to Cova Financial Life Insurance Company.

General American is a St. Louis-based mutual company with more than $300 billion of life insurance in force and approximately $24 billion in assets. It provides life and health insurance, retirement plans, and related financial services to individuals and groups.

                                   EXPERTS

The balance sheets of the Company as of December 31, 1997 and 1996, and the related statements of income, shareholder's equity, and cash flows for the years ended December 31, 1997 and 1996, and the periods from June 1, 1995 to December 31, 1995 and January 1, 1995 to May 31, 1995, and the statement of assets and liabilities of the Separate Account as of December 31, 1997, and the related statement of operations for the year or period then ended, the statements of changes in contract owners' equity for each of the years or periods presented, and the financial highlights for each of the years or periods presented, have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG Peat Marwick LLP covering the Company's financial statements referred to above contains an explanatory paragraph stating that as a result of its 1995 acquisition, the financial information for the periods subsequent to the acquisition is presented on a different cost basis than for the period prior to the acquisition and, therefore, is not comparable.


                                LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

                                 DISTRIBUTION

Cova Life Sales Company ("Life Sales") acts as the distributor. Prior to June 1, 1995, Cova Life Sales Company was known as Xerox Life Sales Company. Life Sales is an affiliate of the Company. The offering is on a continuous basis.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the Withdrawal Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Withdrawal Charge will be determined by the Company after examination of all the relevant factors such as:

     1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     2. The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

     3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

     4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Withdrawal Charge.

The Withdrawal Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Withdrawal Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                           PERFORMANCE INFORMATION

Total Return

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Premium, a .15% Administrative Expense Charge, the expenses for the underlying investment portfolio being advertised and any applicable Contract Maintenance Charges and Withdrawal Charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charges and any applicable Withdrawal Charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is: P (1 + T)n = ERV

Where:

P    =  a hypothetical initial payment of $1,000
T    =  average annual total return
n    =  number of years
ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical
        $1,000 payment made at the beginning of the time periods used.



The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any contract maintenance charge and withdrawal charge. The deduction of any contract maintenance charge and withdrawal charge would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what an Owner's total return may be in any future period.

The contracts are relatively new and therefore have no performance history. However, the Separate Account and certain Portfolios have been in existence for sometime and consequently have an investment performance history. In order to show how the historical investment performance of the Separate Account and the Portfolios affect accumulation unit values, performance information was developed. The information is based upon the historical experience of the Separate Account and the Portfolios and is for the periods shown. The prospectus contains a chart of performance information.

Future performance of the Portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance for a Portfolio is calculated for a specified period of time by assuming an initial Purchase Payment of $1,000 allocated to the Portfolio. There are performance figures for the Accumulation Units which reflect the insurance charges as well as the Portfolio expenses. There are also performance figures for the Accumulation Units which reflect the insurance charges, the contract maintenance charge, the Portfolio expenses, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The percentage increases (decreases) are determined by subtracting the initial Purchase Payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.

Historical Unit Values

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

Reporting Agencies

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.



                              FEDERAL TAX STATUS

GENERAL

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment portfolios underlying the Contracts will
be  managed  in  such  a  manner  as  to  comply   with  these   diversification
requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or
c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions). Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

QUALIFIED PLANS

The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.     H.R. 10 Plans

Section 401 of the Code permits self-employed individuals to establish Qualified Plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the Plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.     Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Employee loans are not allowable under the Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.     Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.


     ROTH IRAs

Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.


d.     Corporate Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with Corporate Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit-Sharing Plans), 403(b) Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a)if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

Generally, distributions from a qualified plan must commence no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

TAX-SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.


                              ANNUITY PROVISIONS

VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio(s) of the Separate Account. At the Annuity Date, the Contract Value in each investment portfolio will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. If, as of the Annuity Date, the then current Annuity Option rates applicable to this class of Contracts provide a first Annuity Payment greater than guaranteed under the same Annuity Option under this Contract, the greater payment will be made. The dollar amount of Annuity Payments after the first is determined as follows:


(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each Variable Annuity Payment is the sum of all investment portfolios' Variable Annuity Payments reduced by the applicable Contract Maintenance Charge.

FIXED ANNUITY

A fixed annuity is a series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The General Account Value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The first monthly Annuity Payment will be based upon the Annuity Option elected and the appropriate Annuity Option Table.

ANNUITY UNIT

The value of an Annuity Unit for each investment portfolio was arbitrarily set initially at $10. This was done when the first investment portfolio shares were purchased. The investment portfolio Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the investment portfolio Annuity Unit value for the immediately preceding Valuation Period by the product of (a) the Net Investment Factor for the day for which the Annuity Unit value is being calculated, and (b) 0.999919.

NET INVESTMENT FACTOR

The Net Investment Factor for any investment portfolio for any Valuation Period is determined by dividing:


(a)  the  Accumulation  Unit  value  as of the  close of the  current  Valuation
     Period, by

(b)  the  Accumulation  Unit value as of the close of the immediately  preceding
     Valuation Period.

The Net Investment Factor may be greater or less than one, as the Annuity Unit value may increase or decrease.

MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.

                             FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


COVA VARIABLE ANNUITY ACCOUNT FIVE

Financial Statements

June 30, 1998

Unaudited


Cova Variable Annuity Account Five

Statement of Assets and Liabilities

June 30, 1998

(In thousands of dollars)

Unaudited
------------------------------------------------------------------------------------------------------------------------------------


Assets:
   Investments:
      Cova Series Trust:
        Quality Income Portfolio-                         74,376 shares at       $ 10.75  per share   (cost      $ 797 )      $ 799
        Money Market Portfolio-                          272,847 shares at        $ 1.00  per share   (cost      $ 273 )        273
        Stock Index Portfolio-                           107,102 shares at       $ 20.40  per share   (cost    $ 1,870 )      2,185
        VKAC Growth and Income Portfolio-                118,237 shares at       $ 17.39  per share   (cost    $ 1,786 )      2,056
        Bond Debenture Portfolio-                        564,915 shares at       $ 12.31  per share   (cost    $ 6,785 )      6,953
        Developing Growth Portfolio-                      38,991 shares at       $ 11.41  per share   (cost      $ 440 )        445
        Large Cap Research Portfolio-                     11,664 shares at       $ 11.40  per share   (cost      $ 131 )        133
        Mid-Cap Value Portfolio-                          35,671 shares at       $ 11.28  per share   (cost      $ 392 )        403
        Quality Bond Portfolio-                          362,188 shares at       $ 10.59  per share   (cost    $ 3,756 )      3,834
        Small Cap Stock Portfolio-                       639,768 shares at       $ 13.26  per share   (cost    $ 7,754 )      8,480
        Large Cap Stock Portfolio-                     1,013,995 shares at       $ 16.35  per share   (cost   $ 13,881 )     16,579
        Select Equity Portfolio-                         988,276 shares at       $ 14.84  per share   (cost   $ 12,893 )     14,669
        International Equity Portfolio-                  709,066 shares at       $ 12.94  per share   (cost    $ 8,235 )      9,172
      Lord Abbett Series Fund, Inc.:
        Growth and Income Portfolio-                   1,549,510 shares at       $ 21.45  per share   (cost   $ 29,158 )     33,231
      General American Capital Company
        Money Market Fund-                                29,277 shares at       $ 18.74  per share   (cost      $ 545 )        549
      Russell Insurance Funds:
        Multi-Style Equity Fund-                          12,184 shares at       $ 15.01  per share   (cost      $ 179 )        183
        Aggressive Equity Fund-                            2,618 shares at       $ 13.46  per share   (cost       $ 35 )         35
        Non-US Fund-                                       5,578 shares at       $ 11.07  per share   (cost       $ 60 )         62
        Core Bond Fund-                                   13,349 shares at       $ 10.56  per share   (cost      $ 141 )        141
      AIM Variable Insurance Funds, Inc.:
        Value Fund-                                        1,535 shares at       $ 24.67  per share   (cost       $ 37 )         38
        Capital Appreciation Fund-                            90 shares at       $ 24.54  per share   (cost        $ 2 )          2
        International Equity Fund-                         4,364 shares at       $ 20.35  per share   (cost       $ 89 )         89
      Alliance Variable Products Series Fund, Inc.:
        Premier Growth Portfolio-                          9,186 shares at       $ 26.92  per share   (cost      $ 237 )        247
        Real Estate Investment Portfolio-                  4,302 shares at       $ 11.30  per share   (cost       $ 50 )         49
      Liberty Variable Investment Trust:
        Newport Tiger, Variable Series-                       58 shares at        $ 1.26  per share   (cost        $ - )          -
      Goldman Sachs Variable Insurance Trust:
        Growth and Income Fund-                           10,064 shares at       $ 11.39  per share   (cost      $ 116 )        115
        International Equity Fund-                         7,624 shares at       $ 11.95  per share   (cost       $ 92 )         91
        Global Income Fund-                                   10 shares at       $ 10.27  per share   (cost        $ - )          -
      (Kemper) Investors Fund Series:
        Dreman High Return Portfolio-                        102 shares at        $ 0.98  per share   (cost        $ - )          -
        Small Cap Growth Portfolio-                       14,644 shares at        $ 1.89  per share   (cost       $ 27 )         28
        Small Cap Value Portfolio-                        32,225 shares at        $ 1.23  per share   (cost       $ 41 )         40
        Government Securities Portfolio-                      89 shares at        $ 1.17  per share   (cost        $ - )          -



See accompanying notes to financial statements.

                                                                     (Continued)
                                       1

   Investments, continued:
      MFS Variable Insurance Trust:
        Bond Series-                                           9 shares at       $ 11.04  per share   (cost        $ - )      $ -
        Research Series-                                   8,067 shares at       $ 18.35  per share   (cost      $ 145 )      148
        Growth with Income Series-                        21,002 shares at       $ 19.09  per share   (cost      $ 395 )      401
        Emerging Growth Series-                           14,615 shares at       $ 19.45  per share   (cost      $ 272 )      284
        Foreign & Colonial Emerging
          Markets Equity Series-                           2,147 shares at        $ 7.86  per share   (cost       $ 20 )       17
        High Income Series-                                6,464 shares at       $ 12.09  per share   (cost       $ 78 )       78
        World Governments Series-                            321 shares at       $ 10.30  per share   (cost        $ 3 )        3
      Oppenheimer Variable Account Funds:
        Growth Fund-                                         672 shares at       $ 34.61  per share   (cost       $ 23 )       23
        Growth & Income Fund-                              1,978 shares at       $ 22.12  per share   (cost       $ 44 )       44
        High Income Fund-                                  4,711 shares at       $ 11.51  per share   (cost       $ 54 )       54
        Bond Fund-                                         7,912 shares at       $ 11.99  per share   (cost       $ 93 )       95
        Strategic Bond Fund-                               1,264 shares at        $ 5.14  per share   (cost        $ 7 )        7
      Putnam Variable Trust:
        Growth and Income Fund-                           16,438 shares at       $ 27.40  per share   (cost      $ 456 )      450
        New Value Fund-                                    1,002 shares at       $ 11.91  per share   (cost       $ 12 )       12
        Vista Fund-                                        2,754 shares at       $ 14.40  per share   (cost       $ 38 )       40
        International Growth Fund-                        23,033 shares at       $ 13.69  per share   (cost      $ 315 )      315
        International New Opportunities Fund-              1,164 shares at       $ 11.56  per share   (cost       $ 14 )       14
      (Fidelity) Variable Insurance Products Fund,
      Fund II, Fund III:
        Growth Portfolio-                                      3 shares at       $ 38.32  per share   (cost        $ - )        -
        Contrafund Portfolio                                   5 shares at       $ 21.95  per share   (cost        $ - )        -
        Growth Opportunities Portfolio-                        5 shares at       $ 20.44  per share   (cost        $ - )        -
        Growth & Income Portfolio-                             8 shares at       $ 14.57  per share   (cost        $ - )        -
        Equity-Income Portfolio-                               4 shares at       $ 25.17  per share   (cost        $ - )        -
                                                                                                                         ===========
Total assets                                                                                                               $ 102,866
                                                                                                                         ===========

See accompanying notes to financial statements.

                                                                     (Continued)

                                       2

Liabilities:



Contract owners' equity:
   Trust Quality Income-                                  46,255 accumulation units at $ 17.284157  per unit            799
   Trust Money Market-                                    21,607 accumulation units at $ 12.627925  per unit            273
   Trust Stock Index-                                     75,039 accumulation units at $ 29.120238  per unit          2,185
   Trust VKAC Growth and Income-                          85,695 accumulation units at $ 23.993328  per unit          2,056
   Trust Bond Debenture-                                 514,574 accumulation units at $ 13.512820  per unit          6,953
   Trust Developing Growth-                               39,321 accumulation units at $ 11.313756  per unit            445
   Trust Large Cap Research-                              11,717 accumulation units at $ 11.344142  per unit            133
   Trust Mid-Cap Value-                                   35,910 accumulation units at $ 11.209646  per unit            403
   Trust Quality Bond-                                   332,630 accumulation units at $ 11.525627  per unit          3,834
   Trust Small Cap Stock-                                604,932 accumulation units at $ 14.018905  per unit          8,480
   Trust Large Cap Stock-                                938,807 accumulation units at $ 17.659385  per unit         16,579
   Trust Select Equity-                                  928,711 accumulation units at $ 15.795532  per unit         14,669
   Trust International Equity-                           702,336 accumulation units at $ 13.059689  per unit          9,172
   Fund Growth and Income-                               987,161 accumulation units at $ 33.662983  per unit         33,231
   GACC Money Market-                                     50,373 accumulation units at $ 10.891342  per unit            549
   Russell Multi-Style Equity-                            15,243 accumulation units at $ 11.993206  per unit            183
   Russell Aggressive Equity-                              3,302 accumulation units at $ 10.670391  per unit             35
   Russell Non-US                                          5,491 accumulation units at $ 11.242493  per unit             62
   Russell Core Bond-                                     13,610 accumulation units at $ 10.354530  per unit            141
   AIM Value-                                              3,207 accumulation units at $ 11.797664  per unit             38
   AIM Capital Appreciation-                                 197 accumulation units at $ 11.244780  per unit              2
   AIM International Equity-                               7,499 accumulation units at $ 11.834130  per unit             89
   Alliance Premier Growth-                               19,347 accumulation units at $ 12.773593  per unit            247
   Alliance Real Estate-                                   5,218 accumulation units at  $ 9.310281  per unit             49
   Liberty Newport Tiger-                                     10 accumulation units at  $ 7.341000  per unit              -
   Goldman Sachs Growth and Income-                       10,615 accumulation units at $ 10.784483  per unit            115
   Goldman Sachs International-                            7,952 accumulation units at $ 11.448337  per unit             91
   Goldman Sachs Global Income-                               10 accumulation units at $ 10.320498  per unit              -
   Kemper Dreman High Return-                                 10 accumulation units at  $ 9.980000  per unit              -
   Kemper Small Cap Growth-                                2,450 accumulation units at $ 11.264000  per unit             28
   Kemper Small Cap Value-                                 3,878 accumulation units at $ 10.186468  per unit             40
   Kemper Government Securities-                              10 accumulation units at $ 10.307000  per unit              -
   MFS Bond-                                                  10 accumulation units at $ 10.225000  per unit              -
   MFS Research-                                          12,520 accumulation units at $ 11.814415  per unit            148
   MFS Growth with Income-                                34,700 accumulation units at $ 11.543425  per unit            401
   MFS Emerging Growth-                                   23,507 accumulation units at $ 12.082390  per unit            284
   MFS Foreign & Colonial Emerging
      Markets Equity-                                      1,940 accumulation units at  $ 8.688515  per unit             17
   MFS High Income-                                        7,496 accumulation units at $ 10.415267  per unit             78
   MFS World Governments-                                    325 accumulation units at $ 10.165697  per unit              3



See accompanying notes to financial statements.
                                                                     (Continued)

                                       3

Contract owners' equity, continued:
   Oppenheimer Growth-                                     1,995 accumulation units at $ 11.645438  per unit       $ 23
   Oppenheimer Growth & Income-                            3,884 accumulation units at $ 11.254357  per unit         44
   Oppenheimer High Income-                                5,199 accumulation units at $ 10.423521  per unit         54
   Oppenheimer Bond-                                       9,165 accumulation units at $ 10.341618  per unit         95
   Oppenheimer Strategic Bond-                               631 accumulation units at $ 10.277402  per unit          7
   Putnam Growth & Income-                                41,144 accumulation units at $ 10.936902  per unit        450
   Putnam New Value-                                       1,154 accumulation units at $ 10.327686  per unit         12
   Putnam Vista-                                           3,408 accumulation units at $ 11.628968  per unit         40
   Putnam International Growth-                           26,433 accumulation units at $ 11.918946  per unit        315
   Putnam International New Opportunities-                 1,162 accumulation units at $ 11.570562  per unit         14
   Fidelity Growth-                                           10 accumulation units at $ 11.266000  per unit          -
   Fidelity Contrafund-                                       10 accumulation units at $ 11.202000  per unit          -
   Fidelity Growth Opportunities-                             10 accumulation units at $ 10.583000  per unit          -
   Fidelity Growth & Income-                                  10 accumulation units at $ 11.111000  per unit          -
   Fidelity Equity-Income-                                    10 accumulation units at $ 10.620000  per unit          -
                                                                                                                 -----------
Total contract owners' equity                                                                                    102,866
                                                                                                                 -----------
Total liabilities and contract owners' equity                                                                    $ 102,866
                                                                                                                 ===========
See accompanying notes to financial statements.


                                       4

Cova Variable Annuity Account Five

Statement of Operations

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
-------------------------------------------------------------------------------------------------------------------------------


                                                                                                      Cova Series Trust
                                        ---------------------------------------------------------------------------------------
                                           Quality        Money         Stock       VKAC Growth       Bond       Developing
                                           Income        Market         Index       and Income     Debenture       Growth


Investment income:
   dividend distributions            $             42             9            384           234            263             -
   capital gain distributions                       -             -              -             -              -             -
                                        ---------------------------------------------------------------------------------------
                                                   42             9            384           234            263             -
                                        ---------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fee                   5             2             12            12             36             1
   Administrative fee                               -             -              1             1              4             -
                                        ---------------------------------------------------------------------------------------
                                                    5             2             13            13             40             1
                                        ---------------------------------------------------------------------------------------

Net investment income (loss)                       37             7            371           221            223            (1)
                                        ---------------------------------------------------------------------------------------


Net realized gain (loss)
   on investments                                   1             -             10            11             19             -

Net change in unrealized
   gain (loss) on investments                     (13)            -            (78)           19              4             4

Net realized and change in
   unrealized gain (loss) on
                                        ---------------------------------------------------------------------------------------
   investments                                    (12)            -            (68)           30             23             4
                                        ---------------------------------------------------------------------------------------

Net increase (decrease) in
   contract owners' equity
   resulting from operations         $             25             7            303           251            246             3
                                        =======================================================================================


Cova Variable Annuity Account Five

Statement of Operations

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
-----------------------------------------------------------------------------------------------------------------------------------



                                    ------------------------------------------
                                     Large Cap       Mid-Cap       Quality
                                      Research        Value         Bond


Investment income:
   dividend distributions                       -             1            85
   capital gain distributions                   -             -             -
                                    ------------------------------------------
                                                -             1            85
                                    ------------------------------------------
Expenses:
   Mortality and expense risk fee               -             2            20
   Administrative fee                           -             -             2
                                    ------------------------------------------
                                                -             2            22
                                    ------------------------------------------

Net investment income (loss)                    -            (1)           63
                                    ------------------------------------------


Net realized gain (loss)
   on investments                               -             -             3

Net change in unrealized
   gain (loss) on investments                   2             8            36

Net realized and change in
   unrealized gain (loss) on
                                    ------------------------------------------
   investments                                  2             8            39
                                    ------------------------------------------

Net increase (decrease) in
   contract owners' equity
   resulting from operations                    2             7           102
                                    ==========================================




See accompanying notes to financial statements.

                                       5

Cova Variable Annuity Account Five

Statement of Operations

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
-------------------------------------------------------------------------------------------------   -------------------------------


                                                           Cova Series Trust                            Fund             GACC
                                        ---------------------------------------------------------   --------------  ---------------
                                          Small Cap     Large Cap       Select     International     Growth and         Money
                                            Stock         Stock         Equity        Equity           Income           Market


Investment income:
   dividend distributions            $            279           184            891           155                -                -
   capital gain distributions                       -             -              -             -                -                -
                                        ---------------------------------------------------------   --------------  ---------------
                                                  279           184            891           155                -                -
                                        ---------------------------------------------------------   --------------  ---------------
Expenses:
   Mortality and expense risk fee                  48            83             78            49              182                1
   Administrative fee                               6            10              9             6               22                -
                                        ---------------------------------------------------------   --------------  ---------------
                                                   54            93             87            55              204                1
                                        ---------------------------------------------------------   --------------  ---------------

Net investment income (loss)                      225            91            804           100             (204)              (1)
                                        ---------------------------------------------------------   --------------  ---------------


Net realized gain (loss)
   on investments                                  56            36             82            24               55                3

Net change in unrealized
   gain (loss) on investments                     (39)        2,067            491           845            2,559                3

Net realized and change in
   unrealized gain (loss) on
                                        ---------------------------------------------------------   --------------  ---------------
   investments                                     17         2,103            573           869            2,614                6
                                        ---------------------------------------------------------   --------------  ---------------

Net increase (decrease) in
   contract owners' equity
   resulting from operations         $            242         2,194          1,377           969            2,410                5
                                        =========================================================   ==============  ===============




See accompanying notes to financial statements.

                                       6

Cova Variable Annuity Account Five

Statement of Operations

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
-------------------------------------------------------------------------------------------------------------------------------


                                                                  Russell                                              AIM
                                        ---------------------------------------------------------------------------------------
                                         Multi-Style   Aggressive       Non-US         Core             Value        Capital
                                           Equity        Equity                        Bond                       Appreciation


Investment income:
   dividend distributions            $              -             -              -             -                -             -
   capital gain distributions                       -             -              -             -                -             -
                                        ---------------------------------------------------------   ---------------------------
                                                    -             -              -             -                -             -
                                        ---------------------------------------------------------   ---------------------------
Expenses:
   Mortality and expense risk fee                   -             -              -             -                -             -
   Administrative fee                               -             -              -             -                -             -
                                        ---------------------------------------------------------   ---------------------------
                                                    -             -              -             -                -             -
                                        ---------------------------------------------------------   ---------------------------

Net investment income (loss)                        -             -              -             -                -             -
                                        ---------------------------------------------------------   ---------------------------


Net realized gain (loss)
   on investments                                   -             -              -             -                -             -

Net change in unrealized
   gain (loss) on investments                       4             1              1             -                1             -

Net realized and change in
   unrealized gain (loss) on
                                        ---------------------------------------------------------   ---------------------------
   investments                                      4             1              1             -                1             -
                                        ---------------------------------------------------------   ---------------------------

Net increase (decrease) in
   contract owners' equity
   resulting from operations         $              4             1              1             -                1             -
                                        =========================================================   ===========================


Cova Variable Annuity Account Five

Statement of Operations

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
----------------------------------------------------  -----------------------------


                                                                Alliance
                                    ----------------  -----------------------------
                                     International       Premier      Real Estate
                                         Equity           Growth      Investment


Investment income:
   dividend distributions                         -                -             1
   capital gain distributions                     -                -             -
                                    ----------------  -----------------------------
                                                  -                -             1
                                    ----------------  -----------------------------
Expenses:
   Mortality and expense risk fee                 -                -             -
   Administrative fee                             -                -             -
                                    ----------------  -----------------------------
                                                  -                -             -
                                    ----------------  -----------------------------

Net investment income (loss)                      -                -             1
                                    ----------------  -----------------------------


Net realized gain (loss)
   on investments                                 -                -             -

Net change in unrealized
   gain (loss) on investments                    (1)              10            (1)

Net realized and change in
   unrealized gain (loss) on
                                    ----------------  -----------------------------
   investments                                   (1)              10            (1)
                                    ----------------  -----------------------------

Net increase (decrease) in
   contract owners' equity
   resulting from operations                     (1)              10             -
                                    ================  =============================




See accompanying notes to financial statements.

                                       7

Cova Variable Annuity Account Five

Statement of Operations

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
-----------------------------------------------------------------------------------------------------------------------------------


                                          Liberty                           Goldman Sachs                                    Kemper
                                        -------------  -------------------------------------------   ------------------------------
                                          Newport       Growth and   International     Global           Dreman       Small Cap
                                           Tiger          Income         Equity        Income         High Return     Growth


Investment income:
   dividend distributions            $             -               -              -             -                -             1
   capital gain distributions                      -               -              -             -                -             -
                                        -------------  -------------------------------------------   ------------------------------
                                                   -               -              -             -                -             1
                                        -------------  -------------------------------------------   ------------------------------
Expenses:
   Mortality and expense risk fee                  -               -              -             -                -             -
   Administrative fee                              -               -              -             -                -             -
                                        -------------  -------------------------------------------   ------------------------------
                                                   -               -              -             -                -             -
                                        -------------  -------------------------------------------   ------------------------------

Net investment income (loss)                       -               -              -             -                -             1
                                        -------------  -------------------------------------------   ------------------------------


Net realized gain (loss)
   on investments                                  -               -              -             -                -             -

Net change in unrealized
   gain (loss) on investments                      -              (1)            (1)            -                -             1

Net realized and change in
   unrealized gain (loss) on
                                        -------------  -------------------------------------------   ------------------------------
   investments                                     -              (1)            (1)            -                -             1
                                        -------------  -------------------------------------------   ------------------------------

Net increase (decrease) in
   contract owners' equity
   resulting from operations         $             -              (1)            (1)            -                -             2
                                        =============  ===========================================   ==============================


Cova Variable Annuity Account Five

Statement of Operations

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
---------------------------------------------------------------



                                    ---------------------------
                                    Small Cap     Government
                                      Value       Securities


Investment income:
   dividend distributions                      -             -
   capital gain distributions                  -             -
                                    ---------------------------
                                               -             -
                                    ---------------------------
Expenses:
   Mortality and expense risk fee              -             -
   Administrative fee                          -             -
                                    ---------------------------
                                               -             -
                                    ---------------------------

Net investment income (loss)                   -             -
                                    ---------------------------


Net realized gain (loss)
   on investments                              -             -

Net change in unrealized
   gain (loss) on investments                 (2)            -

Net realized and change in
   unrealized gain (loss) on
                                    ---------------------------
   investments                                (2)            -
                                    ---------------------------

Net increase (decrease) in
   contract owners' equity
   resulting from operations                  (2)            -
                                    ===========================




See accompanying notes to financial statements.

                                       8

Cova Variable Annuity Account Five

Statement of Operations

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
------------------------------------------------------------------------------------------------------------------------------


                                                                                        MFS
                                        --------------------------------------------------------------------------------------
                                            Bond        Research     Growth with     Emerging       Emerging        High
                                                                        Income        Growth        Markets        Income
                                                                                                     Equity

Investment income:
   dividend distributions            $              -             -              -             -              -             -
   capital gain distributions                       -             -              -             -              -             -
                                        --------------------------------------------------------------------------------------
                                                    -             -              -             -              -             -
                                        --------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fee                   -             -              1             -              -             -
   Administrative fee                               -             -              -             -              -             -
                                        --------------------------------------------------------------------------------------
                                                    -             -              1             -              -             -
                                        --------------------------------------------------------------------------------------

Net investment income (loss)                        -             -             (1)            -              -             -
                                        --------------------------------------------------------------------------------------


Net realized gain (loss)
   on investments                                   -             -              -             -              -             -

Net change in unrealized
   gain (loss) on investments                       -             3              6            11             (3)            -

Net realized and change in
   unrealized gain (loss) on
                                        --------------------------------------------------------------------------------------
   investments                                      -             3              6            11             (3)            -
                                        --------------------------------------------------------------------------------------

Net increase (decrease) in
   contract owners' equity
   resulting from operations         $              -             3              5            11             (3)            -
                                        ======================================================================================


Cova Variable Annuity Account Five

Statement of Operations

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
--------------------------------------------------



                                   ---------------
                                       World
                                    Governments


Investment income:
   dividend distributions                       -
   capital gain distributions                   -
                                   ---------------
                                                -
                                   ---------------
Expenses:
   Mortality and expense risk fee               -
   Administrative fee                           -
                                   ---------------
                                                -
                                   ---------------

Net investment income (loss)                    -
                                   ---------------


Net realized gain (loss)
   on investments                               -

Net change in unrealized
   gain (loss) on investments                   -

Net realized and change in
   unrealized gain (loss) on
                                   ---------------
   investments                                  -
                                   ---------------

Net increase (decrease) in
   contract owners' equity
   resulting from operations                    -
                                   ===============




See accompanying notes to financial statements.

                                       9



Cova Variable Annuity Account Five

Statement of Operations

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
---------------------------------------------------------------------------------------------------------------------------------


                                                                            Oppenheimer
                                        ------------------------------------------------------------------------  ---------------
                                           Growth       Growth &         High          Bond        Strategic       Growth and
                                                         Income         Income                        Bond           Income


Investment income:
   dividend distributions            $              1             -              -             -              -              2
   capital gain distributions                       -             -              -             -              -              -
                                        ------------------------------------------------------------------------  ---------------
                                                    1             -              -             -              -              2
                                        ------------------------------------------------------------------------  ---------------
Expenses:
   Mortality and expense risk fee                   -             -              -             -              -              1
   Administrative fee                               -             -              -             -              -              -
                                        ------------------------------------------------------------------------  ---------------
                                                    -             -              -             -              -              1
                                        ------------------------------------------------------------------------  ---------------

Net investment income (loss)                        1             -              -             -              -              1
                                        ------------------------------------------------------------------------  ---------------


Net realized gain (loss)
   on investments                                   -             -              -             -              -              -

Net change in unrealized
   gain (loss) on investments                       -             -              -             2              -             (5)

Net realized and change in
   unrealized gain (loss) on
                                        ------------------------------------------------------------------------  ---------------
   investments                                      -             -              -             2              -             (5)
                                        ------------------------------------------------------------------------  ---------------

Net increase (decrease) in
   contract owners' equity
   resulting from operations         $              1             -              -             2              -             (4)
                                        ========================================================================  ===============


Cova Variable Annuity Account Five

Statement of Operations

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
---------------------------------------------------------------------------------------


                                                 Putnam
                                   ----------------------------------------------------
                                     New         Vista     International International
                                    Value                     Growth          New
                                                                         Opportunities

Investment income:
   dividend distributions                   -            -            -              -
   capital gain distributions               -            -            -              -
                                   ----------------------------------------------------
                                            -            -            -              -
                                   ----------------------------------------------------
Expenses:
   Mortality and expense risk fee           -            -            -              -
   Administrative fee                       -            -            -              -
                                   ----------------------------------------------------
                                            -            -            -              -
                                   ----------------------------------------------------

Net investment income (loss)                -            -            -              -
                                   ----------------------------------------------------


Net realized gain (loss)
   on investments                           -            -            -              -

Net change in unrealized
   gain (loss) on investments               -            2            -              -

Net realized and change in
   unrealized gain (loss) on
                                   ----------------------------------------------------
   investments                              -            2            -              -
                                   ----------------------------------------------------

Net increase (decrease) in
   contract owners' equity
   resulting from operations                -            2            -              -
                                   ====================================================




See accompanying notes to financial statements.
                                                                     (Continued)

                                       10

Cova Variable Annuity Account Five

Statement of Operations

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
--------------------------------------------------------------------------------------------------------------------------------



                                                                       Fidelity                                       Total
                                        ------------------------------------------------------------------------
                                           Growth      Contrafund       Growth       Growth &       Equity-
                                                                    Opportunities     Income         Income

Investment income:
   dividend distributions            $              -             -              -             -              -           2,532
   capital gain distributions                       -             -              -             -              -               -
                                        ------------------------------------------------------------------------  --------------
                                                    -             -              -             -              -           2,532
                                        ------------------------------------------------------------------------  --------------
Expenses:
   Mortality and expense risk fee                   -             -              -             -              -             533
   Administrative fee                               -             -              -             -              -              61
                                        ------------------------------------------------------------------------  --------------
                                                    -             -              -             -              -             594
                                        ------------------------------------------------------------------------  --------------

Net investment income (loss)                        -             -              -             -              -           1,938
                                        ------------------------------------------------------------------------  --------------


Net realized gain (loss)
   on investments                                   -             -              -             -              -             300

Net change in unrealized
   gain (loss) on investments                       -             -              -             -              -           5,936

Net realized and change in
   unrealized gain (loss) on
                                        ------------------------------------------------------------------------  --------------
   investments                                      -             -              -             -              -           6,236
                                        ------------------------------------------------------------------------  --------------

Net increase (decrease) in
   contract owners' equity
   resulting from operations         $              -             -              -             -              -           8,174
                                        ========================================================================  ==============




See accompanying notes to financial statements.

                                       11


Cova Variable Annuity Account Five

Statement of Changes in Contract Owners' Equity

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
-------------------------------------------------------------------------------------------------------------------------------


                                                                                                      Cova Series Trust
                                        ---------------------------------------------------------------------------------------
                                           Quality        Money         Stock       VKAC Growth       Bond       Developing
                                           Income        Market         Index       and Income     Debenture       Growth


From operations:
   Net investment income (loss)      $             37             7            371           221            223            (1)
   Net realized gain (loss) on
      investments                                   1             -             10            11             19             -
   Net change in unrealized gain
      (loss) on investments                       (13)            -            (78)           19              4             4
Net increase (decrease) in
   contract owners' equity
                                        ---------------------------------------------------------------------------------------
   resulting from operations                       25             7            303           251            246             3
                                        ---------------------------------------------------------------------------------------

From account unit transactions:
   Contributions by Cova                            -             -              -             -              -             -
   Redemptions by Cova                              -             -              -             -              -             -
   Proceeds from units of the
      account sold                                  -             -              -             1            514           230
   Payments for units of the
      account redeemed                             (7)           (4)           (12)          (12)          (150)            -
   Account transfers, net                          50          (101)           157           136          1,868           148
Net increase (decrease) in
   contract owners' equity from
                                        ---------------------------------------------------------------------------------------
   account unit transactions                       43          (105)           145           125          2,232           378
                                        ---------------------------------------------------------------------------------------

Net increase (decrease)                            68           (98)           448           376          2,478           381
Contract owners' equity, beginning                731           371          1,737         1,680          4,475            64
                                        =======================================================================================
Contract owners' equity, ending      $            799           273          2,185         2,056          6,953           445
                                        =======================================================================================


Cova Variable Annuity Account Five

Statement of Changes in Contract Owners' Equity

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
----------------------------------------------------------------------------



                                  ------------------------------------------
                                   Large Cap       Mid-Cap       Quality
                                    Research        Value         Bond


From operations:
   Net investment income (loss)               -            (1)           63
   Net realized gain (loss) on
      investments                             -             -             3
   Net change in unrealized gain
      (loss) on investments                   2             8            36
Net increase (decrease) in
   contract owners' equity
                                  ------------------------------------------
   resulting from operations                  2             7           102
                                  ------------------------------------------

From account unit transactions:
   Contributions by Cova                      -             -             -
   Redemptions by Cova                        -             -             -
   Proceeds from units of the
      account sold                           73           215           385
   Payments for units of the
      account redeemed                        -             -           (41)
   Account transfers, net                    58            92           771
Net increase (decrease) in
   contract owners' equity from
                                  ------------------------------------------
   account unit transactions                131           307         1,115
                                  ------------------------------------------

Net increase (decrease)                     133           314         1,217
Contract owners' equity, beginning            -            89         2,617
                                  ==========================================
Contract owners' equity, ending             133           403         3,834
                                  ==========================================




See accompanying notes to financial statements.

                                       12

Cova Variable Annuity Account Five

Statement of Changes in Contract Owners' Equity

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
-----------------------------------------------------------------------------------------------------------------------------------


                                                           Cova Series Trust                            Fund             GACC
                                        ---------------------------------------------------------   --------------  ---------------
                                          Small Cap     Large Cap       Select     International     Growth and         Money
                                            Stock         Stock         Equity        Equity           Income           Market


From operations:
   Net investment income (loss)      $            225            91            804           100             (204)              (1)
   Net realized gain (loss) on
      investments                                  56            36             82            24               55                3
   Net change in unrealized gain
      (loss) on investments                       (39)        2,067            491           845            2,559                3
Net increase (decrease) in
   contract owners' equity
                                        ---------------------------------------------------------   --------------  ---------------
   resulting from operations                      242         2,194          1,377           969            2,410                5
                                        ---------------------------------------------------------   --------------  ---------------

From account unit transactions:
   Contributions by Cova                            -             -              -             -                -                -
   Redemptions by Cova                              -             -              -             -                -                -
   Proceeds from units of the
      account sold                                374           740            855           346            1,499            1,107
   Payments for units of the
      account redeemed                           (125)         (217)          (303)         (196)            (602)               -
   Account transfers, net                       1,411         3,638          2,895         1,702            5,522             (713)
Net increase (decrease) in
   contract owners' equity from
                                        ---------------------------------------------------------   --------------  ---------------
   account unit transactions                    1,660         4,161          3,447         1,852            6,419              394
                                        ---------------------------------------------------------   --------------  ---------------

Net increase (decrease)                         1,902         6,355          4,824         2,821            8,829              399
Contract owners' equity, beginning              6,578        10,224          9,845         6,351           24,402              150
                                        =========================================================   ==============  ===============
Contract owners' equity, ending      $          8,480        16,579         14,669         9,172           33,231              549
                                        =========================================================   ==============  ===============




See accompanying notes to financial statements.

                                       13

Cova Variable Annuity Account Five

Statement of Changes in Contract Owners' Equity

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
-------------------------------------------------------------------------------------------------------------------------------


                                                                  Russell                                              AIM
                                        ---------------------------------------------------------------------------------------
                                         Multi-Style   Aggressive       Non-US         Core             Value        Capital
                                           Equity        Equity                        Bond                       Appreciation


From operations:
   Net investment income (loss)      $              -             -              -             -                -             -
   Net realized gain (loss) on
      investments                                   -             -              -             -                -             -
   Net change in unrealized gain
      (loss) on investments                         4             1              1             -                1             -
Net increase (decrease) in
   contract owners' equity
                                        ---------------------------------------------------------   ---------------------------
   resulting from operations                        4             1              1             -                1             -
                                        ---------------------------------------------------------   ---------------------------

From account unit transactions:
   Contributions by Cova                            -             -              -             -                -             -
   Redemptions by Cova                              -             -              -             -                -             -
   Proceeds from units of the
      account sold                                178            34             60           141                9             2
   Payments for units of the
      account redeemed                              1             -              1             -                -             -
   Account transfers, net                           -             -              -             -               28             -
Net increase (decrease) in
   contract owners' equity from
                                        ---------------------------------------------------------   ---------------------------
   account unit transactions                      179            34             61           141               37             2
                                        ---------------------------------------------------------   ---------------------------

Net increase (decrease)                           183            35             62           141               38             2
Contract owners' equity, beginning                  -             -              -             -                -             -
                                        =========================================================   ===========================
Contract owners' equity, ending      $            183            35             62           141               38             2
                                        =========================================================   ===========================


Cova Variable Annuity Account Five

Statement of Changes in Contract Owners' Equity

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
---------------------------------------------------------------------------------


                                                              Alliance
                                  ----------------  -----------------------------
                                   International       Premier      Real Estate
                                       Equity           Growth      Investment


From operations:
   Net investment income (loss)                 -                -             1
   Net realized gain (loss) on
      investments                               -                -             -
   Net change in unrealized gain
      (loss) on investments                    (1)              10            (1)
Net increase (decrease) in
   contract owners' equity
                                  ----------------  -----------------------------
   resulting from operations                   (1)              10             -
                                  ----------------  -----------------------------

From account unit transactions:
   Contributions by Cova                        -                -             -
   Redemptions by Cova                          -                -             -
   Proceeds from units of the
      account sold                             59              225            43
   Payments for units of the
      account redeemed                          -                -             -
   Account transfers, net                      31               12             6
Net increase (decrease) in
   contract owners' equity from
                                  ----------------  -----------------------------
   account unit transactions                   90              237            49
                                  ----------------  -----------------------------

Net increase (decrease)                        89              247            49
Contract owners' equity, beginning              -                -             -
                                  ================  =============================
Contract owners' equity, ending                89              247            49
                                  ================  =============================




See accompanying notes to financial statements.


                                       14

Cova Variable Annuity Account Five

Statement of Changes in Contract Owners' Equity

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
------------------------------------------------------------------------------------------------------------------------------------


                                           Liberty                            Goldman Sachs                                   Kemper
                                        --------------  --------------------------------------------  ------------------------------
                                           Newport        Growth and   International     Global          Dreman       Small Cap
                                            Tiger           Income        Equity         Income        High Return      Growth


From operations:
   Net investment income (loss)      $              -                -             -              -               -              1
   Net realized gain (loss) on
      investments                                   -                -             -              -               -              -
   Net change in unrealized gain
      (loss) on investments                         -               (1)           (1)             -               -              1
Net increase (decrease) in
   contract owners' equity
                                        --------------  --------------------------------------------  ------------------------------
   resulting from operations                        -               (1)           (1)             -               -              2
                                        --------------  --------------------------------------------  ------------------------------

From account unit transactions:
   Contributions by Cova                            -                -             -              -               -              -
   Redemptions by Cova                              -                -             -              -               -              -
   Proceeds from units of the
      account sold                                  -               88            92              -               -             24
   Payments for units of the
      account redeemed                              -                -             -              -               -              -
   Account transfers, net                           -               28             -              -               -              2
Net increase (decrease) in
   contract owners' equity from
                                        --------------  --------------------------------------------  ------------------------------
   account unit transactions                        -              116            92              -               -             26
                                        --------------  --------------------------------------------  ------------------------------

Net increase (decrease)                             -              115            91              -               -             28
Contract owners' equity, beginning                  -                -             -              -               -              -
                                        ==============  ============================================  ==============================
Contract owners' equity, ending      $              -              115            91              -               -             28
                                        ==============  ============================================  ==============================

Cova Variable Annuity Account Five

Statement of Changes in Contract Owners' Equity

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
----------------------------------------------------------------



                                    ----------------------------
                                     Small Cap     Government
                                       Value       Securities


From operations:
   Net investment income (loss)                -              -
   Net realized gain (loss) on
      investments                              -              -
   Net change in unrealized gain
      (loss) on investments                   (2)             -
Net increase (decrease) in
   contract owners' equity
                                    ----------------------------
   resulting from operations                  (2)             -
                                    ----------------------------

From account unit transactions:
   Contributions by Cova                       -              -
   Redemptions by Cova                         -              -
   Proceeds from units of the
      account sold                            41              -
   Payments for units of the
      account redeemed                         -              -
   Account transfers, net                      1              -
Net increase (decrease) in
   contract owners' equity from
                                    ----------------------------
   account unit transactions                  42              -
                                    ----------------------------

Net increase (decrease)                       40              -
Contract owners' equity, beginning             -              -
                                    ============================
Contract owners' equity, ending               40              -
                                    ============================



See accompanying notes to financial statements.


                                       15

Cova Variable Annuity Account Five

Statement of Changes in Contract Owners' Equity

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
------------------------------------------------------------------------------------------------------------------------------


                                                                                        MFS
                                        --------------------------------------------------------------------------------------
                                            Bond        Research     Growth with     Emerging       Emerging        High
                                                                        Income        Growth        Markets        Income
                                                                                                     Equity

From operations:
   Net investment income (loss)      $              -             -             (1)            -              -             -
   Net realized gain (loss) on
      investments                                   -             -              -             -              -             -
   Net change in unrealized gain
      (loss) on investments                         -             3              6            11             (3)            -
Net increase (decrease) in
   contract owners' equity
                                        --------------------------------------------------------------------------------------
   resulting from operations                        -             3              5            11             (3)            -
                                        --------------------------------------------------------------------------------------

From account unit transactions:
   Contributions by Cova                            -             -              -             -              -             -
   Redemptions by Cova                              -             -              -             -              -             -
   Proceeds from units of the
      account sold                                  -           141            390           267             20            73
   Payments for units of the
      account redeemed                              -             -              -             -              -             -
   Account transfers, net                           -             4              6             6              -             5
Net increase (decrease) in
   contract owners' equity from
                                        --------------------------------------------------------------------------------------
   account unit transactions                        -           145            396           273             20            78
                                        --------------------------------------------------------------------------------------

Net increase (decrease)                             -           148            401           284             17            78
Contract owners' equity, beginning                  -             -              -             -              -             -
                                        ======================================================================================
Contract owners' equity, ending      $              -           148            401           284             17            78
                                        ======================================================================================

Cova Variable Annuity Account Five

Statement of Changes in Contract Owners' Equity

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
-------------------------------------------------



                                  ---------------
                                      World
                                   Governments


From operations:
   Net investment income (loss)                -
   Net realized gain (loss) on
      investments                              -
   Net change in unrealized gain
      (loss) on investments                    -
Net increase (decrease) in
   contract owners' equity
                                  ---------------
   resulting from operations                   -
                                  ---------------

From account unit transactions:
   Contributions by Cova                       -
   Redemptions by Cova                         -
   Proceeds from units of the
      account sold                             3
   Payments for units of the
      account redeemed                         -
   Account transfers, net                      -
Net increase (decrease) in
   contract owners' equity from
                                  ---------------
   account unit transactions                   3
                                  ---------------

Net increase (decrease)                        3
Contract owners' equity, beginning             -
                                  ===============
Contract owners' equity, ending                3
                                  ===============





See accompanying notes to financial statements.

                                       16

Cova Variable Annuity Account Five

Statement of Changes in Contract Owners' Equity

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
---------------------------------------------------------------------------------------------------------------------------------


                                                                            Oppenheimer
                                        ------------------------------------------------------------------------  ---------------
                                           Growth       Growth &         High          Bond        Strategic       Growth and
                                                         Income         Income                        Bond           Income


From operations:
   Net investment income (loss)      $              1             -              -             -              -              1
   Net realized gain (loss) on
      investments                                   -             -              -             -              -              -
   Net change in unrealized gain
      (loss) on investments                         -             -              -             2              -             (5)
Net increase (decrease) in
   contract owners' equity
                                        ------------------------------------------------------------------------  ---------------
   resulting from operations                        1             -              -             2              -             (4)
                                        ------------------------------------------------------------------------  ---------------

From account unit transactions:
   Contributions by Cova                            -             -              -             -              -              -
   Redemptions by Cova                              -             -              -             -              -              -
   Proceeds from units of the
      account sold                                 22            44             54            81              7            403
   Payments for units of the
      account redeemed                              -             -              -             -              -             (1)
   Account transfers, net                           -             -              -            12              -             52
Net increase (decrease) in
   contract owners' equity from
                                        ------------------------------------------------------------------------  ---------------
   account unit transactions                       22            44             54            93              7            454
                                        ------------------------------------------------------------------------  ---------------

Net increase (decrease)                            23            44             54            95              7            450
Contract owners' equity, beginning                  -             -              -             -              -              -
                                        ========================================================================  ===============
Contract owners' equity, ending      $             23            44             54            95              7            450
                                        ========================================================================  ===============


Cova Variable Annuity Account Five

Statement of Changes in Contract Owners' Equity

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
---------------------------------------------------------------------------------------


                                                 Putnam
                                  -----------------------------------------------------
                                     New         Vista     International International
                                    Value                     Growth          New
                                                                         Opportunities

From operations:
   Net investment income (loss)             -            -            -              -
   Net realized gain (loss) on
      investments                           -            -            -              -
   Net change in unrealized gain
      (loss) on investments                 -            2            -              -
Net increase (decrease) in
   contract owners' equity
                                  -----------------------------------------------------
   resulting from operations                -            2            -              -
                                  -----------------------------------------------------

From account unit transactions:
   Contributions by Cova                    -            -            -              -
   Redemptions by Cova                      -            -            -              -
   Proceeds from units of the
      account sold                          1           31          299             14
   Payments for units of the
      account redeemed                      -            -           (1)             -
   Account transfers, net                  11            7           17              -
Net increase (decrease) in
   contract owners' equity from
                                  -----------------------------------------------------
   account unit transactions               12           38          315             14
                                  -----------------------------------------------------

Net increase (decrease)                    12           40          315             14
Contract owners' equity, beginning          -            -            -              -
                                  =====================================================
Contract owners' equity, ending            12           40          315             14
                                  =====================================================




See accompanying notes to financial statements.
                                                                    (Continued)

                                       17


Cova Variable Annuity Account Five

Statement of Changes in Contract Owners' Equity

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
--------------------------------------------------------------------------------------------------------------------------------


                                                                       Fidelity                                       Total
                                        ------------------------------------------------------------------------  --------------
                                           Growth      Contrafund       Growth       Growth &       Equity-
                                                                    Opportunities     Income         Income


From operations:
   Net investment income (loss)      $              -             -              -             -              -           1,938
   Net realized gain (loss) on
      investments                                   -             -              -             -              -             300
   Net change in unrealized gain
      (loss) on investments                         -             -              -             -              -           5,936
Net increase (decrease) in
   contract owners' equity
                                        ------------------------------------------------------------------------  --------------
   resulting from operations                        -             -              -             -              -           8,174
                                        ------------------------------------------------------------------------  --------------

From account unit transactions:
   Contributions by Cova                            -             -              -             -              -               -
   Redemptions by Cova                              -             -              -             -              -               -
   Proceeds from units of the
      account sold                                  -             -              -             -              -           9,185
   Payments for units of the
      account redeemed                              -             -              -             -              -          (1,669)
   Account transfers, net                           -             -              -             -              -          17,862
Net increase (decrease) in
   contract owners' equity from
                                        ------------------------------------------------------------------------  --------------
   account unit transactions                        -             -              -             -              -          25,378
                                        ------------------------------------------------------------------------  --------------

Net increase (decrease)                             -             -              -             -              -          33,552
Contract owners' equity, beginning                  -             -              -             -              -          69,314
                                        ========================================================================  ==============
Contract owners' equity, ending      $              -             -              -             -              -         102,866
                                        ========================================================================  ==============




See accompanying notes to financial statements.

                                       18


Cova Variable Annuity Account Five

Notes to Financial Statements

     June 30, 1998

Unaudited
--------------------------------------------------------------------------------

(1)  Organization

     Cova Variable Annuity Account Five (the Separate Account) is a separate investment account established by a resolution of the Board of Directors of Cova Financial Life Insurance Company (Cova). The Separate Account operates as a Unit Investment Trust under the Investment Company Act of 1940.

     The Separate Account is divided into sub-accounts, with the assets of each sub-account invested in the Cova Series Trust (Trust), Lord Abbett Series Fund, Inc. (Fund), General American Capital Company (GACC), Russell Insurance Funds (Russell), AIM Variable Insurance Funds, Inc. (AIM), Alliance Variable Products Series Fund, Inc. (Alliance) , Liberty Variable Investment Trust (Liberty), Goldman Sachs Variable Insurance Trust (Goldman Sachs), Investors Fund Series (Kemper), MFS Variable Insurance Trust (MFS), Oppenheimer Variable Account Funds (Oppenheimer), Putnam Variable Trust (Putnam), or Variable Insurance Product Fund, Fund II and Fund III (Fidelity). These entities are all diversified, open-end, management investment companies which are intended to meet differing investment objectives. Not all sub-accounts of the Separate Account are available for investment depending upon the nature and specific terms of the variable annuity contracts offered for sale by Cova.

     The Separate Account sub-accounts that commenced operations during the six months ending June 30, 1998 are as follows:

            Russell Multi-Style Equity        1/2/98                    MFS Foreign & Colonial Emerging
            Russell Aggressive Equity         1/2/98                       Markets Equity                                     1/2/98
            Russell Non-US                    1/2/98                    MFS High Income                                       1/2/98
            Russell Core Bond                 1/2/98                    MFS World Governments                                 1/2/98
            AIM Value                         1/2/98                    Oppenheimer Growth                                    1/2/98
            AIM Capital Appreciation          1/2/98                    Oppenheimer Growth & Income                           1/2/98
            AIM International Equity          1/2/98                    Oppenheimer High Income                               1/2/98
            Alliance Premier Growth           1/2/98                    Oppenheimer Bond                                      1/2/98
            Alliance Real Estate              1/2/98                    Oppenheimer Strategic Bond                            1/2/98
            Liberty Newport Tiger             1/2/98                    Putnam Growth & Income                                1/2/98
            Goldman Sachs Growth and Income   1/29/98                   Putnam New Value                                      1/2/98
            Goldman Sachs International       1/29/98                   Putnam Vista                                          1/2/98
            Goldman Sachs Global Income       1/29/98                   Putnam International Growth                           1/2/98
            Kemper Dreman High Return         5/15/98                   Putnam International New
            Kemper Small Cap Growth           1/2/98                       Opportunities                                      1/2/98
            Kemper Small Cap Value            1/2/98                    Fidelity Growth Portfolio                            2/17/98
            Kemper Government Securities      1/2/98                    Fidelity Contrafund Portfolio                        2/17/98
            MFS Bond                          5/15/98                   Fidelity Growth Opportunities Portfolio              2/17/98
            MFS Research                      1/2/98                    Fidelity Growth & Income Portfolio                   2/17/98
            MFS Growth with Income            1/2/98                    Fidelity Equity-Income Portfolio                     2/17/98
            MFS Emerging Growth               1/2/98


                                                                     (Continued)

                                       19


(2)  Significant Accounting Policies

     (a)  Investment Valuation

          Investments in shares of the portfolios are carried in the statement of assets and liabilities at their underlying net asset value. The net asset value of each portfolio is calculated daily. Realized gains and losses are calculated using the average cost method.

     (b)  Reinvestment of Dividends

          With the exception of GACC, dividends received from net investment income and net realized capital gains are reinvested in shares of the portfolio making the distribution. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

          GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and net realized capital gains are deemed to be passed through to the Separate Account. As a result, GACC does not distribute any dividends. During December, accumulated investment income and capital gains of the underlying GACC portfolios are allocated to the Separate Account by increasing the cost basis.

     (c)  Federal Income Taxes

          Operations of the Separate Account form a part of Cova, which is taxed as a Life Insurance Company under the Internal Revenue Code (Code). Under current provisions of the Code, no Federal income taxes are payable by Cova with respect to the earnings of the Separate Account.

          Under  principles  set forth in  Internal  Revenue  Ruling  81-225 and
          Section 817(h) of the Code and regulations thereunder, Cova believes that it will be treated as the owner of the assets invested in the Separate Account for Federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in a contract owner's gross income until amounts are withdrawn.

                                                                     (Continued)


                                       20


(3)  Contract Fees

     Once a year after the first year, a contract owner can withdraw up to 10% of the total purchase payments Cova has had for more than one year without incurring a withdrawal fee provided the account value is $5,000 or more on the day of the withdrawal. Otherwise, a withdrawal fee of 5% of the purchase payments withdrawn is charged. There is no withdrawal fee on purchase payments Cova has had for five years. Cova treats withdrawals as coming from the oldest purchase payment first for purposes of determining the withdrawal fee. If a withdrawal is for only part of the contract value, the withdrawal fee is deducted from the remaining contract value. Cova does not assess withdrawal fees on annuity payments or death benefits.

     Cova imposes an annual contract maintenance fee of $30 on all contracts with contract values less than $50,000 on the policy anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub-accounts and fixed rate annuities to which the contract value is allocated.

     Subject to certain restrictions, a contract owner may transfer all or a part of the contract value among other sub- accounts of the Separate Account and Cova's fixed rate annuities. Cova deducts a transfer fee of $25 or 2% of the amount transferred, whichever is less, after twelve transfers have been made during a contract year. Any transfer made as part of the Dollar Cost Averaging Program, the Automatic Rebalancing Program, or an Approved Asset Allocation Program is not counted in determining the transfer fee.

     During the six months ending June 30, 1998, withdrawal and account transfer charges of approximately $18 thousand and contract maintenance fees of approximately $11 thousand were deducted from the contract values in the Separate Account.

     Mortality and expense risks assumed by Cova are compensated by a fee equivalent to an annual rate of 1.25% of the Separate Account's net assets. The mortality risks assumed by Cova arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal fee in the event of the death of the contract owner.

     In addition, the Separate Account bears certain administrative expenses, which are equivalent to an annual rate of 0.15% of the Separate Account's net assets. These fees cover the cost of establishing and maintaining the contracts and Separate Account.

     Cova currently advances any premium taxes due at the time purchase payments are made and then deducts premium taxes from the contract value at the time annuity payments begin, or upon withdrawal if Cova is not able to obtain a refund. Cova reserves the right to deduct premium taxes when incurred.


                                       21




COVA VARIABLE ANNUITY ACCOUNT FIVE
Financial Statements
December 31, 1997
(With Independent Auditors' Report Thereon)


                          Independent Auditors' Report


The Contract Owners of Cova Variable
       Annuity Account Five, Board of
       Directors and Shareholder of
       Cova Financial Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of the Quality Income, Money Market, Stock Index, Growth and Income, Bond Debenture, Developing Growth, Mid-Cap Value, Quality Bond, Small Cap Stock, Select Equity, and International Equity sub-accounts (investment options within the Cova Series Trust) and the Growth and Income sub-account (investment option within the Lord Abbett Series Fund, Inc.) and the Money Market sub-account (investment option within the General American Capital Company) of Cova Variable Annuity Account Five of Cova Financial Life Insurance Company (the Separate Account), as of December 31, 1997, and the related statement of operations for the year or period then ended, the statements of changes in contract owners' equity for each of the years or periods presented, and the financial highlights for each of the years or periods presented. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the sub-accounts of Cova Variable Annuity Account Five of Cova Financial Life Insurance Company as of December 31, 1997, the results of its operations for the year or period then ended, the changes in its contract owners' equity for each of the years or periods presented, and the financial highlights for each of the years or periods presented, in conformity with generally accepted accounting principles.



Chicago, Illinois
February 20, 1998





COVA VARIABLE ANNUITY ACCOUNT FIVE
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

ASSETS
 Investments:

  Cova Series Trust:

    Quality Income Portfolio - 67,069 shares at a net asset value of $10.90 per share (cost $716,343)                   $731,022
    Money Market Portfolio - 370,670 shares at a net asset value of $1.00 per share (cost $370,670)                      370,670
    Stock Index Portfolio - 82,467 shares at a net asset value of $21.07 per share (cost $1,344,243)                   1,737,586
    Growth and Income Portfolio - 98,525 shares at a net asset value of $17.05 per share (cost $1,428,634)             1,680,017
    Bond Debenture Portfolio - 369,480 shares at a net asset value of $12.11 per share (cost $4,311,974)               4,475,308
    Developing Growth Portfolio - 6,027 shares at a net asset value of $10.55 per share (cost $63,171)                    63,575
    Mid-Cap Value Portfolio - 8,500 shares at a net asset value of $10.48 per share (cost $86,555)                        89,091
    Quality Bond Portfolio - 251,571 shares at a net asset value of $10.40 per share (cost $2,575,465)                 2,617,582
    Small Cap Stock Portfolio - 501,987 shares at a net asset value of $13.10 per share (cost $5,812,661)              6,578,433
    Large Cap Stock Portfolio - 738,502 shares at a net asset value of $13.85 per share (cost $9,593,772)             10,224,639
    Select Equity Portfolio - 704,990 shares at a net asset value of $13.97 per share (cost $8,560,587)                9,845,561
    International Equity Portfolio - 553,682 shares at a net value of $11.47 per share (cost $6,259,980)               6,351,635

   Lord Abbett Series Fund, Inc.:

    Growth and Income Portfolio - 1,250,767 shares at a net asset value of $19.51 per share (cost $22,888,504)        24,402,594

   General American Capital Company:

    Money Market Portfolio - 8,247 shares at a net asset value of $18.23 per share (cost $149,869)                       150,309
                                                                                                                         -------

Total Assets                                                                                                         $69,318,022

See accompanying notes to financial statements.

                                                                                                          (continued)

COVA VARIABLE ANNUITY ACCOUNT FIVE

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

LIABILITIES AND CONTRACT OWNERS' EQUITY
 Liabilities:

  Trust Quality Income                                                                             $28
  Trust Money Market                                                                                14
  Trust Stock Index                                                                                 67
  Trust Growth and Income                                                                           64
  Trust Bond Debenture                                                                             171
  Trust Developing Growth                                                                            3
  Trust Mid-Cap Value                                                                                3
  Trust Quality Bond                                                                               100
  Trust Small Cap Stock                                                                            250
  Trust Large Cap Stock                                                                            392
  Trust Select Equity                                                                              376
  Trust International Equity                                                                       243
  Fund Growth and Income                                                                           932
  GACC Money Market                                                                                  6
                                                                                                     -

   Total Liabilities                                                                             2,649

 Contract Owners' Equity:

  Trust Quality Income - 43,729 accumulation units at $16.716340 per unit                                         730,994
  Trust Money Market - 29,951 accumulation units at $12.375227 per unit                                           370,656
  Trust Stock Index - 69,602 accumulation units at $24.963612 per unit                                          1,737,519
  Trust Growth and Income - 80,080 accumulation units at $20.978338 per unit                                    1,679,953
  Trust Bond Debenture - 347,400 accumulation units at $12.881799 per unit                                      4,475,137
  Trust Developing Growth - 6,039 accumulation units at $10.527555 per unit                                        63,572
  Trust Mid-Cap Value - 8,510 accumulation units at $10.467957 per unit                                            89,088
  Trust Quality Bond - 234,643 accumulation units at $11.155144 per unit                                        2,617,482
  Trust Small Cap Stock - 487,580 accumulation units at $13.491493 per unit                                     6,578,183
  Trust Large Cap Stock - 686,677 accumulation units at $14.889464 per unit                                    10,224,247
  Trust Select Equity - 700,550 accumulation units at $14.053503 per unit                                       9,845,185
  Trust International Equity - 554,105 accumulation units at $11.462436 per unit                                6,351,392
  Fund Growth and Income - 791,310 accumulation units at $30.837057 per unit                                   24,401,662
  GACC Money Market - 14,091 accumulation units at $10.667017 per unit                                            150,303
                                                                                                                  -------

   Total Contract Owners' Equity                                                                               69,315,373

Total Liabilities and Contract Owners' Equity                                                                 $69,318,022
                                                                                                               ==========





See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
STATEMENT OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 1997

         Cova

                                                                                                        Series

Trust

---------------------------------------------------------------------------------------------------------------------------

                                              Quality             Money            Stock        Growth and             Bond
  Bond                                         Income            Market            Index            Income        Debenture
  ----                                         ------            ------            -----            ------        ---------
  Investment Income
   Income:

    Dividends and Capital

  Gains          Distributions                $27,675           $44,503          $25,264           $33,091         $151,661
                                               ------            ------           ------            ------          -------
 Expenses:
  Mortality and Expense

   Risk Fee                                     5,756            10,066           16,637            15,341           27,344
  Administrative Fee                              691             1,208            1,996             1,841            3,281
                                                  ---             -----            -----             -----            -----
   Total Expenses                               6,447            11,274           18,633            17,182           30,625
                                                -----            ------           ------            ------           ------

Net Investment Income (Loss)                   21,228            33,229            6,631            15,909          121,036
                                               ------            ------            -----            ------          -------

Net Realized Gain (Loss)

 on Investments                                 (265)                --           18,876             2,998            5,501

Net change in Unrealized

 Gain on Investments                           14,231                --          311,158           213,640          154,943
                                               ------                            -------           -------          -------

Net Realized and Unrealized

 Gain on Investments                           13,966                --          330,034           216,638          160,444
                                               ------                            -------           -------          -------

Net Increase in Contract
 Owners' Equity Resulting

 From Operations                              $35,194           $33,229         $336,665          $232,547         $281,480
                                              =======           =======         ========          ========         ========




See accompanying notes to financial statements.


COVA VARIABLE ANNUITY ACCOUNT FIVE
STATEMENT OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 1997

                                                                      Cova Series Trust

---------------------------------------------------------------------------------------------------------------------------

                                                  Developing           Mid-Cap          Quality
  Bond                                                Growth             Value
  ----                                                ------             -----         --------
  Investment Income
   Income:

    Dividends and Capital

  Gains          Distributions                           $12               $85         $109,296
                                                          --                --          -------
 Expenses:
  Mortality and Expense

   Risk Fee                                               69                91           19,358
  Administrative Fee                                       8                11            2,323
                                                           -                --            -----
   Total Expenses                                         77               102           21,681
                                                          --               ---           ------

Net Investment Income (Loss)                            (65)              (17)           87,615
                                                        ----              ----           ------

Net Realized Gain (Loss)

 on Investments                                         (15)                50            1,954

Net change in Unrealized

 Gain on Investments                                     404             2,536           39,803
                                                         ---             -----           ------

Net Realized and Unrealized

 Gain on Investments                                     389             2,586           41,757
                                                         ---             -----           ------

Net Increase in Contract
 Owners' Equity Resulting

 From Operations                                        $324            $2,569         $129,372
                                                        ====            ======         ========




See accompanying notes to financial statements.


COVA VARIABLE ANNUITY ACCOUNT FIVE
STATEMENT OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 1997

                                                               Cova                                Lord Abbett
                                                            Series Trust                          Series Fund, Inc.
                                                     --------------------------------------------------------  ---------------

                                                Small             Large           Select             Int'l       Growth and
                                              Cap Stock         Cap Stock           Equity            Equity       Income
                                              ---------         ---------           ------            ------       ------
Investment Income
 Income:

  Dividends and Capital

Gains          Distributions                  $30,620          $610,536          $74,535           $53,207       $1,908,028
                                              -------          --------          -------           -------       ----------
 Expenses:
  Mortality and Expense

   Risk Fee                                    45,153            65,823           69,378            45,495          200,778
  Administrative Fee                            5,418             7,899            8,325             5,459           24,093
                                                -----             -----            -----             -----           ------
   Total Expenses                              50,571            73,722           77,703            50,954          224,871
                                               ------            ------           ------            ------          -------

Net Investment Income (Loss)                 (19,951)           536,814          (3,168)             2,253        1,683,157
                                             --------           -------          -------             -----        ---------

 Net Realized Gain (Loss)

  on Investments                                9,307            14,746           20,469             2,886           78,243

Net change in Unrealized

  Gain on Investments                         731,752           574,012        1,183,581            24,972        1,139,321
                                              -------           -------        ---------            ------        ---------

Net Realized and Unrealized

  Gain on Investments                         741,059           588,758        1,204,050            27,858        1,217,564
                                              -------           -------        ---------            ------        ---------

Net Increase in Contract
 Owners' Equity Resulting

 From Operations                             $721,108        $1,125,572       $1,200,882           $30,111       $2,900,721
                                             ========        ==========       ==========           =======       ==========




See accompanying notes to financial statements.



COVA VARIABLE ANNUITY ACCOUNT FIVE
STATEMENT OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 1997


                                               GACC
                                            -----------

                                             Money             Total
                                             Market           -----
                                             ------
Investment Income
 Income:

  Dividends and Capital

Gains          Distributions                       --        $3,068,513
                                                   --        ----------
 Expenses:
  Mortality and Expense

   Risk Fee                                       106           521,395
  Administrative Fee                               13            62,566
                                                   --            ------
   Total Expenses                                 119           583,961
                                                  ---           -------

Net Investment Income (Loss)                    (119)         2,484,552
                                                -----         ---------

 Net Realized Gain (Loss)

  on Investments                                   74           154,824

Net change in Unrealized

  Gain on Investments                             440         4,390,793
                                                  ---         ---------

Net Realized and Unrealized

  Gain on Investments                             514         4,545,617
                                                  ---         ---------

Net Increase in Contract
 Owners' Equity Resulting

 From Operations                                 $395        $7,030,169
                                                 ====        ==========

COVA VARIABLE ANNUITY ACCOUNT FIVE
STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 1997

                                                                                Cova Series Trust

-------------------------------------------------------------------------------------------------------------------------

                                              Quality            Money             Stock       Growth and              Bond
   Bond                                        Income           Market             Index           Income         Debenture
   ----                                        ------           ------             -----           ------         ---------
     From Operations:
      Net Investment Income (Loss)            $21,228          $33,229            $6,631          $15,909          $121,036
      Net Realized Gain (Loss) on
      Investments                               (265)               --            18,876            2,998             5,501

     Net change in Unrealized Gain

       on Investments                          14,231               --           311,158          213,640           154,943
                                               ------                            -------          -------           -------

     Net Increase in Contract
      Owners' Equity Resulting

      From Operations                          35,194           33,229           336,665          232,547           281,480
                                               ------           ------           -------          -------           -------

     From Account Unit
     Transactions:

      Proceeds from Units of

       the Account Sold                         5,588        5,425,271            21,617          145,535           986,444

      Payments for Units of the

       Account Redeemed                      (46,134)         (73,008)          (25,416)         (12,290)          (76,410)
      Account Transfers                       437,402      (5,336,710)           444,691          627,885         2,836,964
                                              -------      -----------           -------          -------         ---------

     Net Increase in
      Contract Owners' Equity
      From Account Unit

      Transactions                            396,856           15,553           440,892          761,130         3,746,998
                                              -------           ------           -------          -------         ---------

     Net Increase
     in

          Contract Owners' Equity             432,050           48,782           777,557          993,677         4,028,478

     Contract Owners' Equity:

      Beginning of Period                     298,944          321,874           959,962          686,276           446,659
                                              -------          -------           -------          -------           -------
       End of Period                          $730,994         $370,656        $1,737,519       $1,679,953        $4,475,137
                                              ========         ========        ==========       ==========        ==========



See accompanying notes to financial statements.                      (continued)


COVA VARIABLE ANNUITY ACCOUNT FIVE
STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 1997

                                                                                Cova Series Trust

-------------------------------------------------------------------------------------------------------------------------

                                               Developing           Mid-Cap          Quality
   Bond                                            Growth             Value
   ----                                            ------             -----
     From Operations:
      Net Investment Income (Loss)                  ($65)             ($17)          $87,615
      Net Realized Gain (Loss) on
      Investments                                    (15)                50            1,954

     Net change in Unrealized Gain

       on Investments                                 404             2,536           39,803
                                                      ---             -----           ------

     Net Increase in Contract
      Owners' Equity Resulting

      From Operations                                 324             2,569          129,372
                                                      ---             -----          -------

     From Account Unit
     Transactions:

      Proceeds from Units of

       the Account Sold                            15,000            32,249          283,752

      Payments for Units of the

       Account Redeemed                               166                68         (28,465)
      Account Transfers                            48,082            54,202        1,563,687
                                                   ------            ------        ---------

     Net Increase in
      Contract Owners' Equity
      From Account Unit

      Transactions                                 63,248            86,519        1,818,974
                                                   ------            ------        ---------

     Net Increase
     in

          Contract Owners' Equity                  63,572            89,088        1,948,346

     Contract Owners' Equity:

      Beginning of Period                              --                --          669,136
                                                                                     -------
      End of Period                               $63,572           $89,088       $2,617,482
                                                  =======           =======       ==========

COVA VARIABLE ANNUITY ACCOUNT FIVE
STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 1997

                                                               Cova Series Trust                      Lord Abbett Series Fund, Inc.

                                                Small             Large           Select             Int'l       Growth and
                                            Cap Stock         Cap Stock           Equity            Equity           Income
                                            ---------         ---------           ------            ------           ------

From Operations:

 Net Investment Income (Loss)               ($19,951)          $536,814         ($3,168)            $2,253       $1,683,157
 Net Realized Gain (Loss) on
  Investments                                   9,307            14,746           20,469             2,886           78,243

 Net change in Unrealized Gain

  on Investments                              731,752           574,012        1,183,581            24,972        1,139,321
                                              -------           -------        ---------            ------        ---------

Net Increase in Contract
 Owner's Equity Resulting

 From Operations                              721,108         1,125,572        1,200,882            30,111        2,900,721
                                              -------         ---------        ---------            ------        ---------

From Account Unit
Transactions:

 Proceeds from Units of

  the Account Sold                            965,134         1,764,924        1,672,740         1,161,490        1,887,670

 Payments for Units of the

  Account Redeemed                          (119,268)         (113,206)        (139,188)          (92,391)        (515,567)
 Account Transfers                          3,732,024         6,016,134        5,100,198         3,891,923       10,712,632
                                            ---------         ---------        ---------         ---------       ----------

Net Increase in
 Contract Owners' Equity
 From Account Unit

 Transactions                               4,577,890         7,667,852        6,633,750         4,961,022       12,084,735
                                            ---------         ---------        ---------         ---------       ----------

Net Increase in

 Contract Owners' Equity                    5,298,998         8,793,424        7,834,632         4,991,133       14,985,456

Contract Owners' Equity:

 Beginning of Period                        1,279,185         1,430,823        2,010,553         1,360,259        9,416,206
                                            ---------         ---------        ---------         ---------        ---------
 End of Period                             $6,578,183       $10,224,247       $9,845,185        $6,351,392      $24,401,662
                                           ==========       ===========       ==========        ==========      ===========



See accompanying notes to financial statements.


COVA VARIABLE ANNUITY ACCOUNT FIVE
STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 1997

                                                       GACC
                                                Money
                                               Market             Total
                                               ------             -----

From Operations:

 Net Investment Income (Loss)                  ($119)         2,484,552
 Net Realized Gain (Loss) on
  Investments                                      74           154,824

 Net change in Unrealized Gain

  on Investments                                  440         4,390,793
                                                  ---         ---------

Net Increase in Contract
 Owner's Equity Resulting

 From Operations                                  395         7,030,169
                                                  ---         ---------

From Account Unit
Transactions:

 Proceeds from Units of

  the Account Sold                            178,947        14,546,361

 Payments for Units of the

  Account Redeemed                                  -       (1,241,109)
 Account Transfers                           (29,039)        30,100,075
                                             --------        ----------

Net Increase in
 Contract Owners' Equity
 From Account Unit

 Transactions                                 149,908        43,405,327
                                              -------        ----------

Net Increase in

 Contract Owners' Equity                      150,303        50,435,496

Contract Owners' Equity:

 Beginning of Period                               --        18,879,877
                                                             ----------
 End of Period                             $ $150,303       $69,315,373
                                           = ========       ===========



See accompanying notes to financial statements.



COVA VARIABLE ANNUITY ACCOUNT FIVE
STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 1996

                                                                                     Cova Series Trust

------------------------------------------------------------------------------------------------------------------------

                                              Quality             Money            Stock        Growth and             Bond
                                               Income            Market            Index            Income        Debenture
                                               ------            ------            -----            ------        ---------

From Operations:

 Net Investment Income                         $7,224           $21,633          $34,743           $28,906          $12,071
 Net Realized Gain (Loss) on
   Investments                                  (682)                --            1,342               518            1,375

 Net change in Unrealized

  Gain (Loss) on Investments                  (1,359)                --           80,860            41,537            8,392
                                              ------                              ------            ------            -----

Net Increase in Contract
 Owner's Equity Resulting

 From Operations                                5,183            21,633          116,945            70,961           21,838
                                                -----            ------          -------            ------           ------

From Account Unit
Transactions:

 Proceeds from Units of

  the Account Sold                             57,261         5,011,759          152,928            32,625          115,745

 Payments for Units of the

  Account Redeemed                           (22,762)             (170)         (13,935)           (7,535)               --
 Account Transfers                            125,849       (5,037,068)          492,907           485,085          309,076
                                              -------       -----------          -------           -------          -------

Net Increase (Decrease) in
 Contract Owners' Equity

 From Account Unit                            160,348          (25,479)          631,900           510,175          424,821
                                              -------          --------          -------           -------          -------
 Transactions

Net Increase (Decrease) in

 Contract Owner's Equity                      165,531           (3,846)          748,845           581,136          446,659

Contract Owners' Equity:

 Beginning of Period                          133,413           325,720          211,117           105,140               --
                                              -------           -------          -------           -------


 End of Period                               $298,944          $321,874         $959,962          $686,276         $446,659
                                             ========          ========         ========          ========         ========



See accompanying notes to financial statements.                      (continued)


COVA VARIABLE ANNUITY ACCOUNT FIVE
STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 1996

                                                                                     Cova Series Trust

------------------------------------------------------------------------------------------------------------------------

                                                Quality             Small            Large
                                                   Bond         Cap Stock        Cap Stock
                                                   ----         ---------        ---------

From Operations:

 Net Investment Income                          $13,991           $47,627          $29,893
 Net Realized Gain (Loss) on
   Investments                                       65               334            3,085

 Net change in Unrealized

  Gain (Loss) on Investments                      2,313            34,020           56,856
                                                  -----            ------           ------

Net Increase in Contract
 Owner's Equity Resulting

 From Operations                                 16,369            81,981           89,834
                                                 ------            ------           ------

From Account Unit
Transactions:

 Proceeds from Units of

  the Account Sold                              100,194           461,912          542,124

 Payments for Units of the

  Account Redeemed                           (  (1,570)           (3,036)          (7,336)
 Account Transfers                              554,143           738,328          806,201
                                                -------           -------          -------

Net Increase (Decrease) in
 Contract Owners' Equity

 From Account Unit                              652,767         1,197,204        1,340,989
                                                -------         ---------        ---------
 Transactions

Net Increase (Decrease) in

 Contract Owner's Equity                        669,136         1,279,185        1,430,823

Contract Owners' Equity:

 Beginning of Period                                 --              --                 --

 End of Period                               $ $669,136        $1,279,185       $1,430,823
                                             = ========        ==========       ==========



See accompanying notes to financial statements.                 (continued)


COVA VARIABLE ANNUITY ACCOUNT FIVE

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 1996

                                                             Cova                 Lord Abbett
                                                       Series Trust         Series Fund, Inc.

                                               Select             Int'l       Growth and
                                               Equity            Equity           Income             Total

From Operations:

 Net Investment Income                        $21,801            $2,480         $534,226          $754,595
 Net Realized Gain (Loss) on
  Investments                                     465               132            2,820             9,454

 Net change in Unrealized Gain

  (Loss) on Investments                       101,392            66,683          471,675           862,369
                                              -------            ------          -------           -------

Net Increase in Contract
 Owner's Equity Resulting

 From Operations                              123,658            69,295        1,008,721         1,626,418
                                              -------            ------        ---------         ---------

From Account Unit Transactions:
 Proceeds for Units of

  the Account Sold                            755,570           576,132        1,438,328         9,244,578

 Payments for Units of the

  Account Redeemed                            (8,859)           (4,725)        (131,847)         (201,775)
 Account Transfers                          1,140,184           719,557        4,425,896         4,760,158
                                            ---------           -------        ---------         ---------

Net Increase (Decrease) in
 Contract Owners' Equity

 From Account Unit                          1,886,895         1,290,964        5,732,377        13,802,961
                                            ---------         ---------        ---------        ----------
 Transactions

Net Increase (Decrease) in

 Contract Owners Equity                     2,010,553         1,360,259        6,741,098        15,429,379

Contract Owners' Equity:

 Beginning of Period                               --                --        2,675,108         3,450,498
                                                                               ---------         ---------
 End of Period                             $2,010,553        $1,360,259       $9,416,206         $18,879,877
                                           ==========        ==========       ==========         ==========




See accompanying notes to financial statements.



                       COVA VARIABLE ANNUITY ACCOUNT FIVE
                              FINANCIAL HIGHLIGHTS


Financial Highlights for each accumulation unit outstanding throughout the period are presented below.

                  Cova Series Trust - Quality Income Portfolio
       (Managed by Van Kampen American Capital Investment Advisory Corp.)

                                                                    YEAR                       YEAR        PERIOD FROM 8/16/95
                                                                   ENDED                      ENDED          (COMMENCEMENT OF
                                                                                                                  OPERATIONS)
                                                                12/31/97                   12/31/96          THROUGH 12/31/95

Accumulation Unit Value,

  Beginning of Period                                             $15.54                     $15.33                    $14.42
                                                                  ------                     ------                    ------

Net Investment Income                                                .84                        .46                       .32

Net Realized and Unrealized

  Gain (Loss) from Security Transactions                             .34                      (.25)                       .59
                                                                     ---                      ----                        ---

Total from Investment Operations                                    1.18                        .21                       .91
                                                                    ----                        ---                       ---

Accumulation Unit Value,

  End of Period                                                   $16.72                     $15.54                    $15.33
                                                                  ======                     ======                    ======


Total Return*                                                      7.57%                      1.36%                     6.30%

Contract Owners' Equity,

  End of Period (in thousands)                                      $731                       $299                      $133

Ratio of Expenses to Average

  Contract Owners' Equity                                          1.40%                      1.40%                   1.40%**

Ratio of Net Investment Income

  to Average Contract Owners' Equity                               4.60%                      3.21%                   6.54%**

* Investment returns do not reflect any contract based fees (withdrawal, contract maintenance or account transfer fees), but do reflect mortality and expense fees, administration expense fees and all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).
**                  Annualized

     See accompanying notes to financial statements.



COVA VARIABLE ANNUITY ACCOUNT FIVE
FINANCIAL HIGHLIGHTS

Financial Highlights for each accumulation unit outstanding throughout the period are presented below.

Cova Series Trust - Money Market Portfolio
(Managed by Van Kampen American Capital Investment Advisory Corp.)

                                                                    YEAR                       YEAR        PERIOD FROM 6/19/95
                                                                   ENDED                      ENDED          (COMMENCEMENT OF
                                                                                                                  OPERATIONS)
                                                                12/31/97                   12/31/96          THROUGH 12/31/95

Accumulation Unit Value,

  Beginning of Period                                             $11.88                     $11.42                    $11.13
                                                                  ------                     ------                    ------

Net Investment Income                                                .50                        .46                       .29

Net Realized and Unrealized

  Gain from Security Transactions                                     --                         --                        --

Total from Investment Operations                                     .50                        .46                       .29
                                                                     ---                        ---                       ---

Accumulation Unit Value,

  End of Period                                                   $12.38                     $11.88                    $11.42
                                                                   =====                      =====                     =====


Total Return*                                                      4.17%                      3.98%                     2.61%

Contract Owners' Equity,

  End of Period (in thousands)                                      $371                       $322                      $326

Ratio of Expenses to Average

  Contract Owners' Equity                                          1.40%                      1.40%                   1.40%**

Ratio of Net Investment Income

  to Average Contract Owners' Equity                               4.13%                      3.91%                   4.38%**

* Investment returns do not reflect any contract based fees (withdrawal, contract maintenance or account transfer fees), but do reflect mortality and expense fees, administration expense fees and all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**                   Annualized

   See accompanying notes to financial statements.


COVA VARIABLE ANNUITY ACCOUNT FIVE
FINANCIAL HIGHLIGHTS

Financial Highlights for each accumulation unit outstanding throughout the period are presented below.

Cova Series Trust - Stock Index Portfolio
(Managed by Van Kampen American Capital Investment Advisory Corp.)

                                                                    YEAR                       YEAR        PERIOD FROM 7/20/95
                                                                   ENDED                      ENDED          (COMMENCEMENT OF
                                                                                                                  OPERATIONS)
                                                                12/31/97                   12/31/96          THROUGH 12/31/95

Accumulation Unit Value,

  Beginning of Period                                             $19.04                     $15.77                    $14.13
                                                                  ------                     ------                    ------

Net Investment Income                                                .09                        .67                       .50

Net Realized and Unrealized

   Gain from Security Transactions                                  5.83                      2.60                       1.14
                                                                    ----                      -----                      ----

Total from Investment Operations                                    5.92                       3.27                      1.64
                                                                    ----                       ----                      ----

Accumulation Unit Value,

  End of Period                                                   $24.96                     $19.04                    $15.77
                                                                   =====                      =====                     =====


Total Return*                                                     31.13%                     20.69%                    11.65%

Contract Owners' Equity,

  End of Period (in thousands)                                    $1,738                       $960                      $211

Ratio of Expenses to Average

  Contract Owners' Equity                                          1.40%                      1.40%                   1.40%**

Ratio of Net Investment Income

  to Average Contract Owners' Equity                                .50%                      5.84%                  18.57%**

* Investment returns do not reflect any contract based fees (withdrawal, contract maintenance or account transfer fees), but do reflect mortality and expense fees, administration expense fees and all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**   Annualized

   See accompanying notes to financial statements.



COVA VARIABLE ANNUITY ACCOUNT FIVE
FINANCIAL HIGHLIGHTS

Financial Highlights for each accumulation unit outstanding throughout the period are presented below.

Cova Series Trust - Growth & Income Portfolio
(Managed by Van Kampen American Capital Investment Advisory Corp.)


                                                                    YEAR                       YEAR        PERIOD FROM 7/19/95
                                                                   ENDED                      ENDED          (COMMENCEMENT OF
                                                                                                                  OPERATIONS)
                                                                12/31/97                   12/31/96          THROUGH 12/31/95

Accumulation Unit Value,

  Beginning of Period                                             $17.01                     $14.61                    $13.05
                                                                  ------                     ------                    ------

Net Investment Income                                                .23                        .68                       .99

Net Realized and Unrealized

    Gain from Security Transactions                                 3.74                       1.72                       .57
                                                                    ----                       ----                       ---

Total from Investment Operations                                    3.97                       2.40                      1.56
                                                                    ----                       ----                      ----

Accumulation Unit Value,

  End of Period                                                   $20.98                     $17.01                    $14.61
                                                                  ======                     ======                    ======


Total Return*                                                     23.34%                     16.42%                    11.93%

Contract Owners' Equity,

  End of Period (in thousands)                                    $1,680                        $686                     $105

Ratio of Expenses to Average

  Contract Owners' Equity                                          1.40%                      1.40%                   1.40%**

Ratio of Net Investment Income

  to Average Contract Owners' Equity                               1.29%                      7.08%                  49.49%**

* Investment returns do not reflect any contract based fees (withdrawal, contract maintenance or account transfer fees), but do reflect mortality and expense fees, administration expense fees and all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**     Annualized

    See accompanying notes to financial statements.



COVA VARIABLE ANNUITY ACCOUNT FIVE
FINANCIAL HIGHLIGHTS

Financial Highlights for each accumulation unit outstanding throughout the period are presented below.

Cova Series Trust - Bond Debenture Portfolio
 (Managed by Lord, Abbett & Co.)

                                                                    YEAR        PERIOD FROM 5/20/96
                                                                   ENDED           (COMMENCEMENT OF
                                                                                      OPERATIONS)
                                                                12/31/97            THROUGH 12/31/96

Accumulation Unit Value,

  Beginning of Period                                             $11.30                     $10.15
                                                                  ------                     ------

Net Investment Income                                                .40                         .33

Net Realized and Unrealized

    Gain from Security Transactions                                 1.18                       .82
                                                                    ----                       ---

Total from Investment Operations                                    1.58                       1.15
                                                                    ----                       ----

Accumulation Unit Value,

  End of Period                                                   $12.88                     $11.30
                                                                   =====                      =====


Total Return*                                                     14.05%                     11.32%

Contract Owners' Equity,

  End of Period (in thousands)                                    $4,475                       $447

Ratio of Expenses to Average

  Contract Owners' Equity                                          1.40%                    1.40%**

Ratio of Net Investment Income

  to Average Contract Owners' Equity                               5.50%                    9.98%**

* Investment returns do not reflect any contract based fees (withdrawal, contract maintenance or account transfer fees), but do reflect mortality and expense fees, administration expense fees and all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**   Annualized

     See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
FINANCIAL HIGHLIGHTS

Financial Highlights for each accumulation unit outstanding throughout the period are presented below.


Cova Series Trust - Developing Growth Portfolio
(Managed by Lord, Abbett & Co.)

                                                     PERIOD FROM 11/7/97
                                                        (COMMENCEMENT OF
                                                             OPERATIONS)
                                                         THROUGH 12/31/97

  Accumulation Unit Value,

    Beginning of Period                                           $10.83

  Net Investment Loss                                              (.02)

  Net Realized and Unrealized

     Loss from Security Transactions                               (.28)

  Total from Investment Operations                                (0.30)

  Accumulation Unit Value,

    End of Period                                                 $10.53

  Total Return*                                                  (2.80%)

  Contract Owners' Equity

    End of Period (in thousands)                                     $64

  Ratio of Expenses to Average

    Contract Owners' Equity                                      1.40%**

  Ratio of Net Investment Loss

    to Average Contract Owners' Equity                         (1.14%)**

* Investment return does not reflect any contract based fees (withdrawal, contract maintenance or account transfer fees), but does reflect mortality and expense fees, administration expense fees and all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**   Annualized

See accompanying notes to financial statements.



COVA VARIABLE ANNUITY ACCOUNT FIVE
FINANCIAL HIGHLIGHTS

Financial Highlights for each accumulation unit outstanding throughout the period are presented below.

Cova Series Trust - Mid-Cap Value Portfolio
(Managed by Lord, Abbett & Co.)

                                                     PERIOD FROM 11/7/97
                                                (COMMENCEMENT OF OPERATIONS)
                                                        THROUGH 12/31/97

  Accumulation Unit Value,

    Beginning of Period                                           $10.05

  Net Investment Loss                                              (.01)

  Net Realized and Unrealized

     Gain from Security Transactions                                 .43

  Total from Investment Operations                                   .42

  Accumulation Unit Value,

    End of Period                                                 $10.47

  Total Return*                                                    4.17%

  Contract Owners' Equity

    End of Period (in thousands)                                     $89

  Ratio of Expenses to Average

    Contract Owners' Equity                                      1.40%**

  Ratio of Net Investment Loss

    to Average Contract Owners' Equity                          (.22%)**

* Investment return does not reflect any contract based fees (withdrawal, contract maintenance or account transfer fees), but does reflect mortality and expense fees, administration expense fees and all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**   Annualized

See accompanying notes to financial statements.



COVA VARIABLE ANNUITY ACCOUNT FIVE
FINANCIAL HIGHLIGHTS

Financial Highlights for each accumulation unit outstanding throughout the period are presented below.

Cova Series Trust - Quality Bond Portfolio
(Managed by J.P. Morgan Investment Management, Inc.)

                                                                    YEAR        PERIOD FROM 5/20/96
                                                                   ENDED           (COMMENCEMENT OF
                                                                                     OPERATIONS)
                                                                12/31/97            THROUGH 12/31/96

Accumulation Unit Value,

  Beginning of Period                                             $10.37                      $9.95
                                                                  ------                      -----

Net Investment Income                                                .45                        .29

Net Realized and Unrealized

   Gain from Security Transactions                                   .34                        .13
                                                                     ---                        ---

Total from Investment Operations                                     .79                        .42
                                                                     ---                        ---

Accumulation Unit Value,

  End of Period                                                   $11.16                     $10.37
                                                                  ======                      =====


Total Return*                                                      7.58%                      4.20%

Contract Owners' Equity,

  End of Period (in thousands)                                    $2,617                       $669

Ratio of Expenses to Average

  Contract Owners' Equity                                          1.40%                    1.40%**

Ratio of Net Investment Income

  to Average Contract Owners' Equity                               5.64%                    7.33%**

* Investment returns do not reflect any contract based fees (withdrawal, contract maintenance or account transfer fees), but do reflect mortality and expense fees, administration expense fees and all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**   Annualized

See accompanying notes to financial statements.




COVA VARIABLE ANNUITY ACCOUNT FIVE
FINANCIAL HIGHLIGHTS

Financial Highlights for each accumulation unit outstanding throughout the period are presented below.

Cova Series Trust - Small Cap Stock Portfolio
(Managed by J.P. Morgan Investment Management, Inc.)

                                                                    YEAR        PERIOD FROM 5/15/96
                                                                   ENDED           (COMMENCEMENT OF
                                                                                     OPERATIONS)
                                                                12/31/97            THROUGH 12/31/96

  Accumulation Unit Value,

    Beginning of Period                                           $11.31                     $10.91
                                                                  ------                     ------

  Net Investment Income (Loss)                                     (.08)                        .39

  Net Realized and Unrealized

      Gain from Security Transactions                               2.26                        .01
                                                                    ----                        ---

  Total from Investment Operations                                  2.18                        .40
                                                                    ----                        ---

  Accumulation Unit Value,

    End of Period                                                 $13.49                     $11.31
                                                                  ======                      =====


  Total Return*                                                   19.31%                      3.69%

  Contract Owners' Equity,

    End of Period (in thousands)                                  $6,578                     $1,279

  Ratio of Expenses to Average

    Contract Owners' Equity                                        1.40%                    1.40%**

  Ratio of Net Investment Income (Loss)

    to Average Contract Owners' Equity                           (0.55%)                   12.57%**

* Investment returns do not reflect any contract based fees (withdrawal, contract maintenance or account transfer fees), but do reflect mortality and expense fees, administration expense fees and all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**   Annualized

See accompanying notes to financial statements.



COVA VARIABLE ANNUITY ACCOUNT FIVE
FINANCIAL HIGHLIGHTS

Financial Highlights for each accumulation unit outstanding throughout the period are presented below.

Cova Series Trust - Large Cap Stock Portfolio
(Managed by J.P. Morgan Investment Management, Inc.)

                                                                    YEAR        PERIOD FROM 5/16/96
                                                                   ENDED           (COMMENCEMENT OF
                                                                                     OPERATIONS)
                                                                12/31/97            THROUGH 12/31/96

Accumulation Unit Value,

  Beginning of Period                                             $11.34                     $10.16
                                                                  ------                     ------

Net Investment Income                                                .77                        .22

Net Realized and Unrealized

    Gain from Security Transactions                                 2.78                        .96
                                                                    ----                        ---

Total from Investment Operations                                    3.55                       1.18
                                                                    ----                       ----

Accumulation Unit Value,

  End of Period                                                   $14.89                     $11.34
                                                                   =====                      =====


Total Return*                                                     31.36%                     11.62%

Contract Owners' Equity,

  End of Period (in thousands)                                   $10,224                     $1,431

Ratio of Expenses to Average

  Contract Owners' Equity                                          1.40%                    1.40%**

Ratio of Net Investment Income

  to Average Contract Owners' Equity                              10.14%                    8.33%**

* Investment returns do not reflect any contract based fees (withdrawal, contract maintenance or account transfer fees), but do reflect mortality and expense fees, administration expense fees and all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**   Annualized

See accompanying notes to financial statements.



COVA VARIABLE ANNUITY ACCOUNT FIVE
FINANCIAL HIGHLIGHTS

Financial Highlights for each accumulation unit outstanding throughout the period are presented below.

Cova Series Trust - Select Equity Portfolio
(Managed by J.P. Morgan Investment Management, Inc.)

                                                                    YEAR        PERIOD FROM 5/15/96
                                                                   ENDED           (COMMENCEMENT OF
                                                                                         OPERATIONS)
                                                                12/31/97            THROUGH 12/31/96

Accumulation Unit Value,

  Beginning of Period                                             $10.84                     $10.15
                                                                  ------                     ------

Net Investment Income (Loss)                                       (.03)                        .11

Net Realized and Unrealized

    Gain from Security Transactions                                 3.24                        .58
                                                                    ----                        ---

Total from Investment Operations                                    3.21                        .69
                                                                    ----                        ---

Accumulation Unit Value,

  End of Period                                                   $14.05                     $10.84
                                                                   =====                      =====


Total Return*                                                     29.67%                      6.76%

Contract Owners' Equity,

  End of Period (in thousands)                                    $9,845                     $2,011

Ratio of Expenses to Average

  Contract Owners' Equity                                          1.40%                    1.40%**

Ratio of Net Investment Income (Loss)

  to Average Contract Owners' Equity                              (.06%)                    4.23%**

* Investment returns do not reflect any contract based fees (withdrawal, contract maintenance or account transfer fees), but do reflect mortality and expense fees, administration expense fees and all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**   Annualized

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
FINANCIAL HIGHLIGHTS

Financial Highlights for each accumulation unit outstanding throughout the period are presented below.

Cova Series Trust - International Equity Portfolio
(Managed by J.P. Morgan Investment Management, Inc.)

                                                                    YEAR        PERIOD FROM 5/14/96
                                                                   ENDED           (COMMENCEMENT OF
                                                                                     OPERATIONS)
                                                                12/31/97            THROUGH 12/31/96

Accumulation Unit Value,

  Beginning of Period                                             $10.97                     $10.10
                                                                  ------                     ------

Net Investment Income (Loss)                                       (.01)                        .02

Net Realized and Unrealized

    Gain from Security Transactions                                  .50                        .85
                                                                     ---                        ---

Total from Investment Operations                                     .49                        .87
                                                                     ---                        ---

Accumulation Unit Value,

  End of Period                                                   $11.46                     $10.97
                                                                   =====                      =====


Total Return*                                                      4.52%                      8.60%

Contract Owners' Equity,

  End of Period (in thousands)                                    $6,351                     $1,360

Ratio of Expenses to Average

  Contract Owners' Equity                                          1.40%                    1.40%**

Ratio of Net Investment Income

  to Average Contract Owners' Equity                                .06%                     .61%**

* Investment returns do not reflect any contract based fees (withdrawal, contract maintenance or account transfer fees), but do reflect mortality and expense fees, administration expense fees and all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**   Annualized

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
FINANCIAL HIGHLIGHTS

Financial Highlights for each accumulation unit outstanding throughout the period are presented below.

Lord Abbett Series Fund, Inc. Growth and Income Portfolio

                                                                    YEAR                       YEAR       PERIOD FROM 7/20/95
                                                                   ENDED                      ENDED          (COMMENCEMENT OF
                                                                                                                  OPERATIONS)
                                                                12/31/97                   12/31/96          THROUGH 12/31/95

Accumulation Unit Value,

  Beginning of Period                                             $25.09                     $21.31                    $19.54
                                                                  ------                     ------                    ------

Net Investment Income                                               2.01                       1.32                      1.50

Net Realized and Unrealized

    Gain from Security Transactions                                 3.74                       2.46                       .27
                                                                    ----                       ----                       ---

Total from Investment Operations                                    5.75                       3.78                      1.77
                                                                    ----                       ----                      ----

Accumulation Unit Value,

  End of Period                                                   $30.84                     $25.09                    $21.31
                                                                   =====                      =====                     =====


Total Return*                                                     22.91%                     17.76%                     9.05%

Contract Owners' Equity,

  End of Period (in thousands)                                   $24,402                     $9,416                    $2,675

Ratio of Expenses to Average

  Contract Owners' Equity                                          1.40%                      1.40%                   1.40%**

Ratio of Net Investment Income

  to Average Contract Owners' Equity                              10.45%                      9.23%                  42.60%**

* Investment returns do not reflect any contract based fees (withdrawal, contract maintenance or account transfer fees), but do reflect mortality and expense fees, administration expense fees and all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**   Annualized

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
FINANCIAL HIGHLIGHTS

Financial Highlights for each accumulation unit outstanding throughout the period are presented below.

General American Capital Company Money Market Portfolio

                                                     PERIOD FROM 12/4/97
                                                (COMMENCEMENT OF OPERATIONS)
                                                        THROUGH 12/31/97

Accumulation Unit Value,

  Beginning of Period                                             $10.63

Net Investment Loss                                                (.01)

Net Realized and Unrealized

    Gain from Security Transactions                                  .05

Total from Investment Operations                                     .04

Accumulation Unit Value,

  End of Period                                                   $10.67

Total Return*                                                       .34%

Contract Owners' Equity,

  End of Period (in thousands)                                      $150

Ratio of Expenses to Average

  Contract Owners' Equity                                        1.40%**

Ratio of Net Investment Loss

  to Average Contract Owners' Equity                           (1.34%)**

* Investment return does not reflect any contract based fees (withdrawal, contract maintenance or account transfer fees), but does reflect mortality and expense fees, administration expense fees and all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**   Annualized

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE

NOTES TO FINANCIAL STATEMENTS
December 31, 1997

1.    ORGANIZATION:

Cova Variable Annuity Account Five (the "Separate Account") is a separate investment account established by a resolution of the Board of Directors of Cova Financial Life Insurance Company ("Cova"). The Separate Account operates as a Unit Investment Trust under the Investment Company Act of 1940.

The Separate Account is divided into sub-accounts, with the assets of each sub-account invested in the Cova Series Trust ("Trust") or Lord Abbett Series Fund, Inc. ("Fund") or General American Capital Company ("GACC"). The Trust consists of twelve portfolios of which four are managed by Van Kampen American Capital Investment Advisory Corp., three are managed by Lord, Abbett and Co. and five are managed by J.P. Morgan Investment Management, Inc. The Trust portfolios available for investment are the Quality Income, Money Market, Stock Index, Growth and Income, Bond Debenture, Developing Growth, Mid-Cap Value, Quality Bond, Small Cap Stock, Large Cap Stock, Select Equity and International Equity. The Fund has one portfolio available for investment, the Growth and Income Portfolio and GACC has one portfolio available for investment, the Money Market portfolio. Not all portfolios of the Trust, Fund and GACC are available for investment depending upon the nature and specific terms of the different contracts being offered for sale. The Trust, Fund and GACC are diversified, open-end, management investment companies which are intended to meet differing investment objectives.

The Trust Developing Growth and Trust Mid-Cap Value sub-accounts commenced operations on November 7, 1997. The GACC Money Market sub-account commenced operations on December 4, 1997.


2.   SIGNIFICANT ACCOUNTING POLICIES :

     A.    Investment Valuation

     Investments in shares of the Trust, Fund and GACC are carried in the statement of assets and liabilities at the underlying net asset value of the Trust, Fund and GACC. The net asset value of the Trust, Fund and GACC has been determined on the market value basis and is valued daily by the Trust, Fund and GACC investment managers. Realized gains and losses are calculated by the average cost method.

     B.    Reinvestment of Dividends

     With the exception of GACC, dividends received from net investment income and net realized capital gains are reinvested in additional shares of the portfolio of the Trust or Fund making the distribution. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

     GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and net realized capital gains are deemed to be passed through to the Separate Account. As a result, GACC does not distribute any dividends or capital gains. During December of each year, accumulated investment income and capital gains of the underlying GACC portfolios are allocated to the Separate Account by increasing the cost basis and recognizing a capital gain in the Separate Account.

                                                                     (continued)

COVA VARIABLE ANNUITY ACCOUNT FIVE
NOTES TO FINANCIAL STATEMENTS

     C.   Federal Income Taxes

     Operations of the Separate Account form a part of Cova, which is taxed as a "Life Insurance Company" under the Internal Revenue Code ("Code"). Under current provisions of the Code, no Federal income taxes are payable by Cova with respect to earnings of the Separate Account.

     Under the  principles  set forth in  Internal  Revenue  Ruling  81-225  and
     Section 817(h) of the Code and regulations thereunder, Cova believes that it will be treated as the owner of the assets invested in the Separate Account for Federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in a contract owner's gross income until amounts are withdrawn or received pursuant to an Optional Payment Plan.

3.   CONTRACT FEES:

There are no deductions made from purchase payments for sales charges at the time of purchase. However, if all or a portion of the contract value is withdrawn, a withdrawal fee is calculated and deducted from the contract value. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within five years after receipt and is equal to 5% of the purchase payment withdrawn. After the first contract anniversary, provided that the contract value prior to withdrawal exceeds $5,000, an owner may make a withdrawal each contract year of up to 10% of the aggregate purchase payments free from withdrawal fees.

An annual contract maintenance fee of $30 is imposed on all contracts with contract values less than $50,000 on their policy anniversary. The fee covers the cost of contract administration for the previous year and is prorated between the sub-accounts to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a part of the accumulated value of the contract among other offered and available account options of the Separate Account and fixed rate annuities of Cova. If more than 12 transfers have been made in the contract year, a transfer fee of $25 per transfer or, if less, 2% of the amount transferred will be deducted from the account value. If the owner is participating in the Dollar Cost Averaging program, such related transfers are not taken into account in determining any transfer fee.

For the year ended December 31, 1997, withdrawal and account transfer fees of $6,919 and contract maintenance fees of $12,257 were deducted from the contract values in the Separate Account

Mortality and expense risks assumed by Cova are compensated by a fee equivalent to an annual rate of 1.25% of the value of net assets. The mortality risks assumed by Cova arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal fee in the event of the death of the contract owner.

In addition, the Separate Account bears certain administration expenses, which are equivalent to an annual rate of .15% of net assets. These fees cover the cost of establishing and maintaining the contracts and Separate Account.

Cova currently advances any premium taxes due at the time purchase payments are made and then deducts premium taxes from the contract value at the time annuity payments begin or upon withdrawal if Cova is unable to obtain a refund. Cova, however, reserves the right to deduct premium taxes when incurred.

                                                                     (continued)



COVA VARIABLE ANNUITY ACCOUNT FIVE
NOTES TO FINANCIAL STATEMENTS

4.    GAIN (LOSS) ON INVESTMENTS:

5. The table below summarizes realized and unrealized gains and losses on investments:

9. REALIZED GAINS (LOSSES) ON INVESTMENTS:


                                                                              YEAR ENDED                         YEAR ENDED
                                                                                12/31/97                           12/31/96

 Trust Quality Income Portfolio:

  Aggregate Proceeds From Sales                                                  $78,042                            $50,860
  Aggregate Cost                                                                  78,307                             51,542
                                                                                  ------                             ------
    Net Realized Loss on Investments                                              ($265)                             ($682)
                                                                                  ======                             ======

 Trust Money Market Portfolio:

  Aggregate Proceeds From Sales                                               $5,031,278                         $4,136,159
  Aggregate Cost                                                               5,031,278                          4,136,159
                                                                               ---------                          ---------
    Net Realized Gain on Investments                                                  --                                 --

 Trust Stock Index Portfolio:

  Aggregate Proceeds From Sales                                                 $100,563                            $23,308
  Aggregate Cost                                                                  81,687                             21,966
                                                                                  ------                             ------
    Net Realized Gain on Investments                                             $18,876                             $1,342
                                                                                 =======                             ======

 Trust Growth and Income Portfolio:

  Aggregate Proceeds From Sales                                                  $21,278                            $24,274
  Aggregate Cost                                                                  18,280                             23,756
                                                                                  ------                             ------
    Net Realized Gain on Investments                                              $2,998                               $518
                                                                                  ======                               ====

 Trust Bond Debenture Portfolio:

  Aggregate Proceeds From Sales                                                 $109,027                             64,093
  Aggregate Cost                                                                 103,526                             62,718
                                                                                 -------                             ------
True Net Realized Gain on Investments                                            $5,501                              $1,375
                                                                                 ======                              -----

 Trust Developing Growth Portfolio:

  Aggregate Proceeds From Sales                                                 $ 15,035
  Aggregate Cost                                                                  15,050
                                                                                 -------
True Net Realized Gain on Investments                                            ($15)                                N/A
                                                                                 ======

 Trust Mid-Cap Value Portfolio:

  Aggregate Proceeds From Sales                                                 $  5,141
  Aggregate Cost                                                                   5,091
                                                                                 -------
True Net Realized Gain on Investments                                           $     50                              N/A
                                                                                 ======


                                                                     (continued)




COVA VARIABLE ANNUITY ACCOUNT
FIVE
NOTES TO FINANCIAL STATEMENTS
REALIZED GAINS (LOSSES) ON
INVESTMENTS, CONTINUED:

                                                                              YEAR ENDED                         YEAR ENDED
                                                                                12/31/97                           12/31/96

 Trust Quality Bond Portfolio:

  Aggregate Proceeds From Sales                                                 $149,426                             $9,121
  Aggregate Cost                                                                 147,472                              9,056
                                                                                 -------                              -----
    Net Realized Gain on Investments                                              $1,954                                $65
                                                                                  ======                                ===

 Trust Small Cap Stock Portfolio:

  Aggregate Proceeds From Sales                                                  $91,131                             $8,158
  Aggregate Cost                                                                  81,824                              7,824
                                                                                  ------                              -----
    Net Realized Gain on Investments                                              $9,307                               $334
                                                                                  ======                               ====

 Trust Large Cap Stock Portfolio:

  Aggregate Proceeds From Sales                                                 $121,132                            $39,604
  Aggregate Cost                                                                 106,386                             36,519
                                                                                 -------                             ------
    Net Realized Gain on Investments                                             $14,746                             $3,085
                                                                                 =======                             ======

 Trust Select Equity Portfolio:

  Aggregate Proceeds From Sales                                                 $150,731                            $10,599
  Aggregate Cost                                                                 130,262                             10,134
                                                                                 -------                             ------
    Net Realized Gain on Investments                                             $20,469                               $465
                                                                                 =======                               ====

 Trust International Equity Portfolio:

  Aggregate Proceeds From Sales                                                 $185,858                             $4,037
  Aggregate Cost                                                                 182,972                              3,905
                                                                                 -------                              -----
    Net Realized Gain on Investments                                              $2,886                               $132
                                                                                  ======                               ====

   Fund Growth and Income Portfolio:

    Aggregate Proceeds From Sales                                               $585,935                            $96,408
    Aggregate Cost                                                               507,692                             93,588
                                                                                 -------                             ------
      Net Realized Gain on Investments                                           $78,243                            $ 2,820
                                                                                 =======                             ------

 GACC Money Market Portfolio:

  Aggregate Proceeds From Sales                                                 $ 29,146
  Aggregate Cost                                                                  29,072
                                                                                 -------
True Net Realized Gain on Investments                                            $    74                               N/A
                                                                                 =======

                                                                     (continued)

COVA VARIABLE ANNUITY ACCOUNT
FIVE
NOTES TO FINANCIAL STATEMENTS
NET CHANGE IN UNREALIZED GAINS
(LOSSES) ON INVESTMENTS:


                                                                                    YEAR ENDED                         YEAR ENDED
                                                                                      12/31/97                           12/31/96

   Trust Quality Income Portfolio:

    End of Period                                                                     $14, 678                               $447
    Beginning of Period                                                                    447                              1,806
                                                                                           ---                              -----
      Net change in Unrealized Gain (Loss) on Investments                              $14,231                           ($1,359)
                                                                                       =======                           ========

   Trust Money Market Portfolio:

    End of Period                                                                           --                                 --
    Beginning of Period                                                                     --                                 --

     Net change in Unrealized Gain on Investments                                          --                                 --
   Trust Stock Index Portfolio:

    End of Period                                                                     $393,343                            $82,185
    Beginning of Period                                                                 82,185                              1,325
                                                                                        ------                              -----
       Net change in Unrealized Gain on Investments                                    $311,158                            $80,860
                                                                                      ========                            =======

   Trust Growth and Income Portfolio:

    End of Period                                                                     $251,383                            $37,743
    Beginning of Period                                                                 37,743                            (3,794)
                                                                                        ------                            ------
      Net change in Unrealized Gain on Investments                                    $213,640                            $41,537
                                                                                      ========                            =======

   Trust Bond Debenture Portfolio:

    End of Period                                                                     $163,335                             $8,392
    Beginning of Period                                                                  8,392                                 --
                                                                                         -----
       Net change in Unrealized Gain on Investments                                    $154,943                            $8,392
                                                                                       ========                            ======

   Trust Developing Growth Portfolio:
    End of Period                                                                         $404
    Beginning of Period                                                                    --
      Net change in Unrealized Gain on Investments                                        $404                              N/A
                                                                                          ====

   Trust Mid-Cap Value Portfolio:
    End of Period                                                                         $2,536
                                                                                          ======
    Beginning of Period                                                                    --
      Net change in Unrealized Gain on Investments                                        $2,536                              N/A
                                                                                          ======

                                                                     (continued)

COVA VARIABLE ANNUITY ACCOUNT FIVE
NOTES TO FINANCIAL STATEMENTS

5. UNREALIZED GAINS ON INVESTMENTS, CONTINUED:

                                                                              YEAR ENDED                         YEAR ENDED
                                                                                12/31/97                           12/31/96

Trust Quality Bond Portfolio:

 End of Period                                                                   $42,116                             $2,313
 Beginning of Period                                                               2,313                                 --
                                                                                   -----
   Net change in Unrealized Gain on Investments                                  $39,803                             $2,313
                                                                                 =======                             ======

Trust Small Cap Stock Portfolio:

 End of Period                                                                  $765,772                            $34,020
 Beginning of Period                                                              34,020                                 --
                                                                                  ------
   Net change in Unrealized Gain on Investments                                 $731,752                            $34,020
                                                                                ========                            =======

Trust Large Cap Stock Portfolio:

 End of Period                                                                  $630,868                            $56,856
 Beginning of Period                                                              56,856                                 --
                                                                                  ------
   Net change in Unrealized Gain on Investments                                 $574,012                            $56,856
                                                                                ========                            =======

Trust Select Equity Portfolio:

 End of Period                                                                $1,284,973                           $101,392
 Beginning of Period                                                             101,392                                 --
                                                                                 -------
   Net change in Unrealized Gain on Investments                               $1,183,581                           $101,392
                                                                              ==========                           ========

Trust International Equity Portfolio:

 End of Period                                                                   $91,655                            $66,683
 Beginning of Period                                                              66,683                                 --
                                                                                  ------
    Net change in Unrealized Gain on Investments                                  $24,972                            $66,683
                                                                                 =======                            =======

Fund Growth and Income Portfolio:

 End of Period                                                                $1,514,090                           $374,769
 Beginning of Period                                                             374,769                           (96,906)
                                                                                 -------                           -------
   Net change in Unrealized Gain on Investments                               $1,139,321                           $421,675
                                                                              ==========                           ========

GACC Money Market Portfolio:

 End of Period                                                                $440
 Beginning of Period                                                            --                                  N/A
                                                                              -----
   Net change in Unrealized Gain on Investments                               $440
                                                                              ==========

                                                                     (continued)

COVA VARIABLE ANNUITY ACCOUNT FIVE
NOTES TO FINANCIAL STATEMENTS

5. ACCOUNT UNIT TRANSACTIONS:


The change in the number of accumulation units resulting from account unit transactions is as follows:

                                                                     Cova  Series Trust
                                                   ---------------------------------------------------------------------------------
                                                      Quality             Money            Stock        Growth and             Bond
                                                       Income            Market            Index            Income        Debenture

 Balance at December 31, 1995                           8,702            28,509           13,384             7,197              N/A
  Units Sold                                            3,762           429,882            9,129             2,136           10,897
  Units Redeemed                                      (1,485)              (10)            (805)             (596)             (31)
  Units Transferred                                     8,258         (431,287)           28,718            31,613           28,679
                                                        -----         ---------           ------            ------           ------

 Balance at December 31, 1996                          19,237            27,094           50,426            40,350           39,545
                                                       ------            ------           ------            ------           ------

  Units Sold                                              339           449,124              927             8,266           82,546
  Units Redeemed                                      (2,985)           (5,992)          (1,112)             (623)          (6,072)
  Units Transferred                                    27,138         (440,275)           19,361            32,087          231,381
                                                       ------         ---------           ------            ------          -------

 Balance at December 31, 1997                          43,729            29,951           69,602            80,080          347,400
                                                       ======            ======           ======            ======          =======


The change in the number of accumulation units resulting from account unit transactions is as follows:


                                                   ------------------------
                                                          Developing          Mid-Cap
                                                              Growth            Value


 Balance at December 31, 1995                                    N/A              N/A
  Units Sold
  Units Redeemed
  Units Transferred


 Balance at December 31, 1996                                    N/A              N/A
                                                                 ---              ---

  Units Sold                                                   1,385            3,163
  Units Redeemed                                                  --               --
  Units Transferred                                            4,654            5,347
                                                               -----            -----

 Balance at December 31, 1997                                  6,039            8,510
                                                               =====            =====


                                                                     (continued)

COVA VARIABLE ANNUITY ACCOUNT FIVE
NOTES TO FINANCIAL STATEMENTS

                                                          Cova  Series Trust                     Lord Abbett Series Fund, Inc.
                                                      ------------------------------------------------------------------------  ----

                                                      Quality             Small            Large            Select            Int'l
                                                         Bond         Cap Stock        Cap Stock            Equity           Equity

 Balance at December 31, 1995                             N/A               N/A              N/A               N/A              N/A
  Units Sold                                            9,984            43,638           50,898            74,928           55,862
  Units Redeemed                                        (152)             (288)            (649)             (830)            (448)
  Units Transferred                                    54,702            69,768           75,982           111,411           68,618
                                                       ------            ------           ------           -------           ------

 Balance at December 31, 1996                          64,534           113,118          126,231           185,509          124,032
                                                       ------           -------          -------           -------          -------

  Units Sold                                           26,745            81,088          131,724           133,310          100,609
  Units Redeemed                                      (2,643)           (9,279)          (8,007)          (10,336)          (8,250)
  Units Transferred                                   146,007           302,653          436,729           392,067          337,714
                                                      -------           -------          -------           -------          -------

 Balance at December 31, 1997                         234,643           487,580          686,677           700,550          554,105
                                                      =======           =======          =======           =======          =======


                                                                     (continued)

COVA VARIABLE ANNUITY ACCOUNT FIVE
NOTES TO FINANCIAL STATEMENTS

                                                                          GACC
                                                      ------------   ------------

                                                             Growth and            Money
                                                                 Income           Market

 Balance at December 31, 1995                                   125,555              N/A
  Units Sold                                                     61,744
  Units Redeemed                                                (5,839)
  Units Transferred                                             193,844
                                                                -------

 Balance at December 31, 1996                                   375,304              N/A
                                                                -------              ---

  Units Sold                                                     66,936           16,814
  Units Redeemed                                               (17,887)               --
  Units Transferred                                             366,957          (2,723)
                                                                -------          -------

 Balance at December 31, 1997                                   791,310           14,091
                                                                =======           ======



COVA FINANCIAL LIFE INSURANCE COMPANY (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)
Financial Statements
December 31, 1997, 1996 and 1995
(With Independent Auditors' Report Thereon)



                          Independent Auditors' Report

     The Board of Directors and Shareholder
     Cova Financial Life Insurance Company:

     We have audited the accompanying balance sheets of Cova Financial Life Insurance Company (a wholly owned subsidiary of Cova Financial Services Life Insurance Company) (the Company) as of December 31, 1997 and 1996, and the related statements of income, shareholder's equity, and cash flows for the years ended December 31, 1997 and 1996, and the period from June 1, 1995 to December 31, 1995 (Successor periods), and the period from January 1, 1995 to May 31, 1995 (Predecessor period). These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Cova Financial Life Insurance Company as of December 31, 1997 and 1996, and the results of its operations and its cash flows for the Successor periods, in conformity with generally accepted accounting principles. Also, in our opinion, the Predecessor financial statements present fairly, in all material respects, the results of its operations and its cash flows for the Predecessor period, in conformity with generally accepted accounting principles.

     As discussed in Note 1 to the financial statements, effective June 1, 1995, the predecessor to Cova Corporation, a subsidiary of General American Life Insurance Company, acquired all of the outstanding stock of Cova Financial Life Insurance Company in a business combination accounted for as a purchase. As a result of the acquisition, the financial information for the periods subsequent to the acquisition is presented on a different cost basis than that for the period prior to the acquisition and, therefore, is not comparable.


     Chicago, Illinois
     March 5, 1998






COVA FINANCIAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Cova Financial Services Life Insurance Company)
Balance Sheets
December 31, 1997 and 1996
(In thousands of dollars)

-------------------------------------------------------------------------------------------------------------------

                            ASSETS                                                           1997          1996
-------------------------------------------------------------------------------------------------------------------

Investments:

    Debt securities available for sale, at fair value

       (cost of $96,884 in 1997 and $71,257 in 1996)                                    $     97,520        71,263
    Mortgage loans (net)                                                                       1,786         -
    Policy loans                                                                               1,083         1,048
    Short-term investments, at fair value                                                      -                44
-------------------------------------------------------------------------------------------------------------------

Total investments                                                                            100,389        72,355
-------------------------------------------------------------------------------------------------------------------


Cash and cash equivalents - interest-bearing                                                     756         4,150
Cash - noninterest-bearing                                                                     1,392         2,485
Accrued investment income                                                                      1,826         1,122
Deferred policy acquisition costs                                                              6,774         3,321
Present value of future profits                                                                  900         1,178
Goodwill                                                                                       1,923         2,034
Deferred tax asset (net)                                                                       1,042         1,115
Receivable from OakRe                                                                         68,533        92,238
Reinsurance receivables                                                                          114            51
Other assets                                                                                      14            44
Separate account assets                                                                       69,318        18,880
-------------------------------------------------------------------------------------------------------------------

Total assets                                                                            $    252,981       198,973
-------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

COVA FINANCIAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

Balance Sheets, continued

December 31, 1997 and 1996

(In thousands of dollars, except share data)

-------------------------------------------------------------------------------------------------------------------

         LIABILITIES AND SHAREHOLDER'S EQUITY                                                 1997         1996
-------------------------------------------------------------------------------------------------------------------

Policyholder deposits                                                                    $    157,566      154,566
Future policy benefits                                                                          5,381        4,561
Payable on purchase of securities                                                                  92        1,048
Accounts payable and other liabilities                                                          1,462          736
Federal and state income taxes payable                                                            106           10
Future purchase price payable to OakRe                                                            565          683
Guaranty fund assessments                                                                       1,000        1,585
Separate account liabilities                                                                   69,318       18,880
-------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                             235,490      182,069
-------------------------------------------------------------------------------------------------------------------

Shareholder's equity:

   Common stock, $233.34 par value.  (Authorized

      30,000 shares; issued and outstanding                                                     2,800        2,800
      12,000 shares in 1997 and 1996
   Additional paid-in capital                                                                  13,523       13,523
   Retained earnings                                                                            1,023          580
   Net unrealized appreciation on securities,

      net of tax                                                                                  145            1
-------------------------------------------------------------------------------------------------------------------

Total shareholder's equity                                                                     17,491       16,904
-------------------------------------------------------------------------------------------------------------------

Total liabilities and shareholder's equity                                               $    252,981      198,973
-------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.





COVA FINANCIAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

Statements of Income

Years ended December 31, 1997, 1996, and 1995

(In thousands of dollars)

---------------------------------------------------------------------------------------------------------------------------
                                                                             The Company                       Predecessor
                                                                 -----------------------------------------  ---------------
                                                                                              7 months          5 months
                                                                                              ended              ended
                                                                                               December 31,     May 31,
                                                                   1997        1996           1995               1995
---------------------------------------------------------------------------------------------------------------------------

Revenues:

    Premiums                                                   $     1,191         488            142                 82
    Net investment income                                            6,761       4,176          1,419              5,271
    Net realized gains (losses) on sales of

       investments                                                     158         (28)           118               (272)
    Separate account fees                                              599         134             10              -
    Other income (expense)                                              45          35             (7)                57
---------------------------------------------------------------------------------------------------------------------------

Total revenues                                                       8,754       4,805          1,682              5,138
---------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:

    Interest on policyholder deposits                                4,837       2,563            788              5,034
    Current and future policy benefits                               1,481         722            115                178
    Operating and other expenses                                     1,203         570            309                814
    Amortization of purchased intangible
       assets                                                          165          66            157              -
    Amortization of deferred acquisition
       costs                                                           320         187              5                522
---------------------------------------------------------------------------------------------------------------------------

Total benefits and expenses                                          8,006       4,108          1,374              6,548
---------------------------------------------------------------------------------------------------------------------------

Income (loss) before income taxes                                      748         697            308             (1,410)
---------------------------------------------------------------------------------------------------------------------------

Income tax expense (benefit):

    Current                                                            310         351          -                   (362)
    Deferred                                                            (5)        (66)           140               (201)
---------------------------------------------------------------------------------------------------------------------------

Total income tax expense (benefit)                                     305         285            140               (563)
---------------------------------------------------------------------------------------------------------------------------

Net income (loss)                                              $       443         412            168               (847)
---------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.



COVA FINANCIAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

Statements of Shareholder's Equity

Years ended December 31, 1997, 1996, and 1995

(In thousands of dollars)

---------------------------------------------------------------------------------------------------------------------------
                                                                                  The Company                 Predecessor
                                                                      --------------------------------------  -------------
                                                                                                7 months        5 months
                                                                                                 ended           ended
                                                                                              December 31,      May 31,
                                                                        1997       1996      1995               1995
---------------------------------------------------------------------------------------------------------------------------

Common stock:

      Balance at beginning of period                                $    2,800       2,800          2,800           600
      Par value adjustment                                               -           -              -             2,200
---------------------------------------------------------------------------------------------------------------------------

Balance at end of period                                                 2,800       2,800          2,800         2,800
---------------------------------------------------------------------------------------------------------------------------

Additional paid-in capital:

    Balance at beginning of period                                      13,523      13,523         18,093        17,200
    Adjustment to reflect purchase acquisition
      indicated in note 2                                                -           -             (7,570)        -
    Par value adjustment                                                 -           -              -            (2,200)
    Capital contribution                                                 -           -              3,000         3,093
---------------------------------------------------------------------------------------------------------------------------

Balance at end of period                                                13,523      13,523         13,523        18,093
---------------------------------------------------------------------------------------------------------------------------

Retained earnings:

    Balance at beginning of period                                         580         168            209         4,045
    Adjustment to reflect purchase acquisition
      indicated in note 2                                                -           -               (209)        -
    Net income (loss)                                                      443         412            168          (847)
    Adjustment due to financial reinsurance
      transaction with OakRe                                             -           -              -            (2,989)
---------------------------------------------------------------------------------------------------------------------------

Balance at end of period                                                 1,023         580            168           209
---------------------------------------------------------------------------------------------------------------------------

Net unrealized appreciation (depreciation) on securities:

      Balance at beginning of period                                         1         192         (3,789)      (11,316)
      Adjustment to reflect purchase acquisition
         indicated in note 2                                             -           -              3,789         -
Change in unrealized appreciation (depreciation)
    of debt and equity securities                                          630        (840)           846        15,151
Change in deferred Federal income taxes                                    (77)        103           (104)       (4,053)
Change in deferred acquisition costs
    attributable to unrealized gains                                      (144)        (69)         -            (3,571)
Change in present value of future profits
    attributable to unrealized losses (gains)                             (265)        615           (550)        -
---------------------------------------------------------------------------------------------------------------------------

Balance at end of period                                                   145           1            192        (3,789)
---------------------------------------------------------------------------------------------------------------------------

Total shareholder's equity                                          $   17,491      16,904         16,683        17,313
---------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.





COVA FINANCIAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

Statements of Cash Flows

Years ended December 31, 1997, 1996 and 1995

(In thousands of dollars)

---------------------------------------------------------------------------------------------------------------------------
                                                                              The Company                    Predecessor
                                                                  ----------------------------------------  ---------------
                                                                                             7 months          5 months
                                                                                               ended            ended
                                                                                           December 31,        May 31,
                                                                    1997        1996      1995                 1995
---------------------------------------------------------------------------------------------------------------------------

Cash flows from operating activities:

    Interest and dividend receipts                              $     6,162       3,676            934            7,283
    Premiums received                                                 1,210         509            154               90
    Insurance and annuity benefit payments                             (669)       (580)          (339)            (252)
    Operating disbursements                                          (1,341)       (768)          (490)          (1,038)
    Taxes on income refunded (paid)                                    (298)       (341)         -                1,975
    Commissions and acquisition costs paid                           (3,821)     (2,413)        (1,169)            (542)
    Other                                                                69        (183)           360            6,299
---------------------------------------------------------------------------------------------------------------------------

Net cash provided by (used in) operating
    activities                                                        1,312        (100)          (550)          13,815
---------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
    Cash used for the purchase of

      investment securities                                         (53,534)    (42,655)       (52,399)            (935)
    Proceeds from investment securities
      sold and matured                                               25,379      10,635         14,399          151,204
    Investment expenses                                                 (81)        (90)           (57)             (97)
---------------------------------------------------------------------------------------------------------------------------

Net cash provided by (used in) investing

    activities                                                      (28,236)    (32,110)       (38,057)         150,172
---------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:

    Policyholder deposits                                            81,788      38,348         12,442            5,614
    Transfers from (to) OakRe                                        25,060      36,553         33,579         (171,081)
    Transfer to separate accounts                                   (56,144)    (13,669)        (3,312)           -
    Return of policyholder deposits                                 (28,267)    (28,521)       (26,897)         (15,531)
    Capital contributions received                                    -           -              3,000            3,093
---------------------------------------------------------------------------------------------------------------------------

Net cash provided by (used in) financing

    activities                                                       22,437      32,711         18,812         (177,905)
---------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in cash and cash

    equivalents                                                      (4,487)        501        (19,795)         (13,918)
---------------------------------------------------------------------------------------------------------------------------

Cash and cash equivalents -

    beginning of period                                               6,635       6,134         25,929           39,847
---------------------------------------------------------------------------------------------------------------------------

Cash and cash equivalents -

    end of period                                               $     2,148       6,635          6,134           25,929
---------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

COVA FINANCIAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

Statements of Cash Flows

(In thousands of dollars)

---------------------------------------------------------------------------------------------------------------------------

                                                                              The Company                    Predecessor
                                                                  ----------------------------------------  ---------------
                                                                                             7 months          5 months
                                                                                               ended            ended
                                                                                           December 31,        May 31,
                                                                    1997        1996      1995                 1995
---------------------------------------------------------------------------------------------------------------------------

Reconciliation   of  net  income  (loss)  to  net  cash  provided  by  operating activities:

      Net income (loss)                                         $       443         412            168             (847)
      Adjustments to reconcile net
         income (loss) to net cash provided by
         (used in) operating activities:

           Increase (decrease) in future policy

              benefits                                                  820         192           (201)             (52)
           Increase (decrease) in payables and
              accrued liabilities                                        82          95            161             (252)
           Decrease (increase) in accrued
              investment income                                        (704)       (556)          (525)           1,766
           Amortization of intangible assets and
              deferred acquisition costs                                485         253            162              522
           Amortization and accretion of
              securities premiums and discounts                         (10)         73             (9)              32
           Net realized (gain) loss on sale of
              investments                                              (158)         28           (118)             272
           Interest on policyholder deposits                          4,837       2,563            788            5,034
           Investment expenses paid                                     115          90             57               97
           Increase (decrease) in current and
              deferred Federal income taxes                              91         (66)           140            1,412
           Recapture commissions paid to OakRe                         (159)       (273)          (223)           -
           Deferral of acquisition costs                             (3,917)     (2,413)        (1,169)            (542)
           Due to/from affiliates                                     -              44             27            6,470
           Other                                                       (613)       (542)           192              (97)
---------------------------------------------------------------------------------------------------------------------------

Net cash provided by (used in) operating activities             $     1,312        (100)          (550)          13,815
---------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

COVA FINANCIAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Cova Financial Services Life Insurance Company) Notes to Financial Statements

--------------------------------------------------------------------------------


COVA FINANCIAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

Notes to Financial Statements

December 31, 1997, 1996 and 1995

--------------------------------------------------------------------------------

 (1)    Nature of Business and Organization

              Nature of the Business

        Cova Financial Life Insurance Company (the Company), formerly Xerox Financial Life Insurance Company (the Predecessor), markets and services single premium deferred annuities, immediate annuities, variable annuities, and single premium whole-life insurance policies. The Company is licensed to conduct business in the state of California. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders. Life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

        Under the deferred annuity contracts, interest rates credited to policyholder deposits are guaranteed. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate reset and adjust account values based on current crediting rates. Policyholders also may incur certain Federal income tax penalties on withdrawals.

        Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms, and banks, approximately 85%, 81%, and 71% of the Company's sales have been through two specific brokerage firms, A. G. Edwards & Sons, Incorporated, and Edward Jones & Company, Incorporated, in 1997, 1996, and 1995, respectively.

              Organization

        The Company is a wholly owned subsidiary of Cova Financial Services Life Insurance Company (CFSLIC). On December 31, 1996, Cova Corporation, an insurance holding company wholly owned by General American Life Insurance Company (GALIC), transferred 100% of the outstanding shares of the Company to CFSLIC, an affiliated life insurer domiciled in Missouri. The transfer of direct ownership had no effect on the operations of the company as both CFSLIC and the Company had existed under common management and control prior to the transfer.

        Prior to June 1, 1995 Xerox Financial Services, Inc. (XFSI) owned 100% of the shares of the Predecessor. XFSI is a wholly owned subsidiary of Xerox Corporation.

        On June 1, 1995 XFSI sold 100% of the issued and outstanding shares of the Predecessor to Cova Corporation in exchange for approximately $13.3 million in cash and $1.1 million in future payables. In conjunction with this Agreement, the Predecessor also entered into a financing reinsurance transaction that caused OakRe Life Insurance Company
        (OakRe),  an  affiliate  of the  Predecessor,  to  assume  the  economic benefits and risks of the single premium deferred annuity deposits (SPDAs) which had an aggregate carrying value at June 1, 1995 of $159.0 million. In exchange, the Predecessor transferred specifically identified assets to OakRe with a market value at June 1, 1995 of $162.0 million. Ownership of OakRe was retained by XFSI subsequent to the sale of the Predecessor and other affiliates. The "Receivable from OakRe" to the Company that was created by this transaction will be liquidated over the remaining crediting rate guaranty periods (which will be substantially expired by the year 2000) by the transfer of cash in the amount of the then-current account value, less a recapture commission fee to OakRe on policies retained beyond their 30-day no-fee surrender window by the Company, upon the next crediting rate reset date of each annuity policy. The Company may then reinvest that cash for those policies that are retained and thereafter assume the benefits and risks of those deposits.

        In the event that both OakRe and XFSI default on the receivable, the Company may draw funds from a standby bank irrevocable letter of credit established by XFSI in the amount of $500 million. No funds were drawn on this letter of credit during the periods ending December 31, 1997 and 1996.

        In substance, terms of the agreement have allowed the seller, XFSI, to retain substantially all of the existing financial benefits and risks of the existing business, while the purchaser, GALIC, obtained the corporate operating and product licenses, marketing, and administrative capabilities of the Company, and access to the retention of the policyholder deposit base that persists beyond the next crediting rate reset date.

 (2)    Purchase in Accounting

        Upon closing of the sale, the Company restated its financial statements in accordance with "push down purchase accounting," which allocates the net purchase price of $13.3 million according to the fair values of the acquired assets and liabilities, including the estimated present value of future profits. These allocated values were dependent upon policies in force and market conditions at the time of closing; however, these allocations were not finalized until 1996. The table summarizes the final allocation of purchase price.

---------------------------------------------------------------------------------------------------------------------------
                                                                                                              June 1, 1995
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               (in millions)

        Assets acquired:

              Policy loans                                                                                   $      0.9
              Cash and cash equivalents                                                                            25.9
              Short-term investment                                                                                 0.1
              Present value of future profits                                                                       1.1
              Goodwill                                                                                              2.2
              Deferred tax benefit                                                                                  1.5
              Reinsurance receivable                                                                              156.3
              Other assets                                                                                          0.1
---------------------------------------------------------------------------------------------------------------------------

                                                                                                                  188.1

---------------------------------------------------------------------------------------------------------------------------

        Liabilities assumed:

              Policyholder deposits                                                                               168.7
              Future policy benefits                                                                                4.5
              Future purchase price payable                                                                         1.1
              Deferred income taxes                                                                                 0.2
              Other liabilities                                                                                     0.3
---------------------------------------------------------------------------------------------------------------------------

                                                                                                                  174.8

---------------------------------------------------------------------------------------------------------------------------

        Adjusted purchase price                                                                              $     13.3
---------------------------------------------------------------------------------------------------------------------------

        In addition to revaluing all material tangible assets and liabilities to their respective estimated fair values as of the closing date of the sale, the Company also recorded in its financial statements the excess of cost over fair value of net assets acquired (goodwill) as well as the present value of future profits to be derived from the purchased and reinsured business. These amounts were determined in accordance with the purchase method of accounting. This new basis of accounting resulted in a reduction in shareholder's equity of approximately $4.0 million in 1995, reflecting the application of push down purchase accounting. The Company's financial statements subsequent to June 1, 1995 reflect this new basis of accounting.

        All amounts for periods ended before June 1, 1995 are labeled "Predecessor" and are based on Predecessor historical costs. The periods ending on or after such date are labeled "The Company" and are based on the new cost basis of the Company or fair values at June 1, 1995 and the subsequent results of operations.

 (3)    Summary of Significant Accounting Policies

              Debt Securities

        Investments in all debt securities with readily determinable fair values are classified into one of three categories: held-to-maturity, trading, or available-for-sale. Classification of investments is based on management's current intent. All debt securities and short-term investments at December 31, 1997 and 1996 were classified as available-for-sale. Securities available-for-sale are carried at fair value, with unrealized holding gains and losses reported as a separate component of shareholder's equity, net of deferred effects of income tax and related effects on deferred acquisition costs and present value of future profits.

        Amortization of the discount or premium from the purchase of mortgage-backed bonds is recognized using a level-yield method which considers the estimated timing and amount of prepayments of the underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments previously anticipated and the actual prepayments received and currently anticipated. When such a difference occurs, the net investment in the mortgage-backed bond is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the bond, with a corresponding charge or credit to interest income (the "retrospective method").

        Investment income is recorded when earned. Realized capital gains and losses on the sale of investments are determined on the basis of specific costs of investments and are credited or charged to income.

        A  realized  loss  is  recognized  and  charged  against  income  if the
        Company's carrying value in a particular investment in the available-for-sale category has experienced a significant decline in market value that is deemed to be other than temporary.

              Mortgage Loans and Other Invested Assets

        Mortgage loans and policy loans are carried at their unpaid principal balance. Other invested assets are carried at the lower of cost or market.

        Reserves for loans are established when the Company determines that collection of all amounts due under the contractual terms is doubtful and are calculated in conformity with Statement of Financial Accounting Standards (SFAS) No. 114, Accounting by Creditors for Impairment of a Loan, as amended by SFAS No. 118, Accounting by Creditors for Impairment of a Loan - Income Recognition and Disclosures.

        The Company had no impaired loans, but did establish a valuation allowance of $319 for potential losses on mortgage loans at December 31, 1997.

              Cash and Cash Equivalents

        Cash and cash equivalents include currency and demand deposits in banks, U.S. Treasury bills, money market accounts, and commercial paper with maturities under 90 days, which are not otherwise restricted.

              Separate Account Assets

        Separate accounts contain segregated assets of the Company that are specifically assigned to variable annuity policyholders in the separate accounts and are not available to other creditors of the Company. The earnings of separate account investments are also assigned to the policyholders in the separate accounts, and are not guaranteed or supported by the other general investments of the Company. The Company earns mortality and expense risk fees from the separate accounts and assesses withdrawal charges in the event of early withdrawals. Separate accounts assets are valued at fair market value.

              Deferred Policy Acquisition Costs

        The costs of acquiring new business which vary with and are directly related to the production of new business, principally commissions, premium taxes, sales costs, and certain policy issuance and underwriting costs, are deferred. These deferred costs are amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities gains and losses, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of deferred acquisition costs is adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from the inception of the policies and contracts. The amortization and adjustments resulting from unrealized gains and losses is not recognized currently in income but as an offset to the unrealized gains and losses reflected as a separate component of equity. The amortization period is the remaining life of the policies, which is approximately 20 years from the date of original policy issue.

        The components of deferred policy acquisition costs are shown below:

---------------------------------------------------------------------------------------------------------------------------
                                                                                   The Company                 Predecessor

                                                                                              7 Months          5 Months
                                                                                                ended             ended
                                                                                            December 31,         May 31,
                                                                        1997      1996          1995              1995

---------------------------------------------------------------------------------------------------------------------------
                                                                                           (in thousands)

        Deferred policy acquisition costs,

              beginning of period                                 $     3,321     1,164         6,167             9,718
        Effects of push down purchase
              accounting                                                   -         -         (6,167)               -
        Commissions and expenses deferred                               3,917     2,413         1,169               542
        Amortization                                                     (320)     (187)           (5)             (522)
        Deferred policy acquisition costs
              attributable to unrealized

              gains                                                      (144)      (69)           -             (3,571)
---------------------------------------------------------------------------------------------------------------------------

        Deferred policy acquisition costs,

              end of period                                       $     6,774     3,321         1,164             6,167
---------------------------------------------------------------------------------------------------------------------------

              Purchase Related Intangible Assets and Liabilities

        In accordance with the purchase method of accounting for business combinations, two intangible assets and a future payable related to accrued purchase price consideration were established as of the purchase date.

              Present Value of Future Profits

        As of June 1, 1995 the Company established an intangible asset which represents the "present value of future profits" to be derived from both the purchased and transferred blocks of business. Certain estimates were utilized in the computation of this asset, including estimates of future policy retention, investment income, interest credited to policyholders, surrender fees, mortality costs, and policy maintenance costs discounted at a pretax rate of 18% (12% net after tax).

        In addition, as the Company has the option of retaining its SPDA policies after they reach their next interest rate reset date and are "recaptured" from OakRe, a component of this asset represents estimates of future profits on recaptured business. This asset will be amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities gains and losses, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of present value of future profits will be adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from the inception. The amortization and adjustments resulting from unrealized gains and losses is not recognized currently in income but as an offset to the unrealized gains and losses reflected as a separate component of equity. The amortization period is the remaining life of the policies, which is approximately 20 years from the date of original policy issue.

        Based on current assumptions, amortization of the original in-force PVFP asset, expressed as a percentage of the original in-force asset, is projected to be 6.2%, 4.6%, 3.8%, 3.1%, and 2.4% for the years ended
        December 31, 1998 through 2002, respectively. Actual amortization incurred during these years may be more or less as assumptions are modified to incorporate actual results.

        During 1996, the Company adjusted its original purchase accounting to include a revised estimate of the ultimate renewal (recapture) rate. This adjustment resulted in a reallocation of the net purchased intangible asset between present value of future profits goodwill, future payable and deferred taxes. This final allocation and the resulting impact on inception to date amortization was recorded, in its entirety, in 1996. No restatement of the June 1, 1995 opening Balance Sheet was made.

        The components of present value of future profits are shown below:

---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 7 Months
                                                                                                                   ended
                                                                                                               December 31,
                                                                                           1997      1996          1995
                                                                                                    (in thousands)

        Present value of future profits - beginning of period                        $    1,178        576        1,233
        Net amortization                                                                    (13)        78         (107)
        Adjustment due to revised push down purchase accounting                              -         (91)          -
        Present value of future profit attributable to unrealized losses (gains)           (265)       615         (550)
---------------------------------------------------------------------------------------------------------------------------

        Present value of future profits - end of period                              $      900      1,178          576
---------------------------------------------------------------------------------------------------------------------------

              Goodwill

        Under the push down method of purchase accounting, the excess of purchase price over the fair value of tangible and intangible assets and liabilities acquired is established as an asset and referred to as "goodwill." The Company has elected to amortize goodwill on the straight line basis over a 20-year period.

        The components of goodwill are shown below:

---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 7 Months
                                                                                                                   ended
                                                                                                               December 31,
                                                                                          1997       1996          1995
                                                                                                    (in thousands)

        Goodwill - beginning of period                                              $    2,034       2,306         2,375
        Amortization                                                                      (111)       (105)          (69)
        Adjustment due to revised push down purchase accounting                             -         (167)           -
---------------------------------------------------------------------------------------------------------------------------

        Goodwill - end of period                                                    $    1,923       2,034         2,306
---------------------------------------------------------------------------------------------------------------------------

              Future Payable

        Pursuant to the financial reinsurance agreement, the receivable from OakRe becomes due in installments when the SPDA policies reach their next crediting rate reset date. For any recaptured policies that continue in force with OakRe into the next rate guarantee period, the Company will pay a commission to OakRe of 1.75% up to 40% of policy account values originally reinsured and 3.5% thereafter. On policies that are recaptured and subsequently exchanged to a variable annuity policy, the Company will pay a commission to OakRe of 0.50%. The Company has recorded a future payable that represents the present value of the anticipated future commission payments payable to OakRe over the remaining life of the financial reinsurance agreement discounted at an estimated borrowing rate of 6.5%. This liability represents a contingent purchase price payable for the policies transferred to OakRe on the purchase date and has been pushed down to the Company through the financial reinsurance agreement. The Company expects that this payable will be substantially extinguished by the year 2000.

        The components of this future payable are shown below:

---------------------------------------------------------------------------------------------------------------------------

                                                                                                                 7 Months
                                                                                                                   ended
                                                                                                               December 31,
                                                                                          1997       1996          1995
                                                                                                    (in thousands)

        Future payable - beginning of period                                        $      683       1,265         1,438
        Interest added                                                                      41          39            50
        Payments to OakRe                                                                 (159)       (273)         (223)
        Adjustment due to revised push down purchase accounting                             -         (348)           -
---------------------------------------------------------------------------------------------------------------------------

        Future payable - end of period                                              $      565         683         1,265
---------------------------------------------------------------------------------------------------------------------------

              Deferred Tax Assets and Liabilities

        XFSI and GALIC agreed to file an election to treat the acquisition of the company as an asset acquisition under the provisions of Internal Revenue Code Section 338(h)(10). As a result of that election, the tax basis of the Company's assets as of the date of acquisition was revalued based upon fair market values as of June 1, 1995. The principal effect of the election was to establish a tax asset on the tax-basis balance sheet of approximately $2.9 million for the value of the business acquired that is amortizable for tax purposes over ten to fifteen years.

              Policyholder Deposits

        The Company recognizes its liability for policy amounts that are not subject to policyholder mortality nor longevity risk at the stated contract value, which is the sum of the original deposit and accumulated interest, less any withdrawals. The average weighted interest crediting rate on the company's policyholder deposits as of December 31, 1997 was 6.15%.

              Future Policy Benefits

        Reserves are held for future annuity benefits that subject the Company to risks to make payments contingent upon the continued survival of an individual or couple (longevity risk). These reserves are valued at the present value of estimated future benefits discounted for interest, expenses, and mortality. The assumed mortality is the 1983 Individual Annuity Mortality Tables discounted at 5.50% to 8.50%, depending upon year of issue.

        Current mortality benefits payable are recorded for reported claims and estimates of amounts incurred but not reported.

              Premium Revenue

        The Company recognizes premium revenue at the time of issue on annuity policies that subject it to longevity risks.

        The Company currently assesses no explicit life insurance premium for its commitment to make payments in excess of its recorded liability that are contingent upon policyholder mortality. Benefits paid in excess of the recorded liability are recognized when incurred as the amounts are not material to the financial statements.

        Amounts collected on policies not subject to any mortality or longevity risk are recorded as increases in the policyholder deposits liability.

              Federal Income Taxes

        Prior to June 1, 1995, the revenues and expenses of the Predecessor were included in a consolidated Federal income tax return with its parent company and other affiliates. Allocations of Federal income taxes were based upon separate return calculations.

        Subsequent to June 1, 1995, the Company filed its own separate income tax return. Beginning in 1997, the Company files a consolidated income tax return with its immediate parent, Cova Financial Services Life Insurance Company. Allocations of Federal income taxes are based upon separate return calculations.

        Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

              Risks and Uncertainties

        In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates.

        The following elements of the financial statements are most affected by the use of estimates and assumptions:

               -    Investment market

               -    Amortization   of  deferred  policy   acquisition   costs  -
                    Amortization   of   present   value  of  future   profits  -
                    Recoverability of goodwill

        The market value of the Company's investments is subject to the risk that interest rates will change and cause a temporary increase or decrease in the liquidation value of debt securities. To the extent that fluctuations in interest rates cause the cash flows of assets and liabilities to change, the Company might have to liquidate assets prior to their maturity and recognize a gain or loss. Interest rate exposure for the investment portfolio is managed through asset/liability management techniques which attempt to control the risks presented by differences in the probable cash flows and reinvestment of assets with the timing of crediting rate changes in the company's policies and contracts. Changes in the estimated prepayments of mortgage-backed securities also may cause retrospective changes in the amortization period of securities and the related recognition of income.

        The amortization of deferred acquisition costs is based on estimates of long-term future gross profits from existing policies. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the deferred expense.

        In a similar manner, the amortization of present value of future profits is based on estimates of long-term future profits from existing and recaptured policies. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the asset.

        In accordance with SFAS No. 121, Accounting for the Impairment of Long Lived Assets and for Long Lived Assets to be Disposed of, which was adopted by the Company in the fourth quarter of 1995, the Company has considered the recoverability of goodwill and has concluded that no circumstances have occurred which would give rise to impairment of goodwill at December 31, 1997.

              Fair Value of Financial Instruments

        SFAS No. 107, Disclosures About Fair Value of Financial Instruments applies fair value disclosure practices with regard to financial instruments, both assets and liabilities, for which it is practical to estimate fair value. In cases where quoted market prices are not readily available, fair values are based on estimates that use present value or other valuation techniques.

        These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, might not be realized in the immediate settlement of the instruments. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosures requirements. Because of this, and further because a value of a business is also based upon its anticipated earning power, the aggregate fair value amounts presented do not represent the underlying value of the Company.

        The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

              Cash and Cash Equivalents, Short-Term Investments,
                 and Accrued Investment Income

        The carrying value amounts reported in the balance sheets for these instruments approximate their fair values. Short-term debt securities are considered "available-for-sale" and are carried at fair value.

          Investment Securities and Mortgage Loans (Including Mortgage-backed Securities)

        Fair values of debt securities are based on quoted market prices, where available. For debt securities not actively traded, fair value estimates are obtained from independent pricing services. In some cases, such as private placements, certain mortgage-backed securities, and mortgage loans, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. (See note 4 for fair value disclosures).

              Policy Loans

        Fair values of policy loans approximate carrying value as the interest rates on the majority of policy loans are reset periodically and therefore approximate current interest rates.

              Investment Contracts

        The Company's policy contracts require the beneficiaries to commence receipt of payments by the later of age 85 or 10 years after purchase, and substantially all contracts permit earlier surrenders, generally subject to fees and adjustments. Fair values for the Company's liabilities for investment type contracts (policyholder deposits) are estimated as the amount payable on demand. As of December 31, 1997 and 1996, the cash surrender value of policyholder funds on deposit was $1,994,062 and $1,030,007, respectively, less than their stated carrying value. Of the contracts permitting surrender, substantially all provide the option to surrender without fee or adjustment during the 30 days following reset of guaranteed crediting rates. The Company has not determined a practical method to determine the present value of this option.

        All of the Company's deposit obligations are fully guaranteed by the acquirer, GALIC, and the receivable from OakRe equal to the SPDA obligations is guaranteed by OakRe's parent, XFSI.

              Reinsurance

        The impact of reinsurance on the December 31, 1997 financial statements is not considered material.

        The financing reinsurance agreement entered into with OakRe does not meet the conditions for reinsurance accounting under generally accepted accounting principles (GAAP). The net assets initially transferred to OakRe were established as a receivable and then are subsequently increased as interest is accrued on the underlying liabilities and decreased as funds are transferred back to the Company when policies reach their crediting rate reset date or benefits are claimed.

              Other

        Certain 1996 and 1995 amounts have been reclassified to conform to the 1997 presentation.

 (4)    Investments

        The Company's investments in debt securities and short-term investments are considered available-for-sale and carried at estimated fair value, with the aggregate unrealized appreciation or depreciation being recorded as a separate component of shareholder's equity. The amortized cost, estimated fair value, and carrying value of investments at December 31, 1997 and 1996 were as follows:

---------------------------------------------------------------------------------------------------------------------------

                                                                                    1997
                                                                    Gross           Gross          Estimated
                                                 Amortized       unrealized      unrealized          fair         Carrying
                                                   cost             gains          losses            value          value
---------------------------------------------------------------------------------------------------------------------------
                                                                               (in thousands)

        Debt securities:

              U.S. Government Treasuries       $     100              1               -                101            101
              Collateralized mortgage
                 obligations                      24,018            305              (64)           24,259         24,259
              Corporate, state,
                 municipalities, and

                 political subdivisions           72,766          1,500           (1,106)           73,160         73,160
---------------------------------------------------------------------------------------------------------------------------

        Total debt securities                     96,884          1,806           (1,170)           97,520         97,520
---------------------------------------------------------------------------------------------------------------------------

        Mortgage loans (net)                       1,786            143               -              1,929          1,786
        Policy loans                               1,083             -                -              1,083          1,083
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
        Total investments                      $  99,753          1,949           (1,170)          100,532        100,389
---------------------------------------------------------------------------------------------------------------------------

                                                                                    1996
                                                                    Gross           Gross          Estimated
                                                 Amortized       unrealized      unrealized          fair         Carrying
                                                   cost             gains          losses            value          value
---------------------------------------------------------------------------------------------------------------------------
                                                                               (in thousands)

        Debt securities:

              U.S. Government Treasuries       $     100              1               -                101            101
              Collateralized mortgage
                 obligations                      20,181             81             (119)           20,143         20,143
              Corporate, state,
                 municipalities, and

                 political subdivisions           50,976            433             (390)           51,019         51,019
---------------------------------------------------------------------------------------------------------------------------

        Total debt securities                     71,257            515             (509)           71,263         71,263
---------------------------------------------------------------------------------------------------------------------------

        Policy loans                               1,048             -                -              1,048          1,048
        Short-term investments                        44             -                -                 44             44
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
        Total investments                      $  72,349            515             (509)           72,355         72,355
---------------------------------------------------------------------------------------------------------------------------

        The amortized cost and estimated fair value of debt securities at December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they require monthly principal installments and mortgagees may prepay principal.

---------------------------------------------------------------------------------------------------------------------------

                                                                                                                   Estimated
                                                                                                      Amortized      fair
                                                                                                        cost         value
---------------------------------------------------------------------------------------------------------------------------
                                                                                                        (in thousands)

        Less than one year                                                                        $     1,375        1,378
        Due after one year through five years                                                          27,132       27,100
        Due after five years through ten years                                                         36,120       36,463
        Due after ten years                                                                             8,239        8,320
        Mortgage-backed securities                                                                     24,018       24,259
---------------------------------------------------------------------------------------------------------------------------

        Total $                                                                              96,884    97,520
---------------------------------------------------------------------------------------------------------------------------

        At December 31, 1997, approximately 90.9% of the Company's debt securities are investment grade or are nonrated but considered to be of investment grade. Of the 9.1% noninvestment grade debt securities, 7.2% are rated as BB or its equivalent, and 1.9% are rated B or its equivalent.

        All debt securities were income producing during the years ended December 31, 1997 and 1996. As of December 31, 1997 and 1996, the Company had no impaired investments.

        The components of investment income, realized gains (losses) and unrealized appreciation (depreciation) were as follows:

---------------------------------------------------------------------------------------------------------------------------

                                                                                   The Company                 Predecessor

                                                                                              7 Months          5 Months
                                                                                                ended             ended
                                                                                            December 31,         May 31,
                                                                        1997      1996          1995              1995
---------------------------------------------------------------------------------------------------------------------------
                                                                                           (in thousands)

        Income on debt securities                                 $     6,575     3,926         1,166             4,075
        Income on short-term investments                                  186       243           257             1,261
        Income on policy loans                                             83        86            46                29
        Interest on mortgage loans                                         32        -             -                 -
---------------------------------------------------------------------------------------------------------------------------
        Miscellaneous interest                                             -          8            -                 -
---------------------------------------------------------------------------------------------------------------------------

        Total investment income                                         6,876     4,263         1,469             5,365

        Investment expenses                                              (115)      (87)          (50)              (94)
---------------------------------------------------------------------------------------------------------------------------

        Net investment income                                     $     6,761     4,176         1,419             5,271
---------------------------------------------------------------------------------------------------------------------------

        Net realized capital gains (losses) - debt securities     $       158       (28)          118              (272)
---------------------------------------------------------------------------------------------------------------------------

        Unrealized gains (losses) were as follows:

              Debt securities                                     $       633         6           850           (10,594)
              Short-term investments                                        3        -             (4)                1
              Effects on deferred acquisition costs
                 amortization                                            (213)      (69)           -              4,767
              Effects on present value of future
                 profits amortization                                    (200)       65          (550)               -
---------------------------------------------------------------------------------------------------------------------------

        Unrealized gains (losses) before income taxes                     223         2           296            (5,826)
        Unrealized income tax benefit (expenses)                          (78)       (1)         (104)            2,037
---------------------------------------------------------------------------------------------------------------------------

        Net unrealized appreciation (deprecation)

---------------------------------------------------------------------------------------------------------------------------
              on investments                                      $       145         1           192            (3,789)
---------------------------------------------------------------------------------------------------------------------------

        Proceeds from sales, redemptions, and paydowns of investments in debt securities during 1997 were $25,379,783. Gross gains of $166,335 and gross losses of $8,658 were realized on those sales. Included in these amounts were $47,391 of gross gains and $7,300 of gross losses realized on the sale of noninvestment grade securities.

        Proceeds from sales, redemptions and paydowns for investments in debt securities during 1996 were $10,635,608. Gross gains of $16,757 and gross losses of $44,311 were realized on those sales. Included in these amounts were $1,355 of gross gains realized on the sale of noninvestment grade securities.

        Proceeds from sales, redemptions and paydowns of investments in debt securities for the Company during 1995 were $14,400,247 and for the Predecessor were $148,796,033. Gross gains of $136,104 and gross losses of $17,789 were realized by the Company on its sales. The Predecessor realized gross gains of $23,293 and gross losses of $295,368 on its sales.

 (5)    Securities Greater than 10% of Shareholder's Equity

        As of December 31, 1997 and 1996, the Company held the following individual securities which exceeded 10% of shareholder's equity:

---------------------------------------------------------------------------------------------------------------------------
                                                                                              1997                  1996
---------------------------------------------------------------------------------------------------------------------------

        Colonial Realty, at carrying value                                             $    2,017,400            2,036,540
---------------------------------------------------------------------------------------------------------------------------


 (6)    Postretirement and Postemployment Benefits

        The Company has no direct employees and no retired employees. All personnel used to support the operations of the Company are supplied by contract by Cova Life Management Company (CLMC), a wholly owned subsidiary of Cova Corporation. The Company is allocated a portion of certain health care and life insurance benefits for future retired employees of CLMC. In 1997, 1996, and 1995, the Company was allocated a portion of benefit costs including severance pay, accumulated vacations, and disability benefits. At December 31, 1997 CLMC had no retired employees nor any employees fully eligible for retirement, and had no disbursements for such benefit commitments.

        The expense arising from these allocations is not material.

 (7)    Income Taxes

        The Company will file a consolidated Federal income tax return with its immediate parent, CFSLIC. Amounts payable or recoverable related to periods before June 1, 1995 are subject to an indemnification agreement with XFSI, which has the effect that the Company is not at risk for any income taxes nor entitled to recoveries related to those periods.

        Income taxes are recorded in the statements of earnings and directly in certain shareholder's equity accounts. Income tax expense (benefit) for the years ended December 31 was allocated as follows:

---------------------------------------------------------------------------------------------------------------------------

                                                                                   The Company                 Predecessor

                                                                                              7 Months          5 Months
                                                                                                ended             ended
                                                                                            December 31,         May 31,
                                                                        1997      1996          1995              1995

---------------------------------------------------------------------------------------------------------------------------
                                                                                           (in thousands)

        Statements of income:

              Operating income (excluding realized

                 investment gains and losses)                        $   250       295            194              (561)
              Realized investment gains (losses)                          55       (10)           (54)               (2)
---------------------------------------------------------------------------------------------------------------------------

        Income tax expense (benefit) included

              in the statements of income                                305       285            140              (563)
---------------------------------------------------------------------------------------------------------------------------

        Shareholder's equity:

              Change in deferred Federal income taxes                     77      (103)           104             4,053
---------------------------------------------------------------------------------------------------------------------------

        Total income tax expense                                     $   382       182            244             3,490
---------------------------------------------------------------------------------------------------------------------------

        The actual Federal income tax expense (benefit) differed from the expected tax expense computed by applying the U.S. Federal statutory rate to income before taxes on income as follows:

---------------------------------------------------------------------------------------------------------------------------


                                                                        The Company                            Predecessor
                                                                                            7 Months            5 Months
                                                                                              ended               ended
                                                                                          December 31,           May 31,
                                                     1997                1996                 1995                1995
---------------------------------------------------------------------------------------------------------------------------
                                                                            (dollars in thousands)

        Computed expected tax expense          $   262    35.0%     $  244    35.0%   $    108  35.0%     $   (494)   35.0%
        Tax-exempt bond interest                    -      -            -      -            -    -             (70)    5.0
        Amortization of intangible assets           39     5.2          37     5.3          25   8.2            -      -
        Other                                  4     0.5            4    0.6          7      2.3          1     (0.1)
---------------------------------------------------------------------------------------------------------------------------

        Total $                              305    40.7   $      285   40.9%  $    140     45.5%$    (563)     39.9%
---------------------------------------------------------------------------------------------------------------------------

        The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 1997 and 1996 are as follows:

---------------------------------------------------------------------------------------------------------------------------

                                                                                                           1997      1996

---------------------------------------------------------------------------------------------------------------------------
                                                                                                           (in thousands)

        Deferred tax assets:

              Tax basis of intangible assets purchased                                                 $     679       733
              Liability for commission on recaptures                                                         198       239
              Policy reserves                                                                              1,898       972
              DAC "Proxy Tax"                                                                                977       556
              Other deferred tax assets                                                                       -          6
---------------------------------------------------------------------------------------------------------------------------

        Total assets                                                                                       3,752     2,506
---------------------------------------------------------------------------------------------------------------------------

        Deferred tax liabilities:

              Unrealized gains in investments                                                                 78         1
              PVFP                                                                                           144       219
              Deferred acquisition costs                                                                   2,371     1,162
---------------------------------------------------------------------------------------------------------------------------
              Other deferred tax liabilities                                                                 117         9
---------------------------------------------------------------------------------------------------------------------------

        Total liabilities                                                                                  2,710     1,391
---------------------------------------------------------------------------------------------------------------------------

        Net deferred tax asset                                                                         $   1,042     1,115
---------------------------------------------------------------------------------------------------------------------------

        A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. Management believes the deferred tax assets will be fully realized in the future based upon consideration of the reversal of existing temporary differences, anticipated future earnings, and all other available evidence. Accordingly, no valuation allowance was established at December 31, 1997 or 1996.

 (8)    Related-party Transactions

        The Company has entered into management, operations, and servicing agreements with both affiliated and unaffiliated companies. The affiliated companies are Cova Life Management Company (CLMC), a Delaware Corporation, which provides management services and the employees necessary to conduct the activities of the Company; and Conning Asset Management, which provides investment advice. Additionally, a portion of overhead and other corporate expenses are allocated by the Company's ultimate parent, GALIC. The unaffiliated companies are Johnson & Higgins, a New Jersey corporation; and Johnson & Higgins/Kirke Van Orsdel, Inc., a Delaware corporation; which provide various services for the Company including underwriting, claims, and administrative functions. Expenses and fees paid to affiliated companies in 1997 and 1996 for the Company were $396,806 and $303,694, respectively.

 (9)    Statutory Surplus and Dividend Restriction

        GAAP differs in certain respects from accounting practices prescribed or permitted by insurance regulatory authorities (statutory accounting principles).

        The major  differences  arise  principally  from the  immediate  expense recognition of policy acquisition costs and intangible assets for statutory reporting, determination of policy reserves based on different discount rates and methods, the recognition of deferred taxes under GAAP reporting, the nonrecognition of financial reinsurance for GAAP reporting, and the establishment of an Asset Valuation Reserve as a contingent liability based on the credit quality of the Company's investment securities and an Interest Maintenance Reserve as an unearned liability to defer the realized gains and losses of fixed income investments presumably resulting from changes to interest rates and amortize them into income over the remaining life of the investment sold under statutory accounting principles. In addition, adjustments to record the carrying values of debt securities and certain equity securities at estimated fair value are applied only under GAAP reporting and capital contributions in the form of notes receivable from an affiliated company are not recognized under GAAP reporting.

        Purchase accounting creates another difference as it requires the restatement of GAAP assets and liabilities to their established fair values, and shareholder's equity to the net purchase price. Statutory accounting does not recognize the purchase method of accounting.

        As of December 31, the differences between statutory capital and surplus and shareholder's equity determined in conformity with GAAP were as follows:

---------------------------------------------------------------------------------------------------------------------------

                                                                                                           1997      1996

---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (in thousands
                                                                                                             of dollars)

        Statutory capital and surplus                                                                 $   10,389    11,176
        Reconciling items:
              Statutory asset valuation reserves                                                           1,151       825
              Interest maintenance reserve                                                                   111        34
              GAAP investment adjustments to fair value                                                      636         6
              Deferred policy acquisition costs                                                            6,774     3,321
              GAAP basis policy reserves                                                                  (4,871)   (2,101)
              Deferred federal income taxes (net)                                                          1,042     1,115
              Goodwill                                                                                     1,923     2,034
              Present value of future profits                                                                900     1,178
              Future purchase price payable                                                                 (565)     (683)
              Other                                                                                            1        (1)
---------------------------------------------------------------------------------------------------------------------------

        GAAP shareholder's equity                                                                     $   17,491    16,904
---------------------------------------------------------------------------------------------------------------------------

          Statutory net loss for the years ended December 31, 1997, 1996, and 1995 were $461,118, $113,236, and $2,404,316, respectively.



COVA FINANCIAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Cova Financial Services Life Insurance Company) Notes to Financial Statements
December 31, 1996 and 1995

--------------------------------------------------------------------------------

        The maximum amount of dividends which can be paid by State of California insurance companies to shareholders without prior approval of the insurance commissioner is the greater of 10% of statutory surplus or statutory net gain from operations for the preceding year. The maximum dividend permissible during 1998 will be $758,912, which is 10% of the Company's December 31, 1997 statutory surplus of $7,589,120.

        The National Association of Insurance Commissioners has developed certain Risk Based Capital (RBC) requirements for life insurers. If prescribed levels of RBC are not maintained, certain actions may be required on the part of the Company or its regulators. At December 31, 1997, the Company's Total Adjusted Capital and Authorized Control Level
        - RBC were $11,539,912 and $2,062,533, respectively. This level of adjusted capital qualifies under all tests.

(10)    Guaranty Fund Assessments

        The Company participates with life insurance companies licensed in California in an association formed to guaranty benefits to policyholders of insolvent life insurance companies. Under the state law, as a condition for maintaining the Company's authority to issue new business, the Company is contingently liable for its share of claims covered by the guaranty association for insolvencies incurred through 1997, but for which assessments have not yet been determined or assessed, to a maximum generally of 1% of statutory premiums per annum.

        At December 31, 1997, the National Organization of Life and Health Guaranty Associations (NOLHGA) distributed a study of the major outstanding industry insolvencies, with estimates of future assessments by state. Based on this study, the Company has accrued a liability for $1.0 million in future assessments on insolvencies that occurred before December 31, 1997. Under the coinsurance agreement between the Company and OakRe (see note 1), OakRe is required to reimburse the Company for any future assessments that it pays which relate to insolvencies occurring prior to June 1, 1995. As such, the Company has recorded an additional receivable from OakRe for $1.0 million.

        At the same time, the Company is liable to OakRe for 80% of any future premium tax recoveries that are realized from any such assessments and may retain the remaining 20%. The credits to be retained for 1997 were not material.




                                    PART C
                              OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS.

a.   FINANCIAL STATEMENTS

The following financial statements of the Separate Account are included in Part B hereof:

     1.   Statement of Assets and Liabilities as of June 30, 1998 (unaudited).

     2. Statement of Operations for the six months ended or from commencement of operations through June 30, 1998 (unaudited).

     3. Statement of Changes in Contract Owners' Equity for the six months ended or from commencement of operations through June 30, 1998 (unaudited).

     4.   Notes to Financial Statements - June 30, 1998 (unaudited).

     5.   Independent Auditors' Report.

     6.   Statement of Assets and Liabilities as of December 31, 1997.

     7.   Statement of Operations for the year or period ended December
          31, 1997.

     8. Statements of Changes in Contract Owners' Equity for each of the years or periods presented.

     9.   Financial  Highlights for each of the years or periods presented.

     10.  Notes to Financial Statements - December 31, 1997.

The following financial statements of the Company are included in Part B hereof:

     1.   Independent Auditors' Report.

     2.   Balance Sheets as of December 31, 1997 and 1996.

     3. Statements of Income for the years ended December 31, 1997, 1996, and 1995.

     4. Statements of Shareholder's Equity for the Years Ended December 31, 1997, 1996, and 1995.

     5. Statements of Cash Flows for the Years Ended December 31, 1997, 1996, and 1995.

     6.   Notes to Financial Statements - December 31, 1997, 1996, and 1995.

b.   EXHIBITS

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account+++

     2.  Not Applicable

     3.  (i)  Form of Principal Underwriter's Agreement +
         (ii) Form of Selling Agreement +

     4. (i) Individual Flexible Purchase Payment Deferred Variable and Fixed Annuity Contract**
        (ii)  Death Benefit Rider**
        (iii) Rider - Nursing Home Waiver**

     5.  Application for Variable Annuity +

     6.  (i)  Copy of Articles of Incorporation of the Company +
        (ii)  Copy of the Bylaws of the Company +

     7.  Not Applicable

     8.(i) Form of Fund Participation Agreement among MFS Variable Insurance Trust, Cova Financial Insurance Company and Massachusetts Financial Services Company +

        (ii) Form of Fund Participation Agreement among Cova Financial Life Insurance Company, Cova Life Sales Company, Alliance Capital Management LP and Alliance Fund Distributors, Inc. +

        (iii) Form of Fund Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Cova Financial Life Insurance Company++

        (iv) Form of Fund Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and Cova Financial Life Insurance Company++

        (v) Form of Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., Cova Financial Life Insurance Company, on behalf of itself and its Separate Accounts, and Cova Life Sales Company++

        (vi) Form of Fund Participation Agreement among Investors Fund Series, Zurich Kemper Investments, Inc., Zurich Kemper Distributors, Inc. and Cova Financial Life Insurance Company++

       (vii) Form of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and Cova Financial Life Insurance Company++

       (viii) Form of Participation Agreement among Russell Insurance Funds, Russell Fund Distributors, Inc. and Cova Financial Life Insurance Company++

        (ix) Form of Participation Agreement among Liberty Variable Investment Trust, Liberty Financial Investments, Inc. and Cova Financial Life Insurance Company++

     9.  Opinion and Consent of Counsel

    10.  Consent of Independent Auditors

    11.  Not Applicable

    12.  Not Applicable

    13.  Calculation of Performance Information

    14.  Company Organizational Chart**

    27.  Not Applicable

          * incorporated by reference to Xerox Variable Annuity Account Five, Form N-4 (File No. 33-50174) as filed on July 29, 1992.

          ** incorporated by reference to Registrant's Form N-4 ,(File Nos. 333- 34817 and 811-07060) electronically filed on September 2, 1997.

          + Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 electronically filed on November 19, 1997.

          ++ Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 electronically filed on February 11, 1998.

        +++ Incorporated by reference to Cova Variable Life Account Five, Initial Registration Statement on Form S-6 (File No. 333-37559) electronically filed on October 9, 1997.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR.

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal                Positions and Offices
 Business Address                 with Depositor
--------------------------------  --------------------------------
Richard A. Liddy                  Chairman of the Board and Director
700 Market Street
St. Louis, MO 63101


Leonard M. Rubenstein             Director
700 Market Street
St. Louis, MO 63101

Lorry J. Stensrud                 President and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Mark E. Reynolds                  Executive Vice President and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

John W. Barber                    Director
13045 Tesson Ferry Rd.
St. Louis, MO 63128

Frances S. Cook                   Secretary
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

Connie A. Doern                   Vice President
1776 West Lakes Parkway
West Des Moines, IA 50266

Patricia E. Gubbe                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Philip A. Haley                   Executive Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

J. Robert Hopson                  Vice President,
One Tower Lane, Suite 3000        Chief Actuary and Director
Oakbrook Terrace, IL  60181-4644

E. Thomas Hughes, Jr.             Treasurer and Director
700 Market Street
St. Louis, MO 63101

Lisa O. Kirchner                  Vice President
1776 West Lakes Parkway
West Des Moines, IA 50266

Douglas E. Jacobs                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

William C. Mair                   Vice President, Controller and
One Tower Lane, Suite 3000        Director
Oakbrook Terrace, IL  60181-4644

Matthew P. McCauley               Assistant Secretary and Director
700 Market Street
St. Louis, MO 63101

Myron H. Sandberg                  Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

John W. Schaus                    Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Peter L. Witkewiz                 Vice President
1776 West Lakes Parkway
West Des Moines, IA 50266

Kent P. Zimmerman                 Assistant Treasurer
700 Market Street
St. Louis, MO 63101


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

A company organizational chart was filed as Exhibit 14 to Registrant's Form N-4 (File Nos. 333-34817 and 811-07060) filed on September 2, 1997 and is incorporated herein by reference.

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of September 15, 1998 there were 21 Qualified Contract Owners and 93 Non-Qualified Contract Owners.

ITEM 28.   INDEMNIFICATION.

The Bylaws of the Company (Article V, Section 9) provide that:

This corporation shall indemnify, to the fullest extent allowed by California law, its present and former directors and officers against expenses, judgments, fines, settlements, and other amounts incurred in connection with any proceeding or threatened proceeding brought against such directors or officers in their capacity as such. Such indemnification shall be made in accordance with procedures set forth by California law. Sums for expenses incurred in defending any such proceeding may also be advanced to any such director or officer to the extent and under the conditions provided by California law.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITERS.

(a) Cova Life Sales Company is the principal underwriter for the following investment companies (other than Registrant):

Cova Variable Annuity Account One
First Cova Variable Annuity Account One
Cova Variable Life Account One
Cova Variable Life Account Five
Cova Variable Annuity Account Four

(b) Cova Life Sales Company is the principal underwriter for the Contracts. The following persons are the officers and directors of Cova Life Sales Company. The principal business address for each officer and director of Cova Life Sales Company is One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181- 4644.

(b)  Name and Principal  Positions and Offices
      Business Address   with Underwriter
-----------------------  ---------------------------

Lorry J. Stensrud        Director

Patricia E. Gubbe        Vice President and Chief
                         Compliance Officer

William C. Mair          Director

Philip A. Haley          Vice President

Frances S.  Cook         Assistant Secretary

Robert A. Miner          Treasurer



(c)  Not applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS.

William Flory, whose address is One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644 maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.   MANAGEMENT SERVICES.

Not Applicable.

ITEM 32.   UNDERTAKINGS.

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. Cova Financial Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

     The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.


                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Oakbrook Terrace, and State of Illinois on this 17th day of September, 1998.

                                  COVA VARIABLE ANNUITY ACCOUNT FIVE
                                  (Registrant)


                             By:  COVA FINANCIAL LIFE INSURANCE COMPANY


                             By:   /S/ LORRY J. STENSRUD
                                 _________________________________________


                                  COVA FINANCIAL LIFE INSURANCE COMPANY
                                  Depositor


                             By:    /S/ LORRY J. STENSRUD
                                  _________________________________________



As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



                        Chairman of the Board and
----------------------  Director                  --------
Richard A. Liddy                                  Date

/S/ LORRY J. STENSRUD   President and Director    9/17/98
---------------------                             --------
Lorry J. Stensrud                                  Date


----------------------  Director                  --------
Leonard M. Rubenstein                              Date

                        Director
----------------------                            --------
J. Robert Hopson                                   Date


William C. Mair*       Controller and Director    9/17/98
----------------------                            --------
William C. Mair                                    Date

E. Thomas Hughes, Jr.* Treasurer and Director     9/17/98
----------------------                            --------
E. Thomas Hughes, Jr.                              Date

Matthew P. McCauley*   Director                   9/17/98
----------------------                            --------
Matthew P. McCauley                                Date

John W. Barber*        Director                   9/17/98
----------------------                            --------
John W. Barber                                     Date


/S/ MARK E. REYNOLDS     Director                 9/17/98
----------------------                            --------
Mark E. Reynolds                                   Date





                                  *By:   /S/ LORRY J. STENSRUD
                                       ____________________________________
                                        Lorry J. Stensrud, Attorney-in-Fact





                              INDEX TO EXHIBITS

                                      TO

              POST-EFFECTIVE AMENDMENT NO. 3 (FILE NO. 333-34817)

                                      TO

                                   FORM N-4

                      COVA VARIABLE ANNUITY ACCOUNT FIVE

EXHIBIT NO.                                                     PAGE NO.


EX-99.B9      Opinion and Consent of Counsel

EX-99.B10     Consent of Independent Auditors

EX-99.B13     Calculation of Performance Information